AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

I. SCHEDULES OF INVESTMENTS.

American Beacon Balanced Fund

January 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 61.08%
CONSUMER DISCRETIONARY - 5.07%
Auto Components - 0.70%
Delphi Automotive plcA	9,400	$252
Johnson Controls, Inc.	95,400	3,031
Magna International, Inc.	62,200	2,571
		5,854
Automobiles - 0.60%
General Motors Co.A	209,400	5,030

Hotels, Restaurants & Leisure - 0.44%
Carnival Corp.	121,800	3,678

Media - 1.34%
CBS Corp., Class BB	69,700	1,985
Comcast Corp., Class A	89,500	2,380
Comcast Corp. - Special Class A	119,100	3,035
Interpublic Group of Cos., Inc.	204,700	2,115
Time Warner Cable, Inc.	23,400	1,725
		11,240
Multiline Retail - 0.49%
JC Penney Co., Inc.	63,400	2,635
Target Corp.	29,550	1,501
		4,136
Specialty Retail - 1.50%
Gap, Inc.	389,600	7,395
Hanesbrands, Inc.A	92,000	2,263
Home Depot, Inc.	18,950	841

	Shares	Fair Value
		(000’s)
Specialty Retail
RadioShack Corp.	40,600	$292
Staples, Inc.	125,400	1,835
		12,626
Total Consumer Discretionary		42,564

CONSUMER STAPLES - 4.81%
Beverages - 1.26%
Diageo plc, ADRC	56,900	5,041
PepsiCo, Inc.	84,400	5,542
		10,583
Food & Drug Retailing - 1.61%
CVS Caremark Corp.	82,800	3,457
Kroger Co.	79,600	1,891
Safeway, Inc.	56,000	1,231
Wal-Mart Stores, Inc.	113,000	6,934
		13,513
Food Products - 0.09%
Kraft Foods, Inc., Class A	20,500	785

Household Products - 0.09%
Kimberly-Clark Corp.	10,100	723

Tobacco - 1.76%
Altria Group, Inc.	94,400	2,681
Imperial Tobacco Group plc, ADRC	67,300	4,819
Philip Morris International, Inc.	97,700	7,305
		14,805
Total Consumer Staples		40,409

	Shares	Fair Value
		(000’s)
ENERGY - 7.75%
Energy Equipment & Services - 0.68%
Cobalt International Energy, Inc.A	114,600	$2,297
Transocean Ltd.	71,820	3,397
		5,694
Oil & Gas - 7.07%
BP plc, ADRC	192,293	8,828
Chevron Corp.	38,028	3,920
ConocoPhillips	211,376	14,418
Exxon Mobil Corp.	35,300	2,956
Marathon Oil Corp.	111,700	3,506
Marathon Petroleum Corp.	24,150	923
Occidental Petroleum Corp.	58,000	5,787
Royal Dutch Shell plc, ADRC	124,737	9,028
Spectra Energy Corp.	185,300	5,835
Total S.A., ADRC	78,800	4,174
		59,375
Total Energy		65,069

FINANCIALS - 15.71%
Banks - 5.96%
Bank of America Corp.	1,650,380	11,767
Bank of New York Mellon Corp.	202,900	4,084
Fifth Third Bancorp	135,000	1,756
KeyCorp.	210,657	1,637
PNC Financial Services Group, Inc.	145,358	8,564
SunTrust Banks, Inc.	211,700	4,355
Wells Fargo & Co.	577,798	16,877
Zions Bancorporation	65,800	1,108
		50,148
Diversified Financials - 5.92%
American Express Co.	111,800	5,606
Capital One Financial Corp.	124,900	5,714
Charles Schwab Corp.	164,700	1,919
Citigroup, Inc.	193,970	5,959
Goldman Sachs Group, Inc.	27,500	3,065
JPMorgan Chase & Co.	567,834	21,180
Morgan Stanley	88,800	1,656
SLM Corp.	191,100	2,857
State Street Corp.	45,600	1,787
		49,743
Insurance - 3.37%
ACE Ltd.	25,300	1,761
Allstate Corp.	207,600	5,989
American International Group, Inc.	143,900	3,613
Hartford Financial Services Group, Inc.	99,200	1,738
Lincoln National Corp.	30,500	657
MetLife, Inc.	203,588	7,193
Prudential Financial, Inc.	15,900	910
Travelers Cos., Inc.	28,500	1,662
Unum Group	38,000	868
XL Group plc	194,200	3,936
		28,327

	Shares	Fair Value
		(000’s)
Real Estate - 0.46%
Annaly Capital Management, Inc.D	98,210	$1,654
Chimera Investment Corp.D	725,972	2,207
		3,861
Total Financials		132,079

HEALTH CARE - 6.62%
Biotechnology - 0.22%
Amgen, Inc.	26,643	1,809

Health Care Equipment & Supplies - 1.45%
Baxter International, Inc.	86,500	4,799
Covidien plc	35,300	1,818
Medtronic, Inc.	132,800	5,122
Zimmer Holdings, Inc.	7,800	474
		12,213
Health Care Providers & Services - 0.51%
Quest Diagnostics, Inc.	22,600	1,313
WellPoint, Inc.	46,600	2,997
		4,310
Pharmaceuticals - 4.44%
Eli Lilly & Co.	32,700	1,299
Johnson & Johnson	174,100	11,475
Merck & Co., Inc.	217,676	8,328
Novartis AG, ADRC	32,200	1,750
Pfizer, Inc.	577,054	12,350
Sanofi, ADRC	56,500	2,098
		37,300
Total Health Care		55,632

INDUSTRIALS - 5.69%
Aerospace & Defense - 1.83%
Boeing Co.	44,200	3,279
Exelis, Inc.	70,600	705
Huntington Ingalls Industries, Inc.A	7,550	284
Lockheed Martin Corp.	52,800	4,346
Northrop Grumman Corp.	41,400	2,403
Raytheon Co.	91,600	4,397
		15,414
Air Freight & Couriers - 0.34%
FedEx Corp.	31,300	2,864

Industrial Conglomerates - 2.06%
3M Co.	42,000	3,642
General Electric Co.	484,800	9,071
Honeywell International, Inc.	77,900	4,521
		17,234
Machinery - 1.46%
Cummins, Inc.	28,000	2,912
Illinois Tool Works, Inc.	49,500	2,625
Ingersoll-Rand plc	24,100	842
ITT Corp.	35,300	767
PACCAR, Inc.	74,500	3,293

	Shares	Fair Value
		(000’s)
Machinery
Xylem, Inc.	70,500	$1,827
		12,266
Total Industrials		47,778

INFORMATION TECHNOLOGY - 7.79%
Communications Equipment - 0.82%
Cisco Systems, Inc.	215,100	4,222
Corning, Inc.	208,200	2,680
		6,902
Computers & Peripherals - 3.34%
Apple, Inc.	11,710	5,345
Hewlett-Packard Co.	435,600	12,187
International Business Machines Corp.	31,000	5,971
Seagate Technology plc	219,900	4,649
		28,152
Electronic Equipment & Instruments - 0.59%
Avnet, Inc.	92,400	3,222
TE Connectivity Ltd.	49,725	1,696
		4,918
Semiconductor Equipment & Products - 0.25%
Intel Corp.	79,200	2,092

Software - 2.79%
CA, Inc.	167,674	4,323
Microsoft Corp.	512,500	15,134
Oracle Corp.	141,600	3,993
		23,450
Total Information Technology		65,514

MATERIALS - 1.59%
Chemicals - 0.66%
Air Products & Chemicals, Inc.	16,000	1,408
Dow Chemical Co.	43,100	1,444
EI du Pont de Nemours & Co.	36,100	1,838
PPG Industries, Inc.	9,100	815
		5,505
Metals & Mining - 0.93%
ArcelorMittal	107,150	2,199
Cliffs Natural Resources, Inc.	16,600	1,199
Newmont Mining Corp.	51,300	3,154
United States Steel Corp.	43,100	1,301
		7,853
Total Materials		13,358

TELECOMMUNICATION SERVICES - 3.18%
Diversified Telecommunication Services - 1.64%
AT&T, Inc.	274,977	8,088
Nokia OYJ, ADRC	236,000	1,189
Verizon Communications, Inc.	120,808	4,550
		13,827
Wireless Telecommunication Services - 1.54%
Vodafone Group plc, ADRC	477,130	12,925
Total Telecommunication Services		26,752

	Shares	Fair Value
		(000’s)
UTILITIES - 2.87%
CenterPoint Energy, Inc.	197,800	$3,653
Dominion Resources, Inc.	89,800	4,494
Edison International	51,000	2,093
Entergy Corp.	70,600	4,897
Exelon Corp.	106,700	4,245
NRG Energy, Inc.A	51,700	873
Public Service Enterprise Group, Inc.	126,000	3,823
Total Utilities		24,078
Total Common Stock (Cost $487,661)		513,233

PREFERRED STOCK - 0.20% (Cost $1,995)
CONSUMER DISCRETIONARY - 0.20%
General Motors Co.	41,400	1,658

	Par Amount

	(000’s)
CORPORATE OBLIGATION - 16.50%
Financials - 7.61%
AEGON Funding Co. LLC, 5.75%, Due 12/15/2020 E	$350	370
Aflac, Inc., 8.50%, Due 5/15/2019	170	214
American Express Co., 8.15%, Due 3/19/2038	200	299
American Express Credit Corp.,
5.125%, Due 8/25/2014	570	620
2.75%, Due 9/15/2015	150	154
American International Group, Inc., 6.40%, Due 12/15/2020	625	680
ANZ National International Ltd., 2.375%, Due 12/21/2012F	350	354
Bank of America Corp.,
4.50%, Due 4/1/2015	270	274
6.50%, Due 8/1/2016	2,090	2,228
7.80%, Due 9/15/2016	700	749
7.625%, Due 6/1/2019	925	1,045
Bank of New York Mellon Corp.,
1.50%, Due 1/31/2014	335	339
4.30%, Due 5/15/2014	290	312
Bank One Corp., 4.90%, Due 4/30/2015	250	264
Barclays Bank plc,
3.90%, Due 4/7/2015	330	338
6.75%, Due 5/22/2019	350	407
Bear Stearns Cos. LLC, 7.25%, Due 2/1/2018E	1,640	1,961
BNP Paribas S.A., 3.60%, Due 2/23/2016	320	318
Canadian Imperial Bank of Commerce, 1.45%, Due 9/13/2013	410	414
Capital One Financial Corp., 2.125%, Due 7/15/2014	335	336

	Par Amount	Fair Value
	(000’s)	(000’s)
Financials
Citigroup, Inc.,
1.511%, Due 4/1/2014G	$300	$287
6.375%, Due 8/12/2014	920	996
0.715%, Due 11/5/2014G	320	297
6.01%, Due 1/15/2015	420	456
6.125%, Due 11/21/2017	295	325
8.50%, Due 5/22/2019	1,300	1,588
CNA Financial Corp., 7.35%, Due 11/15/2019	245	279
Credit Suisse, 5.30%, Due 8/13/2019	325	348
Danske Bank A/S, 1.617%, Due 4/14/2014F G	620	594
Deutsche Bank AG, 3.875%, Due 8/18/2014	325	338
Fifth Third Bancorp,
3.625%, Due 1/25/2016	325	339
8.25%, Due 3/1/2038	1,900	2,435
General Electric Capital Corp.,
1.159%, Due 6/2/2014G	1,595	1,571
0.782%, Due 1/8/2016G	1,125	1,049
5.40%, Due 2/15/2017	300	340
5.625%, Due 5/1/2018	655	751
6.00%, Due 8/7/2019	350	405
5.50%, Due 1/8/2020	250	282
5.30%, Due 2/11/2021	170	185
5.875%, Due 1/14/2038	505	552
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	725	768
6.25%, Due 9/1/2017	650	714
5.95%, Due 1/18/2018	345	371
6.00%, Due 6/15/2020	175	185
6.75%, Due 10/1/2037	2,080	2,060
HCP, Inc., 5.375%, Due 2/1/2021	355	392
Health Care REIT, Inc.,
3.625%, Due 3/15/2016D	185	188
5.25%, Due 1/15/2022D	250	264
HSBC Finance Corp., 0.821%, Due 1/15/2014G	1,050	1,001
ING Bank N.V.,
1.94%, Due 6/9/2014F G	1,980	1,907
5.125%, Due 5/1/2015F	450	425
JPMorgan Chase & Co.,
1.361%, Due 1/24/2014G	840	838
3.70%, Due 1/20/2015	600	632
3.45%, Due 3/1/2016	480	494
4.50%, Due 1/24/2022	695	716
5.50%, Due 10/15/2040	325	344
JPMorgan Chase Bank NA, 0.871%, Due 6/13/2016G	415	377
KeyCorp, 5.10%, Due 3/24/2021	140	152
Liberty Mutual Group, Inc., 5.00%, Due 6/1/2021F	280	278
Liberty Mutual Insurance Co.,

	Par Amount	Fair Value
	(000’s)	(000’s)
Financials
7.875%, Due 10/15/2026F	$1,500	$1,723
Lincoln National Corp., 4.75%, Due 2/15/2014	245	256
Lloyds TSB Bank plc,
4.375%, Due 1/12/2015F	325	328
6.375%, Due 1/21/2021	185	198
Merrill Lynch & Co. Inc,
6.40%, Due 8/28/2017	795	841
6.50%, Due 7/15/2018	260	277
6.11%, Due 1/29/2037	365	327
7.75%, Due 5/14/2038	1,355	1,426
MetLife Institutional Funding II, 1.481%, Due 4/4/2014F G	600	600
MetLife, Inc.,
5.00%, Due 11/24/2013	440	470
6.375%, Due 6/15/2034	350	425
Monumental Global Funding III, 0.767%, Due 1/15/2014F G	325	317
Morgan Stanley,
0.883%, Due 1/9/2014G	2,860	2,688
1.047%, Due 10/15/2015G	920	818
7.30%, Due 5/13/2019	350	382
5.625%, Due 9/23/2019	705	702
5.50%, Due 7/28/2021	450	445
National Australia Bank Ltd., 4.375%, Due 12/10/2020F	325	339
Nordea Bank AB,
2.50%, Due 11/13/2012F	350	354
4.875%, Due 1/27/2020F	300	314
PNC Funding Corp.,
4.25%, Due 9/21/2015	370	404
4.375%, Due 8/11/2020	330	363
Pricoa Global Funding I, 5.40%, Due 10/18/2012F	175	181
Prudential Financial, Inc., 7.375%, Due 6/15/2019	300	365
Rabobank Nederland,
4.20%, Due 5/13/2014F	200	209
2.125%, Due 10/13/2015	340	339
Simon Property Group LP,
5.75%, Due 12/1/2015H	135	152
2.80%, Due 1/30/2017H	405	420
10.35%, Due 4/1/2019H	325	458
Societe Generale S.A.,
2.20%, Due 9/14/2013F	300	292
1.631%, Due 4/11/2014F G	900	848
State Street Corp.,
4.30%, Due 5/30/2014	215	231
2.875%, Due 3/7/2016	505	529
SunTrust Banks, Inc.,
3.60%, Due 4/15/2016	175	181
3.50%, Due 1/20/2017	355	364
Toyota Motor Credit Corp.,
2.05%, Due 1/12/2017	485	493
Travelers Cos., Inc.,

	Par Amount	Fair Value
	(000’s)	(000’s)
Financials
3.90%, Due 11/1/2020	$160	$175
Travelers Property Casualty Corp., 5.00%, Due 3/15/2013	565	589
UBS AG, 5.875%, Due 12/20/2017	325	364
UnitedHealth Group, Inc.,
4.875%, Due 2/15/2013	480	499
3.875%, Due 10/15/2020	325	351
6.625%, Due 11/15/2037	1,590	2,123
US Bancorp, 2.20%, Due 11/15/2016	755	770
Wachovia Corp.,
0.937%, Due 10/15/2016G	650	579
5.75%, Due 2/1/2018	1,370	1,578
Westpac Banking Corp., 2.25%, Due 11/19/2012	330	334
Willis North America, Inc., 6.20%, Due 3/28/2017	255	284
		63,904
Industrials - 7.42%
Altria Group, Inc.,
9.70%, Due 11/10/2018	280	386
4.75%, Due 5/5/2021	310	343
America Movil SAB de CV, 6.375%, Due 3/1/2035	350	431
American Honda Finance Corp.,
4.625%, Due 4/2/2013F	425	443
3.875%, Due 9/21/2020F	150	156
Amgen, Inc., 5.15%, Due 11/15/2041	2,090	2,218
Analog Devices, Inc., 3.00%, Due 4/15/2016	330	349
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, Due 4/15/2020	330	384
8.00%, Due 11/15/2039	125	194
Apache Corp., 5.10%, Due 9/1/2040	170	198
Applied Materials, Inc., 2.65%, Due 6/15/2016	300	313
Aristotle Holding, Inc., 6.125%, Due 11/15/2041F	985	1,073
AT&T, Inc.,
5.10%, Due 9/15/2014	605	669
5.50%, Due 2/1/2018	775	919
6.80%, Due 5/15/2036	150	190
6.40%, Due 5/15/2038	175	216
5.35%, Due 9/1/2040	253	283
Baxter International, Inc.,
1.80%, Due 3/15/2013	205	208
1.85%, Due 1/15/2017	225	230
Becton Dickinson and Co., 3.25%, Due 11/12/2020	330	348
BHP Billiton Finance USA Ltd., 1.125%, Due 11/21/2014	315	318
Boeing Co.,

	Par Amount	Fair Value
	(000’s)	(000’s)
Industrials
1.875%, Due 11/20/2012	$350	$353
BP Capital Markets plc,
3.20%, Due 3/11/2016	750	797
3.561%, Due 11/1/2021	230	243
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018E	425	504
7.95%, Due 8/15/2030E	205	292
5.75%, Due 5/1/2040E	170	208
Cameron International Corp., 6.375%, Due 7/15/2018	135	160
Canadian National Railway Co., 5.55%, Due 5/15/2018	350	420
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	430	454
6.25%, Due 3/15/2038	365	486
Caterpillar Financial Services Corp.,
6.125%, Due 2/17/2014	460	509
2.75%, Due 6/24/2015	340	359
Cellco Partnership, 8.50%, Due 11/15/2018	320	446
Cliffs Natural Resources, Inc., 4.875%, Due 4/1/2021	225	232
Coca-Cola Co.,
0.75%, Due 11/15/2013	735	740
1.80%, Due 9/1/2016	175	180
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	128	139
Comcast Corp.,
6.30%, Due 11/15/2017	425	511
5.875%, Due 2/15/2018	270	318
6.45%, Due 3/15/2037	2,630	3,223
6.55%, Due 7/1/2039	350	439
ConocoPhillips, 5.20%, Due 5/15/2018	425	498
Cooper US, Inc.,
2.375%, Due 1/15/2016	330	339
3.875%, Due 12/15/2020	250	266
Covidien International Finance S.A., 2.80%, Due 6/15/2015	290	304
CSX Corp., 5.50%, Due 4/15/2041	325	372
CVS Caremark Corp., 3.25%, Due 5/18/2015	170	180
Daimler Finance North America LLC,
3.00%, Due 3/28/2016E F	160	163
2.95%, Due 1/11/2017E F	300	305
DIRECTV Holdings LLC,
3.50%, Due 3/1/2016E	360	376
6.35%, Due 3/15/2040E	140	162
Dow Chemical Co.,
7.60%, Due 5/15/2014	170	193
4.25%, Due 11/15/2020	305	326
4.125%, Due 11/15/2021	300	316
Eaton Corp.,

	Par Amount	Fair Value
	(000’s)	(000’s)
Industrials
5.60%, Due 5/15/2018	$300	$356
Ecolab, Inc., 2.375%, Due 12/8/2014	130	135
EOG Resources, Inc., 2.50%, Due 2/1/2016	325	338
Express Scripts, Inc., 6.25%, Due 6/15/2014	370	406
France Telecom S.A.,
4.375%, Due 7/8/2014	215	229
2.125%, Due 9/16/2015	150	152
Genzyme Corp., 5.00%, Due 6/15/2020	190	223
Gilead Sciences, Inc., 2.40%, Due 12/1/2014	355	367
GlaxoSmithKline Capital, Inc., 5.65%, Due 5/15/2018	250	306
Halliburton Co., 3.25%, Due 11/15/2021	275	286
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	325	327
4.65%, Due 12/9/2021	925	995
6.00%, Due 9/15/2041	1,885	2,165
Home Depot, Inc., 4.40%, Due 4/1/2021	300	344
Husky Energy, Inc., 5.90%, Due 6/15/2014	190	208
Intel Corp., 3.30%, Due 10/1/2021	215	228
International Business Machines Corp., 7.625%, Due 10/15/2018	440	601
John Deere Capital Corp., 4.90%, Due 9/9/2013	470	501
Johnson Controls, Inc.,
1.75%, Due 3/1/2014	565	572
5.00%, Due 3/30/2020	320	362
Kellogg Co.,
4.25%, Due 3/6/2013	500	518
1.875%, Due 11/17/2016	150	152
Koninklijke Philips Electronics N.V., 5.75%, Due 3/11/2018	305	356
Lorillard Tobacco Co., 8.125%, Due 6/23/2019	275	335
Marathon Oil Corp., 6.00%, Due 10/1/2017	365	429
McKesson Corp., 3.25%, Due 3/1/2016	160	170
Medtronic, Inc., 3.00%, Due 3/15/2015	720	768
Norfolk Southern Corp., 5.75%, Due 4/1/2018	425	506
Northrop Grumman Corp., 5.05%, Due 8/1/2019	150	170
Novartis Capital Corp., 2.90%, Due 4/24/2015	550	590
PepsiCo, Inc.,

	Par Amount	Fair Value
	(000’s)	(000’s)
Industrials
2.50%, Due 5/10/2016	$425	$449
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	340	348
6.875%, Due 1/20/2040	115	132
Petroleos Mexicanos, 6.00%, Due 3/5/2020	325	364
Pride International, Inc., 6.875%, Due 8/15/2020	220	266
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	150	164
Rio Tinto Finance USA Ltd., 2.50%, Due 5/20/2016	335	349
Rogers Communications, Inc., 5.50%, Due 3/15/2014	325	354
SABMiller Holdings, Inc., 4.95%, Due 1/15/2042F	300	319
Sanofi,
1.625%, Due 3/28/2014	485	496
4.00%, Due 3/29/2021	355	398
Shell International Finance BV, 3.10%, Due 6/28/2015	340	367
Teck Resources Ltd., 6.00%, Due 8/15/2040	145	163
Telecom Italia Capital S.A., 4.95%, Due 9/30/2014	175	172
Telefonica Emisiones SAU,
3.992%, Due 2/16/2016	115	115
6.421%, Due 6/20/2016	350	375
Teva Pharmaceutical Finance II, 3.00%, Due 6/15/2015	420	445
Thomson Reuters Corp., 4.70%, Due 10/15/2019	150	167
Time Warner Cable, Inc.,
5.40%, Due 7/2/2012	975	994
5.85%, Due 5/1/2017	650	756
6.75%, Due 7/1/2018	505	612
7.30%, Due 7/1/2038	1,920	2,419
Time Warner, Inc.,
6.875%, Due 5/1/2012	975	990
4.875%, Due 3/15/2020	160	179
4.75%, Due 3/29/2021	325	360
Transocean, Inc., 6.80%, Due 3/15/2038	3,170	3,474
Tyco Electronics Group S.A.,
1.60%, Due 2/3/2015	170	170
6.55%, Due 10/1/2017	255	302
Tyco International Finance S.A., 3.75%, Due 1/15/2018	325	350
Union Pacific Corp., 4.163%, Due 7/15/2022	306	336
United Parcel Service, Inc., 3.125%, Due 1/15/2021	340	367
United Technologies Corp., 6.125%, Due 7/15/2038	450	582
Vale Overseas Ltd.,

	Par Amount	Fair Value
	(000’s)	(000’s)
Industrials
4.375%, Due 1/11/2022	$150	$150
Valero Energy Corp.,
9.375%, Due 3/15/2019	135	172
6.625%, Due 6/15/2037	165	180
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	350	411
4.60%, Due 4/1/2021	380	432
3.50%, Due 11/1/2021	140	146
6.90%, Due 4/15/2038	275	367
Viacom, Inc., 6.875%, Due 4/30/2036	2,880	3,774
Vodafone Group plc, 6.15%, Due 2/27/2037	365	469
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	350	514
Xerox Corp.,
5.65%, Due 5/15/2013	75	79
8.25%, Due 5/15/2014	160	180
4.25%, Due 2/15/2015	355	375
		62,360
Utilities - 1.47%
Columbus Southern Power Co., 5.50%, Due 3/1/2013	510	532
Commonwealth Edison Co., 4.00%, Due 8/1/2020	175	192
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	350	434
Duke Energy Carolinas LLC, 5.10%, Due 4/15/2018E	350	413
Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016	520	600
EDF S.A., 4.60%, Due 1/27/2020F	320	333
Energy Transfer Partners LP,
8.50%, Due 4/15/2014H	535	610
9.00%, Due 4/15/2019H	260	319
Enterprise Products Operating LLC,
5.65%, Due 4/1/2013E	355	374
6.125%, Due 10/15/2039E	310	360
Exelon Generation Co. LLC,
5.20%, Due 10/1/2019E	245	274
6.25%, Due 10/1/2039E	275	340
FirstEnergy Solutions Corp., 4.80%, Due 2/15/2015	175	187
MidAmerican Energy Holdings Co.,
5.875%, Due 10/1/2012	510	527
6.125%, Due 4/1/2036	350	433
National Rural Utilities Cooperative
Finance Corp., 1.125%, Due 11/1/2013	335	338
ONEOK Partners LP, 6.125%, Due 2/1/2041H	355	418
Pacific Gas & Electric Co.,
6.25%, Due 12/1/2013	175	192

	Par Amount	Fair Value
	(000’s)	(000’s)
Utilities
3.50%, Due 10/1/2020	$300	$316
Progress Energy, Inc., 4.875%, Due 12/1/2019	350	395
Sempra Energy, 6.50%, Due 6/1/2016	265	313
Southern Co., 1.95%, Due 9/1/2016	310	316
Southwestern Electric Power Co., 3.55%, Due 2/15/2022	600	598
Spectra Energy Capital LLC,
5.668%, Due 8/15/2014E	275	299
5.65%, Due 3/1/2020E	275	314
Spectra Energy Partners LP, 4.60%, Due 6/15/2021H	160	169
TransCanada PipeLines Ltd.,
7.625%, Due 1/15/2039	300	438
6.10%, Due 6/1/2040	170	220
Union Electric Co., 6.70%, Due 2/1/2019	380	467
Virginia Electric and Power Co., 5.40%, Due 4/30/2018	350	420
Westar Energy, Inc., 6.00%, Due 7/1/2014	175	192
Xcel Energy, Inc., 5.613%, Due 4/1/2017	869	991
		12,324
Total Corporate Obligations (Cost $127,705)		138,588

OTHER GOVERNMENT OBLIGATIONS - 0.09%
Province of Ontario Canada,
4.10%, Due 6/16/2014	350	376
3.15%, Due 12/15/2017	325	349
Total Other Government Obligations (Cost $674)		725

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.00%
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
5.317%, Due 9/10/2047, 2006-5 A2	298	302
5.634%, Due 4/10/2049, 2007-2 A2	271	280
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PW14 A4	665	742
5.54%, Due 9/11/2041, 2006-PW13 A4	840	952

	Par Amount	Fair Value
	(000’s)	(000’s)
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS
4.831%, Due 7/11/2042, 2004-PWR5 A4	$400	$413
GS Mortgage Securities Corp II,
4.607%, Due 7/10/2039, 2005-GG4 A3	350	351
3.679%, Due 8/10/2043, 2010-C1 A1F.	369	390
3.849%, Due 12/10/2043, 2010-C2 A1F	536	567
3.645%, Due 3/10/2044, 2011-GC3 A2F	500	527
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	288	293
3.853%, Due 6/15/2043, 2010-C1 A1F.	677	714
4.387%, Due 2/15/2046, 2011-C3 A3F.	550	599
4.625%, Due 3/15/2046, 2005-LDP1 A2	261	264
5.930%, Due 2/12/2049, 2007-CB19 A4	550	617
5.629%, Due 2/12/2051, 2007-CB20 A2	558	567
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	500	560
Wachovia Bank Commercial Mortgage Trust, 5.923%, Due 6/15/2049, 2007-C32 A2	287	297
Total Non-Agency Mortgage-Backed Obligations (Cost $7,888)		8,435

ASSET-BACKED SECURITIES - 0.50%
Ally Master Owner Trust, 0.935%, Due 6/15/2015, 2011-5 AG	600	602
CNH Equipment Trust,
1.17%, Due 5/15/2015, 2010-C A3	448	449
2.04%, Due 10/17/2016, 2011-A A4	380	391
Ford Credit Floorplan Master Owner Trust, 1.835%, Due 9/15/2014, 2009-2 AG	800	807
Harley-Davidson Motorcycle Trust, 1.87%, Due 2/15/2014, 2009-4 A3	114	114
Honda Auto Receivables Owner Trust, 3.30%, Due 9/15/2015, 2009-3 A4	300	306
Hyundai Auto Receivables Trust, 3.15%, Due 3/15/2016, 2009-A A4	270	278
John Deere Owner Trust,
2.59%, Due 10/15/2013, 2009-A A3	2	2
3.96%, Due 5/16/2016, 2009-A A4	265	267
Nissan Master Owner Trust Receivables, 1.435%, Due 1/15/2015, 2010-AA AF G	650	654
Volkswagen Auto Loan Enhanced Trust, 6.24%, Due 7/20/2015, 2008-2 A4A	351	359
Total Asset-Backed Securities (Cost $4,201)		4,229

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 12.55%
Federal Home Loan Mortgage Corporation
4.50%, Due 1/15/2015	$22,140	$24,675
4.50%, Due 3/1/2019	307	326
5.00%, Due 10/1/2020	122	132
5.00%, Due 8/1/2033	691	745
5.50%, Due 2/1/2034	593	645
5.00%, Due 3/1/2034	518	559
6.00%, Due 6/1/2034	435	483
6.00%, Due 8/1/2034	333	368
5.00%, Due 8/1/2035	514	555
5.00%, Due 9/1/2035	370	399
6.00%, Due 8/1/2036	241	266
5.50%, Due 4/1/2037	665	722
6.00%, Due 9/1/2037	199	219
5.50%, Due 5/1/2038	279	303
4.00%, Due 10/1/2039	2,877	3,037
0.689%, Due 12/15/2040G	1,679	1,676
4.00%, Due 1/1/2041	1,383	1,461
4.50%, Due 2/1/2041	1,323	1,409
		37,980
Federal National Mortgage Association
5.50%, Due 2/1/2014	60	66
6.00%, Due 4/1/2016	95	102
5.00%, Due 12/1/2017	276	298
4.50%, Due 9/1/2018	189	203
4.00%, Due 8/1/2020	315	336
4.50%, Due 3/1/2025	436	472
3.50%, Due 1/1/2026	349	367
4.00%, Due 5/1/2026	1,770	1,882
5.00%, Due 3/1/2034	762	824
4.50%, Due 9/1/2034	360	385
5.50%, Due 12/1/2035	237	259
5.00%, Due 2/1/2036	352	380
5.50%, Due 4/1/2036	457	498
6.00%, Due 9/1/2036	352	387
5.50%, Due 12/1/2036	560	610
5.50%, Due 2/1/2037	581	633
5.50%, Due 6/1/2038	1,391	1,514
4.50%, Due 1/1/2040	1,559	1,668
5.00%, Due 7/1/2040	1,785	1,940
4.00%, Due 9/1/2040	1,202	1,272
4.00%, Due 1/1/2041	1,841	1,949
5.00%, Due 1/1/2041	1,954	2,123
4.00%, Due 2/1/2041	1,541	1,646
4.00%, Due 4/1/2041	1,953	2,086
4.50%, Due 4/1/2041	2,863	3,077
4.50%, Due 5/1/2041	1,863	2,006
4.50%, Due 7/1/2041	1,019	1,091
4.50%, Due 8/1/2041	1,701	1,828
4.50%, Due 10/1/2041	964	1,037
6.25%, Due 5/15/2029	7,870	11,089
		42,028

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS
Government National Mortgage Association
7.00%, Due 12/15/2025	$168	$194
6.50%, Due 8/15/2027	184	212
6.50%, Due 11/15/2027	191	220
7.50%, Due 12/15/2028	155	180
5.50%, Due 7/15/2033	466	522
6.00%, Due 12/15/2033	490	556
5.50%, Due 2/20/2034	665	746
1.692%, Due 11/16/2035, 2009-148 A	340	343
2.174%, Due 7/16/2038, 2011-147 A	1,993	2,039
6.00%, Due 10/15/2038	908	1,025
2.989%, Due 3/16/2039, 2010-71 AC	961	997
5.00%, Due 10/15/2039	2,821	3,148
6.00%, Due 11/15/2039	878	991
5.50%, Due 2/15/2040	929	1,039
4.50%, Due 10/20/2040	1,066	1,170
2.70%, Due 4/16/2043, 2011-109 AB	1,986	2,072
2.542%, Due 9/16/2044, 2011-96 AC	1,092	1,134
2.70%, Due 11/16/2044, 2011-92 AB	1,241	1,294
3.20%, Due 11/16/2044, 2011-92 B	2,400	2,537
		20,419
National Credit Union Administration
0.695%, Due 3/11/2020, 2011 R3 1AG.	2,492	2,496
0.745%, Due 10/7/2020, 2010 R1 1AG.	2,172	2,175
		4,671
Private Export Funding Corp., 2.125%, Due 7/15/2016	300	314
Total U.S. Agency Mortgage-Backed Obligations (Cost $97,238)		105,412

U.S. TREASURY OBLIGATIONS - 3.92%
U.S. Treasury Bonds
6.25%, Due 8/15/2023	800	1,151
6.875%, Due 8/15/2025	580	896
5.25%, Due 11/15/2028	250	345
4.75%, Due 2/15/2037	130	176
4.50%, Due 8/15/2039	930	1,222
3.75%, Due 8/15/2041	3,985	4,645
		8,435
U.S. Treasury Notes
0.625%, Due 4/30/2013	6,970	7,008
2.625%, Due 7/31/2014	1,000	1,059
2.00%, Due 1/31/2016	4,475	4,742
2.00%, Due 4/30/2016	700	743
3.125%, Due 10/31/2016	900	1,004
0.875%, Due 1/31/2017	725	731
3.625%, Due 2/15/2020	975	1,139
3.625%, Due 2/15/2021	5,620	6,565
2.125%, Due 8/15/2021	800	826
2.00%, Due 11/15/2021	660	672
		24,489
Total U.S. Treasury Obligations (Cost $31,398)		32,924

	Par Amount	Fair Value
		(000’s)
MUNICIPAL OBLIGATIONS - 0.36%
Municipal Electric Authority of Georgia,
6.64%, Due 4/1/2057	$1,920	$2,249
6.66%, Due 4/1/2057	710	813
Total Municipal Obligations (Cost $2,617)		3,062

	Shares
SHORT-TERM INVESTMENTS - 3.45%
American Beacon U.S. Government Money Market Select FundI	5,000,000	5,000
JPMorgan U.S. Government Money Market Fund	18,822,667	18,823

	Par Amount
United States Treasury Bill , 0.01%, Due 10/18/2012	$5,100	5,097
Total Short-Term Investments (Cost $28,920)		28,920

TOTAL INVESTMENTS - 99.65% (Cost $790,597)		837,186
OTHER ASSETS, NET OF LIABILITIES - 0.35%		2,926
TOTAL NET ASSETS - 100.00%		$840,113

A	Non-income producing security.
B	Non-voting participating shares.
C	ADR - American Depositary Receipt.
D	REIT - Real Estate Investment Trust.
E	Limited Liability Company.
F

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $15,306 or 1.82% of net assets. The Fund has no right to demand registration of these securities.

G	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
H	Limited Partnership.
I	The Fund is affiliated by having the same investment advisor.

Futures Contracts (000’s)
	Number of Contracts	Expiration Date	Fair Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Mini E Index Future.	311	March, 2012	20,343	583

			20,343	583

American Beacon Large Cap Value Fund

January 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 97.55%
CONSUMER DISCRETIONARY - 8.20%
Auto Components - 1.13%
Delphi Automotive plcA	130,600	$3,504
Johnson Controls, Inc.	1,609,905	51,147
Magna International, Inc.	877,700	36,284
		90,935
Automobiles - 0.86%
General Motors Co.A	2,888,813	69,389

Hotels, Restaurants & Leisure - 0.60%
Carnival Corp.	1,596,400	48,211

Household Durables - 0.12%
Stanley Black & Decker, Inc.	136,444	9,576

Leisure Equipment & Products - 0.09%
Hasbro, Inc.	199,127	6,952

Media - 2.42%
CBS Corp., Class BB	1,011,000	28,793
Comcast Corp., Class A	1,253,300	33,325
Comcast Corp. - Special Class A	1,904,550	48,548
Interpublic Group of Cos., Inc.	2,871,200	29,659
Omnicom Group, Inc.	196,407	8,958
Time Warner Cable, Inc.	327,200	24,121
Viacom, Inc., Class B	192,180	9,040
Walt Disney Co.	306,095	11,907
		194,351
Multiline Retail - 0.84%
JC Penney Co., Inc.	792,100	32,912
Kohl’s Corp.	54,372	2,501
Target Corp.	636,850	32,358
		67,771
Specialty Retail - 2.14%
Advance Auto Parts, Inc.	59,066	4,527
Gap, Inc.	5,266,300	99,954
Hanesbrands, Inc.A	955,200	23,498
Home Depot, Inc.	269,467	11,962
RadioShack Corp.	508,400	3,650
Staples, Inc.	1,912,217	27,976
		171,567
Total Consumer Discretionary		658,752

CONSUMER STAPLES - 8.36%
Beverages - 2.11%
Diageo plc, ADRC	962,376	85,257
PepsiCo, Inc.	1,283,870	84,312
		169,569
Food & Drug Retailing - 2.45%
CVS Caremark Corp.	1,294,923	54,063
Kroger Co.	1,040,600	24,725
Safeway, Inc.	796,900	17,516
Walgreen Co.	134,520	4,488

	Shares	Fair Value
		(000’s)
Food & Drug Retailing
Wal-Mart Stores, Inc.	1,565,560	$96,062
		196,854
Food Products - 0.50%
Danone, ADRC	192,100	2,382
General Mills, Inc.	309,085	12,311
Kellogg Co.	75,049	3,716
Kraft Foods, Inc., Class A	313,000	11,988
Nestle S.A., ADRC	163,952	9,432
		39,829
Household Products - 0.19%
Kimberly-Clark Corp.	155,100	11,099
Procter & Gamble Co.	63,549	4,006
		15,105
Tobacco - 3.11%
Altria Group, Inc.	1,569,552	44,575
Imperial Tobacco Group plc, ADRC	972,900	69,660
Philip Morris International, Inc.	1,776,301	132,814
Reynolds American, Inc.	73,005	2,864
		249,913
Total Consumer Staples		671,270

ENERGY - 11.96%
Energy Equipment & Services - 1.00%
Cobalt International Energy, Inc.A	1,632,100	32,707
Transocean Ltd.	1,002,021	47,396
		80,103
Oil & Gas - 10.96%
Apache Corp.	97,991	9,689
BP plc, ADRC	2,472,030	113,491
Chevron Corp.	697,267	71,874
ConocoPhillips	2,892,796	197,318
EOG Resources, Inc.	41,706	4,427
Exxon Mobil Corp.	659,546	55,230
Hess Corp.	51,779	2,915
Marathon Oil Corp.	1,551,900	48,714
Marathon Petroleum Corp.	358,950	13,719
Occidental Petroleum Corp.	955,968	95,377
Royal Dutch Shell plc, ADRC	1,673,407	121,208
Spectra Energy Corp.	2,779,800	87,536
Total S.A., ADRC	1,111,600	58,881
		880,379
Total Energy		960,482

FINANCIALS - 24.60%
Banks - 8.95%
Bank of America Corp.	22,000,112	156,861
Bank of New York Mellon Corp.	2,966,117	59,708
Fifth Third Bancorp	1,760,900	22,909
KeyCorp.	2,999,774	23,308
PNC Financial Services Group, Inc.	2,190,203	129,047
SunTrust Banks, Inc.	2,997,190	61,652
Wells Fargo & Co.	8,586,211	250,803
Zions Bancorporation	869,100	14,636
		718,924

	Shares	Fair Value
		(000’s)
Diversified Financials - 9.49%
American Express Co.	1,721,500	$86,316
BlackRock, Inc.	48,639	8,852
Capital One Financial Corp.	1,769,300	80,945
Charles Schwab Corp.	2,043,800	23,810
Citigroup, Inc.	2,855,776	87,730
Franklin Resources, Inc.	46,010	4,882
Goldman Sachs Group, Inc.	538,177	59,991
JPMorgan Chase & Co.	8,165,114	304,560
Mastercard, Inc., Class A	12,364	4,396
Moody’s Corp.	97,680	3,637
Morgan Stanley	1,174,700	21,908
SLM Corp.	2,549,700	38,118
State Street Corp.	936,604	36,696
		761,841
Insurance - 5.52%
ACE Ltd.	412,976	28,743
Allstate Corp.	2,961,300	85,434
American International Group, Inc.	2,044,200	51,330
Aon Corp.	164,326	7,958
Chubb Corp.	88,550	5,969
Hartford Financial Services Group, Inc.	1,360,350	23,833
Lincoln National Corp.	442,700	9,536
MetLife, Inc.	3,006,460	106,217
Prudential Financial, Inc.	406,648	23,277
Travelers Cos., Inc.	597,299	34,823
Unum Group	522,600	11,931
XL Group plc	2,680,300	54,330
		443,381
Real Estate - 0.64%
Annaly Capital Management, Inc.D	1,374,000	23,138
Chimera Investment Corp.D	9,216,200	28,017
		51,155
Total Financials		1,975,301

HEALTH CARE - 10.85%
Biotechnology - 0.33%
Amgen, Inc.	394,669	26,802

Health Care Equipment & Supplies - 2.48%
Baxter International, Inc.	1,311,100	72,740
Becton Dickinson and Co.	76,865	6,027
Covidien plc	493,000	25,390
Medtronic, Inc.	1,940,519	74,845
St Jude Medical, Inc.	159,636	6,658
Thermo Fisher Scientific, Inc.	131,870	6,976
Zimmer Holdings, Inc.	103,600	6,294
		198,930
Health Care Providers & Services - 0.76%
Quest Diagnostics, Inc.	398,222	23,129
WellPoint, Inc.	591,600	38,051
		61,180
Pharmaceuticals - 7.28%
Abbott Laboratories	258,039	13,973

	Shares	Fair Value
		(000’s)
Pharmaceuticals
Eli Lilly & Co.	457,100	$18,165
Johnson & Johnson	2,749,351	181,210
Merck & Co., Inc.	3,036,635	116,182
Novartis AG, ADRC	459,100	24,957
Pfizer, Inc.	9,143,797	195,677
Roche Holding AG, ADRC	99,441	4,256
Sanofi, ADRC	806,100	29,930
		584,350
Total Health Care		871,262

INDUSTRIALS - 9.92%
Aerospace & Defense - 3.41%
Boeing Co.	549,000	40,725
Exelis, Inc.	1,085,200	10,841
Huntington Ingalls Industries, Inc.A	128,324	4,835
Lockheed Martin Corp.	1,090,936	89,805
Northrop Grumman Corp.	741,647	43,053
Raytheon Co.	1,401,100	67,239
United Technologies Corp.	222,155	17,406
		273,904
Air Freight & Couriers - 0.50%
FedEx Corp.	440,600	40,310

Commercial Services & Supplies - 0.06%
Dun & Bradstreet Corp.	56,641	4,690

Construction & Engineering - 0.02%
Fluor Corp.	28,252	1,589

Industrial Conglomerates - 3.51%
3M Co.	725,524	62,910
General Electric Co.	6,894,800	129,002
Honeywell International, Inc.	1,407,338	81,682
Tyco International Ltd.	148,850	7,584
		281,178
Machinery - 2.37%
Cummins, Inc.	391,700	40,737
Danaher Corp.	181,427	9,527
Eaton Corp.	93,624	4,590
Illinois Tool Works, Inc.	721,300	38,251
Ingersoll-Rand plc	343,500	12,002
ITT Corp.	535,600	11,644
PACCAR, Inc.	1,039,000	45,923
Xylem, Inc.	1,071,000	27,750
		190,424
Road & Rail - 0.05%
Canadian National Railway Co.	57,198	4,314
Total Industrials		796,409

INFORMATION TECHNOLOGY - 12.13%
Communications Equipment - 1.20%
Cisco Systems, Inc.	2,982,154	58,540
Corning, Inc.	2,965,100	38,161
		96,701

	Shares	Fair Value
		(000’s)
Computers & Peripherals - 5.06%
Apple, Inc.	151,770	$69,280
Hewlett-Packard Co.	6,006,079	168,049
International Business Machines Corp.	553,846	106,671
Seagate Technology plc	2,949,700	62,357
		406,357
Electronic Equipment & Instruments - 0.77%
Avnet, Inc.	1,083,600	37,786
TE Connectivity Ltd.	700,600	23,890
		61,676
IT Consulting & Services - 0.32%
Accenture plc, Class A	282,868	16,219
Fiserv, Inc.A	39,700	2,497
Western Union Co.	378,404	7,228
		25,944
Semiconductor Equipment & Products - 0.50%
ASML Holding N.V.	76,410	3,285
Intel Corp.	1,382,037	36,513
		39,798
Software - 4.28%
CA, Inc.	2,343,003	60,403
Microsoft Corp.	7,147,700	211,071
Oracle Corp.	2,551,204	71,944
		343,418
Total Information Technology		973,894

MATERIALS - 2.56%
Chemicals - 1.28%
Air Products & Chemicals, Inc.	338,918	29,835
Dow Chemical Co.	545,500	18,280
EI du Pont de Nemours & Co.	525,000	26,717
PPG Industries, Inc.	239,299	21,436
Sherwin-Williams Co.	64,626	6,303
		102,571
Metals & Mining - 1.28%
ArcelorMittal	1,404,300	28,816
Cliffs Natural Resources, Inc.	218,100	15,758
Newmont Mining Corp.	672,500	41,346
United States Steel Corp.	570,700	17,229
		103,149
Total Materials		205,720

TELECOMMUNICATION SERVICES - 4.68%
Diversified Telecommunication Services - 2.44%
AT&T, Inc.	4,377,529	128,743
Nokia OYJ, ADRC	3,164,830	15,951
Verizon Communications, Inc.	1,359,886	51,213
		195,907
Wireless Telecommunication Services - 2.24%
Vodafone Group plc, ADRC	6,642,374	179,942
Total Telecommunication Services		375,849

	Shares	Fair Value
		(000’s)
UTILITIES - 4.29%
CenterPoint Energy, Inc.	2,882,400	$53,238
Dominion Resources, Inc.	1,101,100	55,099
Edison International	716,300	29,397
Entergy Corp.	981,500	68,095
Exelon Corp.	1,506,500	59,929
NRG Energy, Inc.A	722,900	12,203
PG&E Corp.	183,294	7,453
PPL Corp.	94,995	2,640
Public Service Enterprise Group, Inc.	1,868,936	56,704
Total Utilities		344,758
Total Common Stock (Cost $7,575,107)		7,833,697

PREFERRED STOCK - 0.29%
CONSUMER DISCRETIONARY - 0.28%
General Motors Co.	551,225	22,082

UTILITIES - 0.01%
PPL Corp.	18,398	997
Total Preferred Stock (Cost $28,499)		23,079

SHORT-TERM INVESTMENTS - 1.97%
American Beacon U.S. Government Money Market Select FundE	10,750,000	10,750
JPMorgan U.S. Government Money Market Fund	147,603,936	147,604
Total Short-Term Investments (Cost $158,354)		158,354

TOTAL INVESTMENTS - 99.81% (Cost $7,761,960)		8,015,130
OTHER ASSETS, NET OF LIABILITIES - 0.19%		15,168
TOTAL NET ASSETS - 100.00%		$8,030,298

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Non-voting participating shares.
C	ADR - American Depositary Receipt.
D	REIT - Real Estate Investment Trust.
E	The Fund is affiliated by having the same investment advisor.

Futures Contracts (000’s)
	Number of Contracts	Expiration Date	Fair Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Mini E Index Future	2,392	March, 2012	156,461	2,376

			156,461	2,376

American Beacon Large Cap Growth Fund

January 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 89.46%
CONSUMER DISCRETIONARY - 16.22%
Auto Components - 0.60%
BorgWarner, Inc.	7,000	$522

Hotels, Restaurants & Leisure - 2.83%
International Game Technology	39,726	633
Las Vegas Sands Corp.	16,200	796
Starbucks Corp.	12,000	575
Yum! Brands, Inc.	7,100	450
		2,454
Household Durables - 0.85%
Tempur - Pedic International, Inc. A	11,051	737

Internet & Catalog Retail - 2.74%
Amazon.com, Inc.A	3,200	622
Expedia, Inc.	22,174	718
priceline.com, Inc.A	1,965	1,040
		2,380
Leisure Equipment & Products - 0.87%
Polaris Industries, Inc.	11,739	756

Media - 0.88%
CBS Corp., Class BB	26,700	760

Multiline Retail - 1.57%
Macy’s, Inc.	20,521	691
Nordstrom, Inc.	13,565	670
		1,361
Specialty Retail - 4.03%
Abercrombie & Fitch Co., Class A	7,700	354
AutoZone, Inc.A	1,976	687
Dollar Tree, Inc.A	8,435	716
O’Reilly Automotive, Inc.A	4,450	363
PetSmart, Inc.	13,038	694
Ross Stores, Inc.	13,565	689
		3,503
Textiles & Apparel - 1.85%
Coach, Inc.	14,389	1,008
Ralph Lauren Corp.	3,900	593
		1,601
Total Consumer Discretionary		14,074

CONSUMER STAPLES - 2.22%
Food & Drug Retailing - 1.34%
Costco Wholesale Corp.	5,200	428
CVS Caremark Corp.	17,497	730
		1,158
Food Products - 0.41%
General Mills, Inc.	9,000	358

	Shares	Fair Value
		(000’s)
Personal Products - 0.47%
Estee Lauder Cos., Inc., Class A	7,000	$406
Total Consumer Staples		1,922

ENERGY - 5.23%
Energy Equipment & Services - 3.31%
FMC Technologies, Inc.A	14,900	762
Helmerich & Payne, Inc.	12,205	753
National Oilwell Varco, Inc.	9,585	709
Schlumberger Ltd.	8,600	646
		2,870
Oil & Gas - 1.92%
Concho Resources, Inc.A	7,200	768
Occidental Petroleum Corp.	8,100	808
Peabody Energy Corp.	2,540	87
		1,663
Total Energy		4,533

FINANCIALS - 3.84%
Diversified Financials - 2.88%
American Express Co.	13,833	694
Franklin Resources, Inc.	5,100	541
IntercontinentalExchange, Inc.A	3,550	406
JPMorgan Chase & Co.	15,200	567
TD Ameritrade Holding Corp.	18,200	293
		2,501
Real Estate - 0.96%
American Tower Corp.C	13,100	832
Total Financials		3,333

HEALTH CARE - 13.72%
Biotechnology - 3.14%
Agilent Technologies, Inc.	17,982	764
Biogen Idec, Inc.A	4,600	542
Celgene Corp.A	8,000	582
Gilead Sciences, Inc.A	17,182	839
		2,727
Health Care Equipment & Supplies - 4.06%
Dentsply International, Inc.	19,387	732
Edwards Lifesciences Corp.A	7,000	579
Intuitive Surgical, Inc.A	900	414
Medtronic, Inc.	18,224	703
Stryker Corp.	13,411	743
Varian Medical Systems, Inc.	5,300	349
		3,520
Health Care Providers & Services - 4.81%
AmerisourceBergen Corp.	19,085	744
Cerner Corp.A	5,100	311
Express Scripts, Inc.A	11,200	573
McKesson Corp.	8,540	698
UnitedHealth Group, Inc.	35,556	1,840
		4,166

	Shares	Fair Value
		(000’s)
Pharmaceuticals - 1.71%
Endo Pharmaceuticals Holdings, Inc.A	20,014	$743
Perrigo Co.	2,350	225
Shire plc, ADRD	5,200	518
		1,486
Total Health Care		11,899

INDUSTRIALS - 14.68%
Aerospace & Defense - 1.13%
Precision Castparts Corp.	1,700	278
United Technologies Corp.	9,000	705
		983
Air Freight & Couriers - 0.47%
CH Robinson Worldwide, Inc.	5,900	406

Construction & Engineering - 0.66%
Fluor Corp.	10,200	574

Electrical Equipment - 0.86%
Roper Industries, Inc.	7,997	747

Machinery - 8.95%
Caterpillar, Inc.	11,740	1,281
Cummins, Inc.	7,429	773
Danaher Corp.	38,189	2,005
Deere & Co.	6,300	543
Dover Corp.	11,452	726
Gardner Denver, Inc.	8,131	607
Illinois Tool Works, Inc.	8,000	424
Joy Global, Inc.	7,647	694
Parker Hannifin Corp.	8,791	709
		7,762
Road & Rail - 2.61%
Union Pacific Corp.	19,833	2,267
Total Industrials		12,739

INFORMATION TECHNOLOGY - 29.61%
Communications Equipment - 1.60%
Cisco Systems, Inc.	35,308	693
F5 Networks, Inc.A	5,824	697
		1,390
Computers & Peripherals - 9.93%
Apple, Inc.	6,150	2,808
Dell, Inc.A	44,397	765
EMC Corp.	71,562	1,843
International Business Machines Corp.	3,495	673
NetApp, Inc.A	11,600	438
SanDisk Corp.A	13,420	616
Teradata Corp.A	13,296	712
Western Digital Corp.A	20,903	760
		8,615
Electronic Equipment & Instruments - 0.90%
Jabil Circuit, Inc.	34,433	780

	Shares	Fair Value
		(000’s)
Internet Software & Services - 3.35%
Baidu Inc., ADRA D	5,650	$720
Google, Inc., Class AA	2,604	1,511
LinkedIn Corp., Class AA	3,100	224
VeriSign, Inc.	12,100	448
		2,903
IT Consulting & Services - 2.72%
Cognizant Technology Solutions Corp., Class AA	15,100	1,083
Visa, Inc., Class A	12,650	1,274
		2,357
Semiconductor Equipment & Products - 5.37%
Altera Corp.	26,670	1,061
Broadcom Corp., Class A	20,688	710
Intel Corp.	29,282	774
QUALCOMM, Inc.	35,966	2,116
		4,661
Software - 5.74%
Citrix Systems, Inc.A	5,700	372
Intuit, Inc.	21,155	1,194
Microsoft Corp.	43,644	1,289
Oracle Corp.	52,180	1,472
Salesforce.com, Inc.A	5,600	654
		4,981
Total Information Technology		25,687

MATERIALS - 3.94%
Chemicals - 2.64%
Ecolab, Inc.	9,450	571
Monsanto Co.	20,944	1,718
		2,289
Metals & Mining - 1.30%
Cliffs Natural Resources, Inc.	5,100	368
Freeport-McMoRan Copper & Gold, Inc.	16,409	759
		1,127
Total Materials		3,416
Total Common Stock (Cost $68,794)		77,603
SHORT-TERM INVESTMENTS - 8.10% (Cost $7,029)
JPMorgan U.S. Government Money Market Fund	7,029,403	7,029

TOTAL INVESTMENTS - 97.56% (Cost $75,823)		84,632
OTHER ASSETS, NET OF LIABILITIES - 2.44%		2,117
TOTAL NET ASSETS - 100.00%		$86,749

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Non-voting participating shares.
C	REIT - Real Estate Investment Trust.
D	ADR - American Depositary Receipt.

Futures Contracts (000’s)
	Number of Contracts	Expiration Date	Fair Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Mini E Index Future.	101	March, 2012	6,606	90

			6,606	90

American Beacon Mid-Cap Value Fund

January 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 63.05%
CONSUMER DISCRETIONARY - 8.22%
Automobiles - 0.29%
Harley-Davidson, Inc.	9,308	$411

Hotels, Restaurants & Leisure - 2.03%
International Game Technology	71,766	1,143
Royal Caribbean Cruises Ltd.	45,527	1,238
WMS Industries, Inc.	22,894	501
		2,882
Household Durables - 2.15%
Mohawk Industries, Inc.A	16,975	1,038
Newell Rubbermaid, Inc.	33,583	620
Stanley Black & Decker, Inc.	19,857	1,394
		3,052
Leisure Equipment & Products - 0.31%
Hasbro, Inc.	12,441	434

Media - 1.23%
Interpublic Group of Cos., Inc.	33,285	344
Omnicom Group, Inc.	22,875	1,043
Scripps Networks Interactive, Inc., Class A	8,402	364
		1,751
Specialty Retail - 2.21%
American Eagle Outfitters, Inc.	29,963	422
Hanesbrands, Inc.A	25,500	628
Rent-A-Center, Inc.	13,700	463
Staples, Inc.	91,325	1,337
Urban Outfitters, Inc.A	11,445	303
		3,153
Total Consumer Discretionary		11,683

CONSUMER STAPLES - 3.29%
Beverages - 1.30%
Constellation Brands, Inc., Class AA	19,903	416
Molson Coors Brewing Co., Class B	33,288	1,428
		1,844
Food & Drug Retailing - 0.60%
Kroger Co.	19,609	466
Sysco Corp.	13,055	393
		859
Personal Products - 0.31%
Avon Products, Inc.	24,775	440

Tobacco - 1.08%
Lorillard, Inc.	7,200	773
Reynolds American, Inc.	19,500	765
		1,538
Total Consumer Staples		4,681

	Shares	Fair Value
		(000’s)
ENERGY - 2.88%
Energy Equipment & Services - 0.20%
Nabors Industries Ltd.A	15,070	$281

Oil & Gas - 2.68%
EQT Corp.	5,258	266
Murphy Oil Corp.	16,432	979
Newfield Exploration Co.A	8,263	312
Pioneer Natural Resources Co.	5,061	503
Range Resources Corp.	4,929	284
Seadrill Ltd.	25,400	942
Spectra Energy Corp.	16,900	532
		3,818
Total Energy		4,099

FINANCIALS - 17.36%
Banks - 4.38%
Comerica, Inc.	39,112	1,083
Fifth Third Bancorp	150,010	1,953
KeyCorp.	77,150	599
New York Community Bancorp, Inc.	47,700	605
PNC Financial Services Group, Inc.	10,100	595
Regions Financial Corp.	95,100	496
Synovus Financial Corp.	89,240	155
TCF Financial Corp.	22,029	221
Zions Bancorporation	30,758	518
		6,225
Diversified Financials - 3.07%
Ameriprise Financial, Inc.	19,380	1,038
Capital One Financial Corp.	19,800	906
Discover Financial Services	36,900	1,003
Federated Investors, Inc., Class B	16,801	287
SLM Corp.	51,400	768
Towers Watson & Co., Class A	6,152	368
		4,370
Insurance - 6.90%
Allstate Corp.	49,439	1,425
Axis Capital Holdings Ltd.	17,825	549
Chubb Corp.	7,100	479
Endurance Specialty Holdings Ltd.	11,140	417
PartnerRe Ltd.	6,657	436
Primerica, Inc.	34,175	837
Protective Life Corp.	31,725	793
Reinsurance Group of America, Inc.	8,571	467
RenaissanceRe Holdings Ltd.	11,475	839
Torchmark Corp.	12,962	592
Unum Group	19,924	455
Validus Holdings Ltd.	18,307	587
Willis Group Holdings plc	32,639	1,269
XL Group plc	32,100	651
		9,796
Real Estate - 3.01%
Annaly Capital Management, Inc.B	22,100	372
Digital Realty Trust, Inc.B	6,956	493

	Shares	Fair Value
		(000’s)
Real Estate (concluded)
Essex Property Trust, Inc.B	6,000	$864
Hospitality Properties TrustB	39,500	957
Host Hotels & Resorts LPB C	28,262	464
Liberty Property TrustB	14,593	486
MI Developments, Inc., Class A	18,175	636
		4,272
Total Financials		24,663

HEALTH CARE - 4.27%
Health Care Equipment & Supplies - 1.40%
CareFusion Corp.A	20,621	494
Hologic, Inc.A	20,563	419
Patterson Cos., Inc.	10,381	334
St Jude Medical, Inc.	8,100	338
STERIS Corp.	13,219	398
		1,983
Health Care Providers & Services - 2.87%
AmerisourceBergen Corp.	6,411	250
Cardinal Health, Inc.	16,500	710
Cigna Corp.	15,100	677
Coventry Health Care, Inc.A	27,400	824
HealthSouth Corp.A	20,152	389
Omnicare, Inc.	25,100	823
Quest Diagnostics, Inc.	7,124	414
		4,087
Total Health Care		6,070

INDUSTRIALS - 11.14%
Aerospace & Defense - 2.80%
Curtiss-Wright Corp.	24,475	914
Exelis, Inc.	8,300	83
L-3 Communications Holdings, Inc.	24,375	1,724
Spirit Aerosystems Holdings, Inc., Class AA	55,076	1,252
		3,973
Building Products - 2.13%
Fortune Brands Home & Security, Inc.A	51,150	950
Masco Corp.	119,225	1,439
Owens CorningA	19,000	641
		3,030
Commercial Services & Supplies - 1.78%
Cintas Corp.	13,254	491
Con-way, Inc.	30,525	968
Dun & Bradstreet Corp.	5,200	431
Republic Services, Inc.	22,058	646
		2,536
Construction & Engineering - 0.32%
Fluor Corp.	8,161	459

Electrical Equipment - 1.72%
Brady Corp., Class A	32,825	1,063
Molex, Inc.	52,083	1,377
		2,440

	Shares	Fair Value
		(000’s)
Industrial Conglomerates - 0.21%
Teleflex, Inc.	4,963	$304

Machinery - 1.64%
Dover Corp.	7,213	457
Eaton Corp.	10,600	520
Flowserve Corp.	4,009	442
ITT Corp.	4,100	89
SPX Corp.	8,700	606
Xylem, Inc.	8,300	215
		2,329
Marine - 0.54%
Golar LNG Ltd.	18,700	767
Total Industrials		15,838

INFORMATION TECHNOLOGY - 6.42%
Communications Equipment - 0.20%
Brocade Communications Systems, Inc.A	51,577	289

Electronic Equipment & Instruments - 2.08%
Avnet, Inc.	42,825	1,492
Ingram Micro, Inc., Class AA	43,400	824
TE Connectivity Ltd.	18,600	634
		2,950
IT Consulting & Services - 1.08%
Computer Sciences Corp.	17,900	462
Fidelity National Information Services, Inc.	17,425	498
Western Union Co.	30,200	577
		1,537
Office Electronics - 0.41%
Xerox Corp.	75,700	587

Semiconductor Equipment & Products - 0.77%
Analog Devices, Inc.	10,146	397
Microchip Technology, Inc.	18,900	698
		1,095
Software - 1.88%
Adobe Systems, Inc.	16,735	518
CA, Inc.	38,575	995
Symantec Corp.A	28,931	497
Synopsys, Inc.A	22,479	656
		2,666
Total Information Technology		9,124

MATERIALS - 4.41%
Chemicals - 1.36%
Huntsman Corp.	27,997	356
PPG Industries, Inc.	10,275	921
Sherwin-Williams Co.	6,675	651
		1,928
Containers & Packaging - 2.18%
Greif, Inc., Class A	8,162	395

	Shares	Fair Value
		(000’s)
Containers & Packaging
Jarden Corp.	27,850	$938
Owens-Illinois, Inc.A	19,703	474
Packaging Corp of America	15,285	430
Sonoco Products Co.	27,500	861
		3,098
Metals & Mining - 0.87%
Alcoa, Inc.	22,662	230
Allegheny Technologies, Inc.	12,348	561
Nucor Corp.	10,072	448
		1,239
Total Materials		6,265

UTILITIES - 5.06%
Electric Utilities - 3.21%
CenterPoint Energy, Inc.	38,600	713
Edison International	18,071	742
Entergy Corp.	17,900	1,241
Great Plains Energy, Inc.	29,437	607
Pinnacle West Capital Corp.	11,800	558
Portland General Electric Co.	12,033	300
TECO Energy, Inc.	22,502	406
		4,567
Gas Utilities - 0.70%
AGL Resources, Inc.	13,997	581
ONEOK, Inc.	4,900	407
		988
Multi-Utilities - 1.15%
SCANA Corp.	12,020	539
Xcel Energy, Inc.	41,079	1,093
		1,632
Total Utilities		7,187
Total Common Stock (Cost $78,422)		89,610

SHORT-TERM INVESTMENTS - 25.95% (Cost $36,882)
JPMorgan U.S. Government Money Market Fund	36,881,720	36,882
TOTAL INVESTMENTS - 89.00% (Cost $115,304)		126,492
OTHER ASSETS, NET OF LIABILITIES - 11.00%		15,629
TOTAL NET ASSETS - 100.00%		$142,121

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	REIT - Real Estate Investment Trust.
C	Limited Partnership.

Futures Contracts (000’s)
	Number of Contracts	Expiration Date	Fair Value	Unrealized Appreciation/ (Depreciation)
S&P 400 Midcap E Index Future	363	March, 2012	33,937	265

			33,937	265

American Beacon Small Cap Value Fund

January 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 93.60%
CONSUMER DISCRETIONARY - 14.15%
Auto Components - 1.65%
American Axle & Manufacturing Holdings, Inc.	1,582,425	$19,084
Cooper Tire & Rubber Co.	157,139	2,367
Dana Holding Corp.A	284,830	4,230
Dorman Products, Inc.A	46,180	2,005
Gentex Corp.	374,500	10,063
Goodyear Tire & Rubber Co.	519,250	6,750
Sauer-Danfoss, Inc.	98,500	4,964
Superior Industries International, Inc.	69,420	1,261
Tenneco, Inc.A	152,600	4,898
		55,622
Automobiles - 0.22%
Thor Industries, Inc.	246,160	7,547

Distributors - 0.51%
Brightpoint, Inc.A	1,457,330	17,080

Hotels, Restaurants & Leisure - 1.62%
Ameristar Casinos, Inc.	69,300	1,356
Boyd Gaming Corp.A	183,400	1,608
Brinker International, Inc.B	263,725	6,817
CEC Entertainment, Inc.	28,850	1,015
International Speedway Corp., Class A	152,209	3,925
Jack in the Box, Inc.A	347,470	7,366
Lakes Entertainment, Inc.A	150,800	308
Life Time Fitness, Inc.A	24,580	1,208
Papa John’s International, Inc.A	120,660	4,674
Shuffle Master, Inc.A	654,400	8,376
Sonic Corp.A	214,565	1,470
Speedway Motorsports, Inc.	78,000	1,250
WMS Industries, Inc.	696,540	15,248
		54,621
Household Durables - 1.29%
Cavco Industries, Inc.A	54,549	2,483
Ethan Allen Interiors, Inc.	245,540	5,795
Furniture Brands International, Inc.	833,900	1,409
Helen of Troy Ltd.A	151,403	4,871
Interface, Inc., Class A	66,440	883
KB HomeB	366,910	3,310
Lancaster Colony Corp.	56,490	3,925
Meritage Homes Corp.	204,200	4,942
National Presto Industries, Inc.	14,700	1,436
Ryland Group, Inc.	291,910	5,313
Whirlpool Corp.	169,800	9,223
		43,590
Internet & Catalog Retail - 0.11%
Insight Enterprises, Inc.A	120,350	2,222
Systemax, Inc.	75,430	1,328
		3,550
Leisure Equipment & Products - 0.58%
Brunswick Corp.	875,410	18,682

	Shares	Fair Value
		(000’s)
Leisure Equipment & Products
Callaway Golf Co.B	124,220	$832
		19,514
Media - 2.15%
Belo Corp., Series A	242,740	1,804
Digital Generation, Inc.A	543,000	7,548
DreamWorks Animation SKG, Inc.A	76,710	1,362
EW Scripps Co., Class A	121,710	1,031
Gannett Co. Inc	480,400	6,807
John Wiley & Sons, Inc., Class A	133,946	6,080
Meredith Corp.B	496,445	15,633
Scholastic Corp.	122,306	3,609
Sinclair Broadcast Group, Inc., Class A	134,100	1,647
Valassis Communications, Inc.B	893,000	20,315
Washington Post Co., Class BB	17,230	6,525
		72,361
Multiline Retail - 0.74%
Big Lots, Inc.	456,100	18,011
Fred’s, Inc., Class A	80,940	1,194
Saks, Inc.B	576,260	5,751
		24,956
Specialty Retail - 4.25%
Aaron’s, Inc.	246,400	6,557
Aeropostale, Inc.A	971,360	15,901
America’s Car-Mart, Inc.A	305,200	11,579
Asbury Automotive Group, Inc.	84,620	1,939
Ascena Retail Group, Inc.A	189,504	6,703
Big 5 Sporting Goods Corp.	185,000	1,469
Buckle, Inc.B	89,950	3,925
Cabela’s, Inc.A	693,990	18,099
Cato Corp., Class A	58,210	1,561
Charming Shoppes, Inc.A	157,200	780
Chico’s FAS, Inc.	520,430	5,954
Childrens Place Retail Stores, Inc.A	118,640	5,919
Express, Inc.	347,130	7,512
GameStop Corp., Class AB	286,410	6,691
Hanesbrands, Inc.A	233,880	5,753
hhgregg, Inc.A B	67,700	689
Men’s Wearhouse, Inc.	413,200	14,251
RadioShack Corp.	134,700	967
Rent-A-Center, Inc.	712,368	24,091
Sonic Automotive, Inc., Class AB	105,440	1,644
Stage Stores, Inc.	113,300	1,743
		143,727
Textiles & Apparel - 1.03%
Jones Group, Inc.	277,812	2,536
Perry Ellis International, Inc.A	168,000	2,611
Quiksilver, Inc.A	3,039,600	13,557
Skechers U.S.A. Inc, Class AA B	634,000	7,709
Warnaco Group, Inc.A	104,940	6,113
Wolverine World Wide, Inc.	52,775	2,063
		34,589
Total Consumer Discretionary		477,157

	Shares	Fair Value
		(000’s)
CONSUMER STAPLES - 2.21%
Food & Drug Retailing - 0.78%
Casey’s General Stores, Inc.	113,716	$5,793
Flowers Foods, Inc.	293,510	5,679
Spartan Stores, Inc.	290,710	5,448
SUPERVALU, Inc.B	334,200	2,309
The Andersons, Inc.	47,440	1,924
United Natural Foods, Inc.A	116,470	5,131
		26,284
Food Products - 1.28%
Corn Products International, Inc.	112,745	6,256
Darling International, Inc.A	895,900	13,688
Fresh Del Monte Produce, Inc.	153,080	3,747
Overhill Farms, Inc.A	316,300	1,291
Sanderson Farms, Inc.	119,825	6,104
Smithfield Foods, Inc.A	412,180	9,204
Snyders-Lance, Inc.	89,720	2,063
USANA Health Sciences, Inc.A	31,400	1,092
		43,445
Personal Products - 0.08%
Revlon, Inc., Class AA	126,350	1,991
Steiner Leisure Ltd.A	11,900	588
		2,579
Tobacco - 0.07%
Universal Corp.B	49,300	2,213
Total Consumer Staples		74,521

ENERGY - 5.39%
Energy Equipment & Services - 2.63%
Atwood Oceanics, Inc.A	401,037	18,439
Bristow Group, Inc.	204,040	10,010
Dawson Geophysical Co.A	75,340	2,681
Hercules Offshore, Inc.A	281,370	1,263
Hornbeck Offshore Services, Inc.A B	66,710	2,181
Matrix Service Co.A	313,445	3,648
Newpark Resources, Inc.A	188,900	1,538
Oil States International, Inc.A	86,200	6,869
Parker Drilling Co.	300,730	1,955
RPC, Inc.B	233,550	3,562
SEACOR Holdings, Inc.	56,010	5,127
Superior Energy Services, Inc.A B	64,585	1,841
Tesco Corp.A	387,434	5,378
Tetra Technologies, Inc.A	493,250	4,607
Tidewater, Inc.	244,790	13,182
Unit Corp.A	142,005	6,426
		88,707
Oil & Gas - 2.76%
Alon USA Energy, Inc.	75,600	730
Cloud Peak Energy, Inc.	1,051,770	19,932
Contango Oil & Gas Co.A	113,800	7,087
CVR Energy, Inc.	181,700	4,532
Delek US Holdings, Inc.	121,800	1,533
Energy Partners Ltd.A	777,570	12,426

	Shares	Fair Value
		(000’s)
Oil & Gas
Helix Energy Solutions Group, Inc.A	420,820	$6,922
Petroquest Energy, Inc.A B	150,400	966
Stone Energy Corp.A	524,800	14,721
Swift Energy Co.A	128,760	4,268
Tesoro Corp.	446,065	11,165
W&T Offshore, Inc.	256,984	5,553
Western Refining, Inc.	190,700	3,152
		92,987
Total Energy		181,694

FINANCIALS - 25.52%
Banks - 9.75%
1st Source Corp.	51,120	1,280
Associated Banc-Corp	1,068,335	13,311
BancorpSouth, Inc.	124,592	1,399
Bank of Hawaii Corp.	94,591	4,325
Bank of the Ozarks, Inc.	643,000	17,998
BBCN Bancorp, Inc.A	661,185	6,691
Beneficial Mutual Bancorp, Inc.A	59,300	525
Berkshire Hills Bancorp, Inc.	44,298	1,002
Boston Private Financial Holdings, Inc.	62,400	514
Brookline Bancorp, Inc.	758,770	7,034
Cardinal Financial Corp.	226,000	2,533
Cathay General Bancorp	202,360	3,185
Chemical Financial Corp.	71,895	1,627
City Holding Co.B	36,310	1,290
City National Corp.	162,193	7,441
Columbia Banking System, Inc.	83,930	1,763
Community Bank System, Inc.	26,630	729
Community Trust Bancorp, Inc.B	32,700	1,007
CVB Financial Corp.	655,273	6,900
Dime Community Bancshares, Inc.	81,055	1,117
East West Bancorp, Inc.	69,425	1,525
First Commonwealth Financial Corp.	222,900	1,235
First Financial Bancorp	637,600	11,081
First Financial Holdings, Inc.	182,800	1,775
First Horizon National Corp.	1,697,123	14,816
First Interstate Bancsystem, Inc.	296,000	4,073
First Midwest Bancorp, Inc.	762,405	8,295
FirstMerit Corp.	295,450	4,636
FNB Corp.	325,130	3,811
Fulton Financial Corp.	740,175	6,876
Glacier Bancorp, Inc.	126,659	1,769
Hancock Holding Co.	517,853	17,193
Home Federal Bancorp, Inc.	171,000	1,763
Iberiabank Corp.	380,420	19,888
Independent Bank Corp.	31,025	861
International Bancshares Corp.	166,602	3,202
Lakeland Financial Corp.	111,795	2,833
MB Financial, Inc.	461,130	8,370
National Penn Bancshares, Inc.	1,000,807	8,697
NBT Bancorp, Inc.	46,363	1,043
Northwest Bancshares, Inc.	219,690	2,707
Ocwen Financial Corp.A	915,000	13,167
Old National Bancorp	127,840	1,505

	Shares	Fair Value
		(000’s)
Banks
PacWest Bancorp	240,940	$5,125
Pinnacle Financial Partners, Inc.A	87,920	1,481
PrivateBancorp, Inc.	117,300	1,659
Prosperity Bancshares, Inc.	384,479	15,960
Provident Financial Services, Inc.	480,230	6,646
Republic Bancorp, Inc., Class A	30,145	766
S&T Bancorp, Inc.	29,881	649
Sandy Spring Bancorp, Inc.	48,500	886
Susquehanna Bancshares, Inc.	397,100	3,629
SVB Financial Group	144,780	8,403
Synovus Financial Corp.B	7,955,800	13,843
TCF Financial Corp.	235,271	2,362
Umpqua Holdings Corp.	263,450	3,206
Washington Federal, Inc.	375,405	5,916
Washington Trust Bancorp, Inc.	61,780	1,525
Webster Financial Corp.	996,156	21,118
WesBanco, Inc.	92,263	1,842
Western Alliance BancorpA	192,900	1,541
Wintrust Financial Corp.	317,690	9,737
		329,086
Diversified Financials - 4.18%
Advance America Cash Advance Centers, Inc.	84,200	663
Ares Capital Corp.	901,900	14,295
CapitalSource, Inc.	797,750	5,512
Capitol Federal Financial, Inc.	351,750	4,063
Cash America International, Inc.	320,528	14,058
Citizens Republic Bancorp, Inc.A	80,200	1,031
CoreLogic, Inc.	365,170	5,185
Credit Acceptance Corp.A	78,668	6,641
Duff & Phelps Corp., Class A	199,154	3,053
Encore Capital Group, Inc.A	542,600	12,751
Ezcorp, Inc., Class A	626,504	16,803
Federated Investors, Inc., Class BB	508,202	8,680
Fifth Street Finance Corp.B	1,179,200	11,485
Janus Capital Group, Inc.	1,116,600	8,788
Knight Capital Group, Inc., Class AA	859,500	11,165
National Financial Partners Corp.	71,940	1,108
Nelnet, Inc., Class A	74,800	1,844
NewStar Financial, Inc.A	130,230	1,266
Piper Jaffray CosA	198,667	4,420
Raymond James Financial, Inc.	101,200	3,542
Waddell & Reed Financial, Inc., Class A	72,555	1,992
World Acceptance Corp.A	40,280	2,567
		140,912
Insurance - 7.83%
Alleghany Corp.B	18,256	5,282
Allied World Assurance Co. Holdings AG	120,130	7,392
Alterra Capital Holdings Ltd.	272,940	6,597
American Equity Investment Life Holding Co.	183,770	2,119
American Financial Group, Inc.	208,035	7,629
Amtrust Financial Services, Inc.	166,722	4,323
Argo Group International Holdings Ltd.	54,000	1,556
Aspen Insurance Holdings Ltd.	697,865	18,534

	Shares	Fair Value
		(000’s)
Insurance
Assurant, Inc.	38,500	$1,525
CNO Financial Group, Inc.A	2,012,130	13,522
Delphi Financial Group, Inc., Class A	169,500	7,544
Employers Holdings, Inc.	474,760	8,527
Endurance Specialty Holdings Ltd.	512,790	19,177
Enstar Group Ltd.A	35,243	3,508
FBL Financial Group, Inc., Class A	77,170	2,681
Fidelity National Financial, Inc.	457,200	8,316
First American Financial Corp.	452,280	6,703
Global Indemnity plcA	623,771	12,532
Hanover Insurance Group, Inc.	116,790	4,246
HCC Insurance Holdings, Inc.	192,060	5,332
Hilltop Holdings, Inc.A	50,800	438
Horace Mann Educators Corp.	502,700	7,862
Infinity Property & Casualty Corp.	44,438	2,590
Kemper Corp.	155,790	4,638
Maiden Holdings Ltd.	168,960	1,575
Meadowbrook Insurance Group, Inc.	124,810	1,244
Montpelier Re Holdings Ltd.	156,278	2,715
National Western Life Insurance Co., Class A	7,730	1,117
Navigators Group, Inc.A	113,693	5,432
OneBeacon Insurance Group Ltd., Class A	42,120	669
Platinum Underwriters Holdings Ltd.	137,927	4,724
Primerica, Inc.	64,400	1,578
ProAssurance Corp.	247,890	20,234
Protective Life Corp.	461,090	11,532
RenaissanceRe Holdings Ltd.	51,900	3,794
RLI Corp.	43,670	3,115
Safety Insurance Group, Inc.	38,630	1,619
Selective Insurance Group, Inc.	125,390	2,255
StanCorp Financial Group, Inc.	190,050	7,347
State Auto Financial Corp.	37,000	463
Symetra Financial Corp.	1,439,970	13,277
Tower Group, Inc.	97,310	2,101
United Fire Group, Inc.	22,600	444
Validus Holdings Ltd.	253,430	8,128
White Mountains Insurance Group Ltd.	18,104	8,169
		264,105
Lodging/Resorts - 0.25%
DiamondRock Hospitality Co.C	785,830	8,283

Real Estate - 3.51%
Avis Budget Group, Inc.A	141,800	2,035
BioMed Realty Trust, Inc.C	448,260	8,324
Brandywine Realty TrustC	213,325	2,270
CapLease, Inc.C	915,800	3,810
CBL & Associates Properties, Inc.C	117,320	2,038
Chesapeake Lodging TrustC	157,700	2,686
Colony Financial, Inc.C	424,900	7,206
CommonWealth REITC	96,796	1,904
Corrections Corp. of AmericaA	88,900	2,092
DCT Industrial Trust, Inc.C	1,261,800	6,965
Duke Realty Corp.C	149,488	2,002
Entertainment Properties TrustC	143,440	6,379

	Shares	Fair Value
		(000’s)
Real Estate
First Potomac Realty TrustC	305,860	$4,551
Hospitality Properties TrustC	83,298	2,018
LaSalle Hotel PropertiesC	452,950	12,252
Lexington Realty TrustB C	870,270	7,484
MI Developments, Inc., Class A	442,500	15,474
National Health Investors, Inc.C	133,370	6,456
Omega Healthcare Investors, Inc.C	95,875	1,998
Pebblebrook Hotel TrustC	277,714	6,160
Pennsylvania Real Estate Investment TrustC	174,530	2,143
Starwood Property Trust, Inc.C	501,400	9,878
Urstadt Biddle Properties, Inc., Class AC	112,180	2,194
		118,319
Total Financials		860,705

HEALTH CARE - 4.31%
Biotechnology - 0.06%
Charles River Laboratories International, Inc.A	61,755	2,085

Health Care Equipment & Supplies - 0.75%
CONMED Corp.A	60,220	1,770
Haemonetics Corp.A	93,530	6,076
Hillenbrand, Inc.	155,300	3,642
Medidata Solutions, Inc.A	430,600	9,000
STERIS Corp.	157,680	4,743
		25,231
Health Care Providers & Services - 2.67%
Ensign Group, Inc.	28,412	753
Hanger Orthopedic Group, Inc.A	226,500	4,437
Health Net, Inc.A	236,220	8,915
HealthSouth Corp.A	950,710	18,339
LifePoint Hospitals, Inc.A	776,325	31,202
Magellan Health Services, Inc.A	92,510	4,516
MAXIMUS, Inc.	117,210	5,278
Omnicell, Inc.A	327,210	5,065
Owens & Minor, Inc.	69,325	2,108
Select Medical Holdings Corp.A	323,700	2,683
Triple-S Management Corp., Class BA	50,540	1,078
Universal American Corp.	270,160	2,969
WellCare Health Plans, Inc.A	45,900	2,743
		90,086
Pharmaceuticals - 0.83%
Endo Pharmaceuticals Holdings, Inc.A	334,450	12,432
Hi-Tech Pharmacal Co. IncA	27,600	1,076
Medicis Pharmaceutical Corp., Class A	88,770	2,937
Par Pharmaceutical Cos., Inc.	93,240	3,367
PharMerica Corp.A	292,300	3,668
Salix Pharmaceuticals Ltd.A	91,570	4,414
		27,894
Total Health Care		145,296

	Shares	Fair Value
		(000’s)
INDUSTRIALS - 17.68%
Aerospace & Defense - 2.41%
Alliant Techsystems, Inc.	351,605	$20,889
Curtiss-Wright Corp.	378,732	14,149
Huntington Ingalls Industries, Inc.A	470,700	17,736
Spirit Aerosystems Holdings, Inc., Class AA	575,050	13,077
Triumph Group, Inc.	245,100	15,336
		81,187
Airlines - 0.14%
Aircastle Ltd.	342,700	4,832

Building Products - 1.19%
Apogee Enterprises, Inc.	259,197	3,564
Armstrong World Industries, Inc.	108,810	5,081
Crane Co.	133,300	6,398
Drew Industries, Inc.	99,840	2,593
Owens CorningA	105,700	3,567
Simpson Manufacturing Co. Inc	371,625	12,034
Trex Co. IncA B	274,600	6,816
		40,053
Commercial Services & Supplies - 5.66%
Atlas Air Worldwide Holdings, Inc.A	308,500	14,695
Bridgepoint Education, Inc.A B	136,230	3,350
Brink’s Co.	321,615	9,066
Convergys Corp.A	314,090	4,181
Con-way, Inc.	532,500	16,902
CSG Systems International, Inc.A	96,240	1,566
Deluxe Corp.	132,160	3,379
DeVry, Inc.	101,240	3,823
Dun & Bradstreet Corp.	39,300	3,254
Education Management Corp.A B	137,000	3,498
Ennis, Inc.	82,980	1,372
FTI Consulting, Inc.A	179,830	7,700
G&K Services, Inc., Class A	48,140	1,582
Geo Group, Inc.A	434,635	7,641
Global Payments, Inc.	44,800	2,241
Heidrick & Struggles International, Inc.	289,800	6,370
Herman Miller, Inc.	458,000	9,673
Hudson Highland Group, Inc.A	630,300	3,372
Huron Consulting Group, Inc.A	84,580	3,170
ITT Educational Services, Inc.B	72,330	4,764
Kelly Services, Inc., Class A	131,100	2,119
Kforce, Inc.A	345,880	4,303
Korn/Ferry InternationalA	920,910	15,131
Layne Christensen Co.A	40,670	945
Manpower, Inc.	120,700	4,841
McGrath Rentcorp	128,638	4,096
Mobile Mini, Inc.A	623,100	12,960
Monotype Imaging Holdings, Inc.A	138,200	2,157
Navigant Consulting, Inc.A	41,800	535
PHH Corp.A B	728,000	8,438
RR Donnelley & Sons Co.B	70,100	796
Steelcase, Inc., A Shares	665,672	5,798
TAL International Group, Inc.	85,980	2,864

	Shares	Fair Value
		(000’s)
Commercial Services & Supplies
Tetra Tech, Inc.A	295,550	$6,836
United Stationers, Inc.	147,570	4,771
Viad Corp.	145,120	2,936
		191,125
Construction & Engineering - 1.85%
AECOM Technology Corp.A	304,510	6,970
Aegion Corp.A	500,900	8,550
Comfort Systems USA, Inc.	840,235	10,049
EMCOR Group, Inc.	584,600	16,855
Granite Construction, Inc.	297,015	7,910
Primoris Services Corp.	109,564	1,743
Tutor Perini Corp.	133,876	2,034
URS Corp.	200,910	8,267
		62,378
Diversified Manufacturing - 0.06%
Barnes Group, Inc.	76,730	1,941

Electrical Equipment - 1.17%
EnerSysA	415,270	12,034
General Cable Corp.	62,939	1,942
II-VI, Inc.	225,940	5,199
Regal-Beloit Corp.	189,500	10,758
Thomas & Betts Corp.	131,190	9,366
		39,299
Industrial Conglomerates - 0.65%
Carlisle Cos., Inc.	196,600	9,384
Chemed Corp.	97,850	5,493
ICF International, Inc.A	128,390	3,639
Standex International Corp.	11,300	453
Teleflex, Inc.	31,220	1,910
Trimas Corp.A	44,500	964
		21,843
Machinery - 3.45%
Actuant Corp., Class A	70,618	1,790
Astec Industries, Inc.A	160,120	5,415
Briggs & Stratton Corp.	131,355	2,050
Cascade Corp.	23,500	1,335
CIRCOR International, Inc.	160,900	6,100
Esterline Technologies Corp.	82,688	5,056
FreightCar America, Inc.	94,170	2,044
ITT Corp.	94,700	2,059
John Bean Technologies Corp.	257,500	4,226
Kennametal, Inc.	125,100	5,393
Meritor, Inc.A	289,200	1,816
Miller Industries, Inc.	231,100	3,769
NACCO Industries, Inc., Class A	16,300	1,666
Oshkosh Corp.	637,600	15,481
Reliance Steel & Aluminum Co.	117,990	6,277
RSC Holdings, Inc.A	1,279,431	27,112
SPX Corp.	38,050	2,649
Terex Corp.	961,300	19,035
WABCO Holdings, Inc.A	57,400	2,976
		116,249

	Shares	Fair Value
		(000’s)
Marine - 0.29%
Diana Shipping, Inc.	186,430	$1,555
Gulfmark Offshore, Inc., Class AA	67,452	3,084
Kirby Corp.	77,900	5,201
		9,840
Road & Rail - 0.75%
Amerco, Inc.	55,190	5,338
Forward Air Corp.	370,309	12,961
RailAmerica, Inc.A	134,870	2,015
Ryder System, Inc.	44,440	2,501
Saia, Inc.A	174,900	2,634
		25,449
Trading Companies & Distributors - 0.06%
WESCO International, Inc.A	34,600	2,176
Total Industrials		596,372

INFORMATION TECHNOLOGY - 12.96%
Communications Equipment - 1.51%
Anixter International, Inc.	70,000	4,586
Arris Group, Inc.A	1,118,607	13,065
Black Box Corp.	247,500	7,653
Comtech Telecommunications Corp.	68,740	2,121
InterDigital, Inc.B	423,900	15,819
IxiaA	325,290	3,972
Plantronics, Inc.	50,875	1,895
Symmetricom, Inc.A	315,000	1,966
		51,077
Computers & Peripherals - 1.20%
Electronics for Imaging, Inc.A	269,170	4,619
Lexmark International, Inc., Class A	313,435	10,939
Mercury Computer Systems, Inc.A	351,300	4,704
NCR Corp.A	103,676	1,942
Synaptics, Inc.A B	474,342	18,172
		40,376
Electronic Equipment & Instruments - 3.17%
AVX Corp.	438,320	5,768
Benchmark Electronics, Inc.A	97,700	1,680
Ingram Micro, Inc., Class AA	438,680	8,326
Itron, Inc.A	299,150	11,604
Littelfuse, Inc.	234,300	11,881
Methode Electronics, Inc.	754,800	7,495
MTS Systems Corp.	6,158	283
Newport Corp.	96,530	1,783
PerkinElmer, Inc.	93,450	2,241
Plexus Corp.A	415,890	15,076
Rofin-Sinar Technologies, Inc.A	139,520	3,958
Sanmina-SCI Corp.A	169,115	1,857
Scansource, Inc.A	57,000	2,141
Tech Data Corp.A	221,061	11,477
Vishay Intertechnology, Inc.A	1,753,320	21,532
		107,102
Internet Software & Services - 0.83%
Earthlink, Inc.	86,200	622

	Shares	Fair Value
		(000’s)
Internet Software & Services
Ebix, Inc.B	567,300	$14,057
Grand Canyon Education, Inc.A	126,910	2,130
j2 Global, Inc.	186,967	5,041
Netgear, Inc.A	95,730	3,812
RealNetworks, Inc.	33,380	341
United Online, Inc.	187,200	1,063
Websense, Inc.A	49,591	937
		28,003
IT Consulting & Services - 1.39%
CACI International, Inc., Class AA	298,395	17,513
CIBER, Inc.A	399,800	1,739
Mantech International Corp., Class A	59,640	2,096
Sykes Enterprises, Inc.A	94,700	1,660
SYNNEX Corp.A	606,860	21,956
Unisys Corp.	87,530	1,836
		46,800
Semiconductor Equipment & Products - 2.67%
Amkor Technology, Inc.A	339,413	1,945
Brooks Automation, Inc.	1,416,240	15,182
Diodes, Inc.A	93,720	2,416
Entegris, Inc.A	343,240	3,288
Entropic Communications, Inc.A B	1,302,600	7,607
Fairchild Semiconductor International, Inc.A	452,800	6,330
FEI Co.A	80,370	3,541
GT Advanced Technologies, Inc.A	374,120	3,225
Kulicke & Soffa Industries, Inc.	185,610	2,006
Microsemi Corp.	106,260	2,102
MKS Instruments, Inc.	310,170	9,352
Omnivision Technologies, Inc.A	252,500	3,361
ON Semiconductor Corp.A	911,700	7,932
PMC - Sierra, Inc.A	325,825	2,118
QLogic Corp.A	125,773	2,178
Semtech Corp.A	206,610	5,888
Teradyne, Inc.A	477,920	7,814
TriQuint Semiconductor, Inc.A	610,790	3,659
		89,944
Software - 2.19%
Aspen Technology, Inc.A	58,820	1,059
Bottomline Technologies, Inc.A	78,090	2,135
Cognex Corp.	413,530	17,183
DST Systems, Inc.	164,870	8,047
FARO Technologies, Inc.A	167,500	9,092
JDA Software Group, Inc.A	59,721	1,760
Mentor Graphics Corp.	1,184,700	16,432
Netscout Systems, Inc.A	201,250	4,158
Parametric Technology Corp.A	273,590	6,886
Take-Two Interactive Software, Inc.	456,750	7,125
		73,877
Total Information Technology		437,179

MATERIALS - 7.00%
Chemicals - 3.29%
A Schulman, Inc.	53,599	1,313

	Shares	Fair Value
		(000’s)
Chemicals
Cabot Corp.	211,688	$7,663
Cytec Industries, Inc.	138,280	6,895
HB Fuller Co.	125,130	3,581
Huntsman Corp.	94,092	1,198
Innophos Holdings, Inc.	55,870	2,789
Innospec, Inc.A	47,339	1,532
LSB Industries, Inc.A	47,300	1,658
Methanex Corp.	191,500	5,205
NewMarket Corp.B	35,590	7,694
Olin Corp.	733,925	16,294
OM Group, Inc.	236,810	6,425
PolyOne Corp.	1,084,700	15,641
Quaker Chemical Corp.	20,200	895
Rockwood Holdings, Inc.A	100,400	5,070
Solutia, Inc.	303,830	8,355
Stepan Co.	25,080	2,155
Westlake Chemical Corp.B	170,120	9,944
WR Grace & Co.A	122,970	6,584
		110,891
Containers & Packaging - 0.90%
Boise, Inc.	312,930	2,391
Greif, Inc., Class A	198,500	9,617
Jarden Corp.	309,220	10,418
KapStone Paper and Packaging Corp.A	37,000	646
Packaging Corp of America	263,020	7,401
		30,473
Metals & Mining - 2.24%
AMCOL International Corp.	157,618	4,502
AuRico Gold, Inc.A	907,303	8,574
Carpenter Technology Corp.	136,940	7,187
Coeur d’Alene Mines Corp.	450,774	12,468
Gibraltar Industries, Inc.	456,239	7,149
Hecla Mining Co.	549,560	2,891
James River Coal Co.A B	112,023	705
Kaiser Aluminum Corp.B	49,570	2,448
Materion Corp.A	48,550	1,428
Metals USA Holdings Corp.A	26,800	358
Minefinders Corp.A	59,969	850
Mueller Water Products, Inc., Class A	529,000	1,449
Noranda Aluminum Holding Corp.	1,176,050	12,337
RTI International Metals, Inc.	70,580	1,776
Thompson Creek Metals Co. IncA	190,070	1,602
Worthington Industries, Inc.	532,099	9,796
		75,520
Paper & Forest Products - 0.57%
Buckeye Technologies, Inc.	53,100	1,780
Domtar Corp.	73,680	6,364
Louisiana-Pacific Corp.	1,095,970	9,339
PH Glatfelter Co.	118,700	1,754
		19,237
Total Materials		236,121

	Shares	Fair Value
		(000’s)
TELECOMMUNICATION SERVICES - 0.41%
Diversified Telecommunication Services - 0.21%
AboveNet, Inc.	79,420	$5,277
Cincinnati Bell, Inc.	512,480	1,768
		7,045
Wireless Telecommunication Services - 0.20%
Iridium Communications, Inc.A B	153,700	1,228
Telephone & Data Systems, Inc.	110,063	2,895
US Cellular Corp.A	56,600	2,596
		6,719
Total Telecommunication Services		13,764

UTILITIES - 3.97%
Electric Utilities - 2.89%
Allete, Inc.	24,040	996
Black Hills Corp.	98,570	3,328
El Paso Electric Co.	160,730	5,593
GenOn Energy, Inc.A	8,600	18
Great Plains Energy, Inc.	1,062,810	21,915
Hawaiian Electric Industries, Inc.	293,590	7,619
IDACORP, Inc.	183,785	7,747
NorthWestern Corp.	187,860	6,601
NV Energy, Inc.	562,233	9,108
Otter Tail Corp.	74,260	1,640
PNM Resources, Inc.	318,510	5,673
Portland General Electric Co.	948,184	23,648
TECO Energy, Inc.	19,335	349
Unisource Energy Corp.	93,820	3,496
		97,731
Gas Utilities - 0.53%
Atmos Energy Corp.	147,150	4,769
Energen Corp.	36,463	1,756
UGI Corp.	164,120	4,416
WGL Holdings, Inc.	160,130	6,831
		17,772
Multi-Utilities - 0.55%
Avista Corp.	148,530	3,764
Vectren Corp.	29,665	848
Westar Energy, Inc.	486,890	13,847
		18,459
Total Utilities		133,962
Total Common Stock (Cost $2,739,159)		3,156,771
SHORT-TERM INVESTMENTS - 6.01%
American Beacon U.S. Government Money Market Select FundD	20,000,000	20,000
JPMorgan U.S. Government Money Market Fund	182,538,174	182,538
Total Short-Term Investments (Cost $202,538)		202,538

	Shares	Fair Value
		(000’s)
SECURITIES LENDING COLLATERAL - 5.84%
American Beacon U.S. Government Money Market Select FundD	185,266,127	$185,266
Wells Fargo Advantage Government Money Market Fund	11,520,108	11,520
Total Securities Lending Collateral (Cost $196,786)		196,786

TOTAL INVESTMENTS - 105.45% (Cost $3,138,483)		3,556,095
LIABILITIES, NET OF OTHER ASSETS - (5.45%)		(183,683)
TOTAL NET ASSETS - 100.00%		$3,372,412

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at January 31, 2012.
C	REIT - Real Estate Investment Trust.
D	The Fund is affiliated by having the same investment advisor.

Futures Contracts (000’s)
	Number of Contracts	Expiration Date	Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index Future	2,743	March, 2012	195,664	12,825

			195,664	12,825

American Beacon Small Cap Value II Fund

January 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 94.70%
CONSUMER DISCRETIONARY - 15.44%
Auto Components - 1.81%
Dana Holding Corp.A	730	$11
Superior Industries International, Inc.	920	17
Tenneco, Inc.A	325	10
Westinghouse Air Brake Technologies Corp.	300	21
		59
Hotels, Restaurants & Leisure - 0.31%
WMS Industries, Inc.	465	10

Household Durables - 1.20%
Helen of Troy Ltd.A	565	18
Lancaster Colony Corp.	300	21
		39
Leisure Equipment & Products - 1.42%
Callaway Golf Co.	3,740	25
GeoEye, Inc.A	955	21
		46
Media - 1.51%
Banner Corp.	921	18
Madison Square Garden Co., Class AA	700	20
Meredith Corp.	350	11
		49
Specialty Retail - 7.71%
Aeropostale, Inc.A	1,300	21
American Eagle Outfitters, Inc.	1,100	15
American Greetings Corp., Class A	1,580	23
Ascena Retail Group, Inc.A	340	12
Big 5 Sporting Goods Corp.	1,270	10
Buckle, Inc.	400	17
Casual Male Retail Group, Inc.A	2,886	9
Childrens Place Retail Stores, Inc.A	300	15
Collective Brands, Inc.A	690	11
Finish Line Inc, Class A Shares	1,180	25
Hanesbrands, Inc.A	1,685	42
Men’s Wearhouse, Inc.	810	29
RadioShack Corp.	1,805	13
Rent-A-Center, Inc.	275	9
		251
Textiles & Apparel - 1.48%
Carter’s, Inc.A	400	17
Kenneth Cole Productions, Inc., Class AA	1,400	17
Skechers U.S.A. Inc, Class AA	1,160	14
		48
Total Consumer Discretionary		502

CONSUMER STAPLES - 3.42%
Food & Drug Retailing - 1.17%
SUPERVALU, Inc.	2,720	19
The Andersons, Inc.	480	19
		38

	Shares	Fair Value
		(000’s)
Food Products - 1.79%
Cal-Maine Foods, Inc.	570	$22
Dean Foods Co.	955	10
J&J Snack Foods Corp.	500	26
		58
Household Products - 0.46%
Spectrum Brands Holdings, Inc.A	515	15
Total Consumer Staples		111

ENERGY - 6.62%
Energy Equipment & Services - 4.40%
Bristow Group, Inc.	200	10
Hornbeck Offshore Services, Inc.A	500	16
Newpark Resources, Inc.A	997	8
Oil States International, Inc.A	200	16
Parker Drilling Co.	2,415	16
Patterson-UTI Energy, Inc.	696	13
RPC, Inc.	350	5
Superior Energy Services, Inc.A	673	19
Tetra Technologies, Inc.A	2,180	21
Unit Corp.A	427	19
		143
Oil & Gas - 2.22%
Cloud Peak Energy, Inc.	1,075	20
Contango Oil & Gas Co.A	300	19
Gulfport Energy Corp.A	700	23
Vaalco Energy, Inc.	1,600	10
		72
Total Energy		215

FINANCIALS - 23.41%
Banks - 7.68%
BBCN Bancorp, Inc.A	1,005	10
Boston Private Financial Holdings, Inc.	1,834	15
Bryn Mawr Bank Corp.	805	16
First Midwest Bancorp, Inc.	900	10
Hancock Holding Co.	320	11
MainSource Financial Group, Inc.	1,190	11
MB Financial, Inc.	900	16
National Penn Bancshares, Inc.	1,500	13
Prosperity Bancshares, Inc.	500	21
Southside Bancshares, Inc.	1,025	22
State Bank Financial Corp.A	1,005	16
StellarOne Corp.	1,410	17
Trustmark Corp.	800	19
Umpqua Holdings Corp.	1,300	16
Washington Federal, Inc.	2,390	37
		250
Diversified Financials - 4.58%
Advance America Cash Advance Centers, Inc.	2,065	16
Ares Capital Corp.	951	15
Diamond Hill Investment Group, Inc.	180	14

	Shares	Fair Value
		(000’s)
Diversified Financials
KBW, Inc.	1,440	$26
Knight Capital Group, Inc., Class AA	1,570	20
PennantPark Investment Corp.	1,190	12
Piper Jaffray CosA	840	19
Stifel Financial Corp.	300	11
Texas Capital Bancshares, Inc.A	515	16
		149
Insurance - 4.68%
American Equity Investment Life Holding Co.	1,890	22
Amtrust Financial Services, Inc.	410	11
Aspen Insurance Holdings Ltd.	600	16
Assured Guaranty Ltd.	835	13
Primerica, Inc.	655	16
ProAssurance Corp.	200	16
Protective Life Corp.	900	23
StanCorp Financial Group, Inc.	475	18
Tower Group, Inc.	800	17
		152
Lodging/Resorts - 0.65%
DiamondRock Hospitality Co.B	1,994	21

Real Estate - 5.82%
BioMed Realty Trust, Inc.B	1,110	21
Forestar Group, Inc.A	1,150	18
Franklin Street Properties Corp.B	2,136	22
Hospitality Properties TrustB	1,570	38
Inland Real Estate Corp.B	1,370	12
LaSalle Hotel PropertiesB	700	19
One Liberty Properties, Inc.B	754	13
Pebblebrook Hotel TrustB	500	11
Senior Housing Properties TrustB	900	20
Tanger Factory Outlet Centers, Inc.B	500	15
		189
Total Financials		761

HEALTH CARE - 6.71%
Biotechnology - 0.37%
RTI Biologics, Inc.A	3,609	12

Health Care Equipment & Supplies - 1.97%
CONMED Corp.A	570	17
Cynosure, Inc., Class AA	1,570	22
Mesa Laboratories, Inc.	213	9
West Pharmaceutical Services, Inc.	400	16
		64
Health Care Providers & Services - 4.37%
Alere, Inc.A	791	19
Health Management Associates, Inc., Class A	2,650	17
HealthSouth Corp.A	1,145	22
Lincare Holdings, Inc.	205	5
Magellan Health Services, Inc.A	300	15
MAXIMUS, Inc.	500	24

	Shares	Fair Value
		(000’s)
Health Care Providers & Services
Owens & Minor, Inc.	700	$21
VCA Antech, Inc.A	855	19
		142
Total Health Care		218

INDUSTRIALS - 17.96%
Aerospace & Defense - 2.09%
AAR Corp.	900	19
Alliant Techsystems, Inc.	275	16
Curtiss-Wright Corp.	350	13
Triumph Group, Inc.	315	20
		68
Building Products - 0.89%
Crane Co.	595	29

Commercial Services & Supplies - 2.82%
Brink’s Co.	800	22
Electro Rent Corp.	940	16
Iconix Brand Group, Inc.A	1,000	18
Layne Christensen Co.A	840	20
Manpower, Inc.	395	16
		92
Construction & Engineering - 2.77%
EMCOR Group, Inc.	1,190	35
Foster Wheeler AGA	490	11
Granite Construction, Inc.	793	21
MasTec, Inc.A	700	11
Michael Baker Corp.	490	12
		90
Diversified Manufacturing - 1.08%
Barnes Group, Inc.	1,000	25
Myers Industries, Inc.	750	10
		35
Electrical Equipment - 2.74%
A.O. Smith Corp.	500	21
General Cable Corp.	1,140	35
GrafTech International Ltd.A	1,320	22
Regal-Beloit Corp.	195	11
		89
Industrial Conglomerates - 0.74%
Teleflex, Inc.	400	24

Machinery - 2.34%
Astec Industries, Inc.A	580	19
CIRCOR International, Inc.	455	17
Kennametal, Inc.	410	18
NACCO Industries, Inc., Class A	162	17
Oshkosh Corp.	220	5
		76
Marine - 1.17%
Alexander & Baldwin, Inc.	370	18
Diana Shipping, Inc.	2,420	20
		38

	Shares	Fair Value
		(000’s)
Road & Rail - 0.92%
Old Dominion Freight Line, Inc.A	700	$30

Transportation Infrastructure - 0.40%
Macquarie Infrastructure Co. LLC	455	13
Total Industrials		584

INFORMATION TECHNOLOGY - 11.87%
Communications Equipment - 0.31%
Digi International, Inc.A	869	10

Computers & Peripherals - 0.86%
Datalink Corp.A	1,850	17
Lexmark International, Inc., Class A	290	10
Mercury Computer Systems, Inc.A	80	1
		28
Electronic Equipment & Instruments - 3.62%
Analogic Corp.	260	15
AVX Corp.	410	5
Electro Scientific Industries, Inc.	1,170	18
Ingram Micro, Inc., Class AA	1,115	21
Itron, Inc.A	300	12
Tech Data Corp.A	340	18
Vishay Intertechnology, Inc.A	2,369	29
		118
Internet Software & Services - 1.91%
Keynote Systems, Inc.	714	14
Netgear, Inc.A	800	32
Perficient, Inc.A	1,429	16
		62
IT Consulting & Services - 1.57%
CACI International, Inc., Class AA	320	19
Mantech International Corp., Class A	520	18
TNS, Inc.	755	14
		51
Semiconductor Equipment & Products - 2.09%
Amkor Technology, Inc.A	2,145	12
International Rectifier Corp.A	880	20
Photronics, Inc.A	3,518	24
QLogic Corp.A	685	12
		68
Software - 1.51%
JDA Software Group, Inc.A	900	27
Progress Software Corp.A	962	22
		49
Total Information Technology		386

MATERIALS - 7.45%
Chemicals - 4.58%
Cabot Corp.	478	17
Calgon Carbon Corp.A	1,400	23
Cytec Industries, Inc.	305	15
Innophos Holdings, Inc.	495	25

	Shares	Fair Value
		(000’s)
Chemicals
Kraton Performance Polymers, Inc.A	380	$11
OM Group, Inc.	800	22
RPM International, Inc.	1,000	24
Sensient Technologies Corp.	310	12
		149
Containers & Packaging - 1.82%
Aptargroup, Inc.	400	21
Greif, Inc., Class A	425	21
Jarden Corp.	505	17
		59
Metals & Mining - 1.05%
Commercial Metals Co.	1,405	20
RTI International Metals, Inc.	550	14
		34
Total Materials		242

UTILITIES - 1.82%
Electric Utilities - 1.48%
Black Hills Corp.	690	24
Cleco Corp.	300	12
Portland General Electric Co.	500	12
		48
Multi-Utilities - 0.34%
Westar Energy, Inc.	400	11

Total Utilities		59
Total Common Stock (Cost $2,920)		3,078
SHORT-TERM INVESTMENTS - 4.68% (Cost $152)
JPMorgan U.S. Government Money Market Fund	151,739	152

TOTAL INVESTMENTS - 99.38% (Cost $3,072)		3,230
OTHER ASSETS, NET OF LIABILITIES - 0.62%		20
TOTAL NET ASSETS - 100.00%		$3,250

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	REIT - Real Estate Investment Trust.

American Beacon International Equity Fund

January 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
AUSTRALIA - 1.62%
COMMON STOCKS - (Cost $19,761)
James Hardie Industries SE, CDI	862,250	$6,490
QBE Insurance Group Ltd.	291,600	3,548
Telstra Corp Ltd.	3,126,700	11,054
Total Australia		21,092

AUSTRIA - 0.22%
COMMON STOCKS - (Cost $5,940)
Telekom Austria AG	243,500	2,838

BELGIUM - 0.96%
COMMON STOCKS - (Cost $7,253)
Anheuser-Busch InBev N.V.	204,820	12,419

CANADA - 1.66%
COMMON STOCKS - (Cost $21,240)
Kerr-McGee Rocky Mountain Corp.A	127,000	3,102
Potash Corp of Saskatchewan, Inc.	101,770	4,768
Rogers Communications, Inc., Class B	114,400	4,398
Suncor Energy, Inc.	130,200	4,485
Talisman Energy, Inc.	399,200	4,770
Total Canada		21,523

DENMARK - 0.33%
COMMON STOCKS - (Cost $4,076)
AP Moeller - Maersk A/S, Class B	585	4,311

FINLAND - 0.50%
COMMON STOCKS - (Cost $6,328)
Sampo OYJ, Class A	244,520	6,442

FRANCE - 10.38%
COMMON STOCKS - (Cost $126,312)
Air Liquide S.A.	34,238	4,309
Alstom S.A.	107,660	4,104
AXA S.A.	1,029,836	15,633
BNP Paribas S.A.	271,632	11,501
Cie Generale des Etablissements Michelin, B Shares	111,790	7,648
Danone	59,150	3,651
France Telecom S.A.	330,700	4,959
Gemalto N.V.	114,177	6,128
Legrand S.A.	260,933	9,000
Sanofi	459,850	33,968
Technip S.A.	77,550	7,275
Total S.A.	312,417	16,512
Valeo S.A.	152,696	7,167
Vivendi S.A.	139,330	2,916
Total France		134,771

	Shares	Fair Value
		(000’s)
GERMANY - 10.76%
COMMON STOCKS - (Cost $128,162)
Bayer AG Reg	80,421	$5,632
Bayerische Motoren Werke AG	106,120	9,077
Celesio AG	303,380	5,847
Deutsche Post AG Reg	1,116,527	18,548
E.ON AG	201,560	4,309
GEA Group AG	108,000	3,469
Linde AG	69,173	10,975
MAN SE	42,300	4,446
Merck KGaA	135,880	14,176
Muenchener Rueckversicherungs AG Reg	118,050	15,380
SAP AG	365,833	22,103
Siemens AG Reg	274,339	25,888
Total Germany		139,850

GREECE - 0.21%
COMMON STOCKS - (Cost $5,440)
OPAP S.A.	261,751	2,681

HONG KONG/CHINA - 2.98%
COMMON STOCKS - (Cost $35,784)
AIA Group Ltd.	1,612,000	5,394
Cheung Kong Holdings Ltd.	585,500	7,867
HSBC Holdings plc	1,495,996	12,548
Hutchison Whampoa Ltd.	231,000	2,198
Swire Pacific Ltd., Class A	296,100	3,295
Swire Properties Ltd.A	170,870	432
Yue Yuen Industrial Holdings Ltd.	2,281,667	6,987
Total Hong Kong/China		38,721

IRELAND - 0.79%
COMMON STOCKS - (Cost $15,773)
CRH plc	303,570	6,023
Smurfit Kappa Group plc	509,836	4,251
Total Ireland		10,274

ITALY - 1.51%
COMMON STOCKS - (Cost $25,537)
Atlantia SpA	214,277	3,335
ENI SpA	289,326	6,397
Intesa Sanpaolo SpA	1,741,485	3,326
Snam Rete Gas SpA	872,411	3,932
UniCredit SpAA	519,222	2,574
Total Italy		19,564

JAPAN - 12.59%
COMMON STOCKS - (Cost $148,935)
Asics Corp.	222,380	2,521
Canon, Inc.	153,900	6,643

	Shares	Fair Value
		(000’s)
JAPAN (concluded)
Daito Trust Construction Co Ltd.	106,800	$10,061
Don Quijote Co. Ltd	206,100	7,658
FANUC Corp.	41,700	7,008
Haseko Corp.	705,518	509
Honda Motor Co Ltd.	378,700	13,246
ITOCHU Corp.	467,600	5,086
JGC Corp.	425,000	11,704
JS Group Corp.	256,600	5,306
KDDI Corp.	1,081	6,850
Komatsu Ltd.	187,800	5,295
Konica Minolta Holdings, Inc.	347,500	2,530
Mitsubishi Corp.	303,800	6,931
Mitsubishi UFJ Financial Group, Inc.	778,900	3,566
Nintendo Co. Ltd.	11,400	1,547
Nissan Motor Co. Ltd.	296,700	2,799
Sankyo Co Ltd.	54,300	2,654
Shin-Etsu Chemical Co Ltd.	84,300	4,380
SMC Corp.	43,700	7,585
Sony Financial Holdings, Inc.	693,300	11,525
Sumitomo Mitsui Financial Group, Inc.	242,500	7,716
Tokyo Electron Ltd.	73,400	4,179
Toyota Motor Corp.	382,100	14,086
Yahoo Japan Corp.	18,581	5,675
Yamada Denki Co. Ltd.	103,030	6,569
Total Japan		163,629

NETHERLANDS - 5.23%
COMMON STOCKS - (Cost $78,954)
Akzo Nobel N.V.	292,079	15,194
ING Groep N.V.	1,753,850	15,964
Koninklijke Philips Electronics N.V.	383,407	7,748
PostNL N.V.	863,376	3,467
Randstad Holding N.V.	86,310	2,943
Reed Elsevier N.V.	1,212,478	14,426
SBM Offshore N.V.B	330,345	5,602
TNT Express N.V.	308,309	2,580
Total Netherlands		67,924

NEW ZEALAND - 0.26%
COMMON STOCKS - 0.26% (Cost $2,807)
Telecom Corp. of New Zealand Ltd.	1,927,500	3,334

NORWAY - 1.46%
COMMON STOCKS - (Cost $13,207)
Statoil ASA	329,640	8,265
Telenor ASA	659,120	10,746
Total Norway		19,011

PORTUGAL - 0.29%
COMMON STOCKS - (Cost $5,853)
Portugal Telecom SGPS S.A. Reg	747,760	3,717

	Shares	Fair Value
		(000’s)
SINGAPORE - 2.25%
COMMON STOCKS - (Cost $20,245)
DBS Group Holdings Ltd.	1,156,342	$12,456
SembCorp Industries Ltd.	451,000	1,714
SembCorp Marine Ltd.	1,625,000	6,421
Singapore Telecommunications Ltd.	3,526,000	8,689
Total Singapore		29,280

SOUTH KOREA - 3.07%
COMMON STOCKS - (Cost $32,986)
Hyundai Heavy Industries Co Ltd.	23,185	6,429
Hyundai Mobis	13,420	3,309
KB Financial Group, Inc., ADRC	177,398	6,723
KT&G Corp.	177,571	12,425
LG Electronics, Inc.	38,150	2,809
POSCO	5,051	1,864
Samsung Electronics Co Ltd., GDRD E	3,600	1,773
Samsung Electronics Co. Ltd., GDRE	9,184	4,523
Total South Korea		39,855

SPAIN - 3.17%
COMMON STOCKS - (Cost $37,944)
Amadeus IT Holding S.A., A Shares	320,000	5,483
Banco Santander S.A.	935,515	7,281
Enagas S.A.	390,184	7,809
Mediaset Espana Comunicacion S.A.	530,710	3,101
Repsol YPF S.A.	247,558	6,800
Tecnicas Reunidas S.A.	138,822	5,031
Telefonica S.A.	321,963	5,614
Total Spain		41,119

SWEDEN - 1.81%
COMMON STOCKS - (Cost $23,458)
Assa Abloy AB, B Shares	254,000	6,893
Skandinaviska Enskilda Banken AB, A Shares	872,110	5,483
Swedbank AB, A Shares	453,700	6,517
Telefonaktiebolaget LM Ericsson, B Shares	497,030	4,621
Total Sweden		23,514

SWITZERLAND - 7.04%
COMMON STOCKS - (Cost $86,721)
Adecco S.A. Reg	85,290	4,043
Givaudan S.A.	8,857	8,270
Julius Baer Group Ltd.	170,850	6,942
Nestle S.A. Reg	67,550	3,871
Novartis AG Reg	552,275	29,878
Roche Holding AG Genusschein	84,440	14,292
Swiss Re AG	125,240	6,793
UBS AG Reg	741,668	10,096
Zurich Financial Services AG	30,323	7,280
Total Switzerland		91,465

	Shares	Fair Value

		000’s
UNITED KINGDOM - 23.46%
COMMON STOCKS - (Cost $276,819)
Aviva plc	2,086,591	$11,489
BAE Systems plc	1,564,304	7,587
Balfour Beatty plc	1,319,645	5,698
Banco Santander S.A.	400,828	3,142
Barclays plc	1,810,002	6,062
BG Group plc	293,842	6,598
BHP Billiton plc	301,892	10,099
BP plc	1,751,621	12,996
British American Tobacco plc	469,778	21,594
British Sky Broadcasting Group plc	280,200	3,047
Eurasian Natural Resources Corp plc	382,935	4,167
GlaxoSmithKline plc	1,024,910	22,772
HSBC Holdings plc	74,920	625
Informa plc	1,278,043	7,874
International Power plc	865,100	4,572
Kingfisher plc	1,692,500	6,820
Marks & Spencer Group plc	797,860	4,109
Michael Page International plc	657,453	4,031
Petrofac Ltd.	421,382	9,661
Prudential plc	840,980	9,283
Rexam plc	2,391,623	14,095
Rio Tinto plc	96,443	5,783
Rolls-Royce Holdings plc	1,296,190	15,023
Royal Dutch Shell plc, A Shares	425,138	15,010
Royal Dutch Shell plc, B Shares	307,736	11,195
Standard Chartered plc	570,764	13,797
TESCO plc	1,642,385	8,271
Unilever plc	554,371	17,873
Vodafone Group plc	8,321,653	22,397
WM Morrison Supermarkets plc	991,960	4,471
WPP plc	424,920	4,992
Xstrata plc	573,520	9,711
Total United Kingdom		304,844

UNITED STATES - 0.46%
COMMON STOCKS - (Cost $8,815)
Flextronics International Ltd.A	872,720	5,996

SHORT-TERM INVESTMENTS - 5.24%
American Beacon U.S. Government Money Market Select FundAF	10,000,000	10,000
JPMorgan U.S. Government Money Market FundA	58,060,148	58,060
Total Short-Term Investments (Cost $68,060)		68,060
TOTAL INVESTMENTS - 98.25% (Cost $1,206,410)		1,276,234
OTHER ASSETS, NET OF LIABILITIES - 1.75%		22,703
TOTAL NET ASSETS - 100.00%		$1,298,937

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Private Placement.
C	ADR - American Depositary Receipt.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,773 or 0.14% of net assets. The Fund has no right to demand registration of these securities.

E	GDR - Global Depositary Receipt.
F	The Fund is affiliated by having the same investment advisor.

Futures Contracts (000’s)
	Number of Contracts	Expiration Date	Fair Value	Unrealized Appreciation/ (Depreciation)
France CAC 40 Index	142	March, 2012	6,141	292
Germany DAX Index	26	March, 2012	5,504	399
UK FTSE 100 Index	173	March, 2012	15,410	430
Hang Seng Index.	15	February, 2012	1,969	(9)
Italy MIB 30 Index.	15	March, 2012	1,554	58
Tokyo FE TOPIX Index	146	March, 2012	14,485	324
Spain IBEX 35 Index	19	February, 2012	2,114	(6)
Sweden OMX Index	137	February, 2012	2,078	12
Canada S&PCDA 60 Index	63	March, 2012	8,897	309
Australia SPI Index	54	March, 2012	6,063	93
Netherlands 200 AEX Index	20	February, 2012	1,662	5

			65,876	1,907

Forward Foreign Currency Exchange Contracts (000’s)
Contracts To Deliver		Settlement Date	Fair Value	Unrealized Gain/ (Loss)
9,938	Canadian Dollar.	3/16/2012	$9,901	$155
6,186	Swiss Franc.	3/16/2012	6,725	56
14,588	Euro Currency.	3/16/2012	19,084	(226)
11,232	Pound Sterling	3/16/2012	17,693	167
1,268,017	Japanese Yen	3/16/2012	16,645	242
15,516	Swedish Krona.	3/16/2012	2,276	(7)
6,642	Australian Dollar	3/16/2012	7,018	274

Total contracts to deliver			$79,342	$661

(Receivable amount $78,681)
Contracts To Receive		Settlement Date	Fair Value	Unrealized Gain/ (Loss)
3,342	Canadian Dollar.	3/16/2012	$3,330	$(85)
1,414	Swiss Franc.	3/16/2012	1,537	(29)
18,499	Euro Currency.	3/16/2012	24,203	41
3,555	Pound Sterling	3/16/2012	5,600	(90)
356,099	Japanese Yen	3/16/2012	4,674	(98)
4,824	Swedish Krona.	3/16/2012	708	(12)
2,258	Australian Dollar	3/16/2012	2,386	(140)

Total contracts to receive			$42,438	$(413)

(Payable amount $42,025)
Net Currency Fluctuation				$248

American Beacon Emerging Markets Fund

January 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
ARGENTINA - 0.41%
COMMON STOCKS - (Cost $650)
Banco Macro S.A., ADRA	3,204	$79
Nortel Inversora S.A., ADRA	18,400	475
Total Argentina		554

AUSTRIA - 0.62%
COMMON STOCKS - (Cost $1,750)
Erste Group Bank AG	38,472	845

BRAZIL - 14.87%
COMMON STOCKS - 13.09% (Cost $18,402)
Banco do Brasil S.A.	34,790	541
Banco Santander Brasil S.A., ADRA	218,480	1,992
Brasil Insurance Participacoes e Administracao S.A.	15,600	177
BRF - Brasil Foods S.A.B	31,910	632
Centrais Eletricas Brasileiras S.A., ADRA	100,100	1,022
Centrais Eletricas Brasileiras S.A.B	47,966	493
Cia de Bebidas das Americas, ADRA	18,480	672
Cielo S.A.	8,900	265
Embraer S.A., ADRA	52,390	1,437
Fibria Celulose S.A., ADRA	25,500	204
Gerdau S.A., ADRA	43,780	416
Grendene S.A.	29,540	144
Itau Unibanco Holding S.A.	17,400	304
Itau Unibanco Holding S.A., ADRA	56,339	1,125
JBS S.A.	128,300	469
Magnesita Refratarios S.A.B	53,700	194
Marfrig Alimentos S.A.	93,200	428
MRV Engenharia e Participacoes S.A.	17,600	135
PDG Realty S.A. Empreendimentos e Participacoes	51,500	209
Petroleo Brasileiro S.A.B	5,205	80
Petroleo Brasileiro S.A., A Shares, ADRA B	100,319	2,802
Petroleo Brasileiro S.A., ADRA B	55,090	1,683
Porto Seguro S.A.	19,460	232
Sul America S.A.B	5,700	57
Telefonica Brasil S.A., ADRA	21,087	587
Ultrapar Participacoes S.A.	12,700	257
Vale S.A., ADRA	29,430	744
Viver Incorporadora e Construtora S.A.B	365,080	437
Total Common Stocks		17,738

PREFERRED STOCKS - 1.78% (Cost $1,956)
Cia de Tecidos do Norte de Minas - Coteminas	39,962	89
Cia Energetica do Ceara	31,800	617
Companhia Paranaense de EnergiaB	500	12

	Shares	Fair Value
		(000’s)
PREFERRED STOCKS
Gerdau S.A.	5,800	$55
Itau Unibanco Holding S.A.	27,800	559
Petroleo Brasileiro S.A.B	13,300	187
Tele Norte Leste Participacoes S.A., ADRA	37,150	349
Vale S.A., A Shares	14,404	353
Vale S.A., ADRA	7,786	188
Total Preferred Stocks		2,409
Total Brazil		20,147

CAYMAN ISLANDS - 0.16%
COMMON STOCKS - (Cost $198)
Ajisen China Holdings Ltd.	84,000	97
Chailease Holding Co. LtdB	20,000	24
Minth Group Ltd.	42,000	45
Wasion Group Holdings Ltd.	138,000	56
Total Cayman Islands		222

CHILE - 0.78%
COMMON STOCKS - (Cost $1,133)
Banco Santander-Chile, ADRA	2,600	212
Cencosud S.A.	35,945	204
Empresa Nacional de Electricidad S.A., ADRA	100	5
Empresa Nacional de Electricidad S.A.	109,000	168
Enersis S.A., ADRA	7,266	133
Enersis S.A.	9,866	4
SACI Falabella	28,111	242
Sociedad Quimica y Minera de Chile S.A., ADRA	1,500	88
Total Chile		1,056

CZECH REPUBLIC - 1.05%
COMMON STOCKS - (Cost $1,486)
CEZ AS	9,100	368
Komercni Banka AS	1,000	191
Telefonica Czech Republic AS	43,508	867
Total Czech Republic		1,426

EGYPT - 0.55%
COMMON STOCKS - (Cost $931)
Commercial International Bank Egypt SAE	116,329	462
Juhayna Food IndustriesB	129,082	102
Telecom Egypt	73,887	185
Total Egypt		749

HONG KONG/CHINA - 15.63%
COMMON STOCKS - (Cost $23,851)
Asia Cement China Holdings Corp.	180,000	87
Baidu Inc., ADRA B	1,000	128
Beijing Capital International Airport Co Ltd. H	722,000	373
Belle International Holdings Ltd.	158,000	257
BYD Electronic International Co Ltd.	851,000	286

	Shares	Fair Value
		(000’s)
HONG KONG/CHINA
Chaoda Modern Agriculture Holdings Ltd.	2,200,000	$22
China Coal Energy Co Ltd. H	317,000	397
China Construction Bank H	1,307,325	1,046
China Dongxiang Group Co.	1,585,000	264
China Life Insurance Co Ltd. H	287,000	846
China Mengniu Dairy Co Ltd.	123,000	327
China Minsheng Banking Corp Ltd. H	45,500	42
China Mobile Ltd.	189,000	1,933
China Pacific Insurance Group Co Ltd. H	109,800	366
China Power International Development Ltd.	988,800	251
China Railway Construction Corp Ltd.	373,000	242
China Railway Group Ltd. H	651,000	233
China Resources Enterprise Ltd.	32,000	110
China Resources Power Holdings Co Ltd.	668,000	1,306
China Telecom Corp Ltd. H	520,000	292
China Yuchai International Ltd.	25,420	396
China ZhengTong Auto Services Holdings Ltd.B	129,000	135
Chow Tai Fook Jewellery Group Ltd.B	108,400	205
Cosco International Holdings Ltd.	1,036,000	440
COSCO Pacific Ltd.	130,000	181
Dickson Concepts International Ltd.	390,445	217
First Pacific Co Ltd.	1,119,074	1,278
GCL-Poly Energy Holdings Ltd.	442,000	152
Global Bio-Chem Technology Group Co Ltd.	876,520	197
Guangzhou Automobile Group Co Ltd. H	397,370	431
Hengan International Group Co Ltd.	30,500	273
Huaneng Power International, Inc.	857,900	522
Huaneng Power International, Inc. H, ADRA	370	9
Industrial & Commercial Bank of China H	1,146,555	804
Lianhua Supermarket Holdings Co. Ltd H	56,000	72
Mindray Medical International Ltd., ADRA	2,020	60
NWS Holdings Ltd.	159,137	258
PetroChina Co. Ltd. H	904,000	1,320
Ping An Insurance Group Co. H	37,500	296
Renhe Commercial Holdings Co Ltd.	1,920,000	228
Samsonite International S.A.B	160,200	255
Shanghai Industrial Holdings Ltd.	107,000	342
Shanghai Pharmaceuticals Holding Co Ltd. HB	67,800	112
Sinotrans Ltd. H	7,189,058	1,484
Sinotrans Shipping Ltd.	984,000	254
Tencent Holdings Ltd.	27,100	662
TPV Technology Ltd.	264,970	68
Tsingtao Brewery Co. Ltd. H	8,000	43
Want Want China Holdings Ltd.	149,000	139
Weiqiao Textile Co.	1,726,600	890

	Shares	Fair Value
		(000’s)
HONG KONG/CHINA
Xinhua Winshare Publishing and Media Co Ltd. H	477,000	$215
Yanzhou Coal Mining Co Ltd. H	76,000	183
Zhejiang Expressway Co. Ltd H	336,000	236
Total Hong Kong/China		21,165

HUNGARY - 1.03%
COMMON STOCKS - (Cost $1,415)
Magyar Telekom Telecommunications plc	421,763	1,003
Richter Gedeon Nyrt	2,366	389
Total Hungary		1,392

INDIA - 7.12%
COMMON STOCKS - (Cost $9,824)
Asian Paints Ltd.	2,971	179
Bank of India	35,870	251
Dr Reddy’s Laboratories Ltd.	8,219	281
Glenmark Pharmaceuticals Ltd.	46,673	279
HDFC Bank Ltd.	43,780	438
Hindustan Petroleum Corp Ltd.	45,270	268
ICICI Bank Ltd., ADRA	4,190	152
ICICI Bank Ltd.	8,450	154
India Cements Ltd.	223,410	369
Indian Oil Corp Ltd.	34,860	204
IndusInd Bank Ltd.	37,662	223
Infosys Technologies Ltd.	1,600	89
ITC Ltd.	80,670	333
Jindal Steel & Power Ltd.	15,044	166
Jubilant Life Sciences Ltd.	58,440	204
Larsen & Toubro Ltd.	6,594	174
Mahanagar Telephone Nigam Ltd.	151,130	94
Mahindra & Mahindra Ltd.	14,981	205
NMDC Ltd.	55,960	203
Oriental Bank of Commerce	62,150	320
Reliance Energy Ltd.	166,620	1,816
Reliance Industries Ltd.	76,818	1,270
Rolta India Ltd.	139,370	221
State Bank of India	6,060	252
State Bank of India, GDRC D	4,530	378
Steel Authority of India Ltd.	85,130	175
Sterlite Industries India Ltd., ADRA	40	0
Sterlite Industries India Ltd.	70,810	166
Tata Consultancy Services Ltd.	11,216	257
Tata Motors Ltd.	53,388	264
Tata Steel Ltd.	28,604	262
Total India		9,647

INDONESIA - 2.33%
COMMON STOCKS - (Cost $2,555)
Aneka Tambang Tbk PT	407,500	85
Astra International Tbk PT	48,900	429
Bank Central Asia Tbk PT	343,000	305
Bank Mandiri Tbk PT	371,000	276
Indofood Sukses Makmur Tbk PT	417,500	223
Indosat Tbk PT	899,000	545

	Shares	Fair Value
		(000’s)
INDONESIA
Kalbe Farma Tbk PT	407,000	$160
Lippo Karawaci Tbk PT	4,578,500	341
Medco Energi Internasional Tbk PT	810,000	209
Telekomunikasi Indonesia Tbk PT	769,800	588
Total Indonesia		3,161

JAPAN - 0.16%
COMMON STOCKS - (Cost $241)
Nexon Co. LtdB	14,800	217

LEBANON - 0.01%
COMMON STOCKS - (Cost $16)
Banque Audi sal- Audi Saradar Group, GDRD	1,848	11

MALAYSIA - 1.17%
COMMON STOCKS - (Cost $1,481)
Axiata Group Bhd	357,800	550
CIMB Group Holdings Bhd	131,400	298
Malayan Banking Bhd	30,322	82
Sime Darby Bhd	103,200	310
Tenaga Nasional Bhd	173,450	342
Total Malaysia		1,582

MEXICO - 3.55%
COMMON STOCKS - (Cost $5,379)
America Movil SAB de CV, ADRA	29,956	695
Cemex SAB de CV, Series L, ADRA	153,000	1,041
Consorcio ARA SAB de CV	299,700	101
Desarrolladora Homex SAB de CV, ADRA B	15,520	314
Fomento Economico Mexicano SAB de CV, ADRA	6,680	471
Gruma SAB de CV	314,560	700
Grupo Financiero Banorte SAB de CV	82,600	330
Grupo Mexico SAB de CV, Series B	22,200	71
Grupo Televisa S.A., ADRA	32,500	641
Mexichem SAB de CV	41,800	144
Wal-Mart de Mexico SAB de CV	98,400	304
Total Mexico		4,812

PERU - 0.49%
COMMON STOCKS - (Cost $608)
Cia de Minas Buenaventura S.A., ADRA	7,430	319
Credicorp Ltd.	3,010	342
Total Peru		661

PHILIPPINES - 2.21%
COMMON STOCKS - (Cost $2,626)
Ayala Corp.	37,872	310
First Philippine Holdings Corp.	544,870	756
Metro Pacific Investments Corp.	4,546,000	371
Metropolitan Bank & Trust	269,649	477

	Shares	Fair Value
		(000’s)
PHILIPPINES
Pepsi-Cola Products Philippines, Inc.	5,274,000	$280
Philippine Long Distance Telephone Co.	6,580	420
SM Investments Corp.	26,490	384
Total Philippines		2,998

POLAND - 1.05%
COMMON STOCKS - (Cost $1,430)
Asseco Poland S.A.	17,591	255
Bank Pekao S.A.	4,080	199
Eurocash S.A.	57,410	534
Telekomunikacja Polska S.A.	81,874	439
Total Poland		1,427

RUSSIA - 5.21%
COMMON STOCKS - (Cost $6,344)
Eurasia Drilling Co Ltd., GDRD	2,286	60
Eurasia Drilling Co. Ltd, GDRD	3,279	86
Gazprom OAO, ADRA	251,763	3,035
Lukoil OAO, ADRA	49,518	2,890
Pharmstandard GDRB	7,160	111
Rosneft Oil Co., GDRB D	47,205	348
Tatneft, ADRA	3,280	114
VimpelCom Ltd., ADRA	39,120	417
Total Russia		7,061

SINGAPORE - 0.77%
COMMON STOCKS - (Cost $1,149)
Haw Par Corp Ltd.	70,325	320
People’s Food Holdings Ltd.B	1,313,911	721
Total Singapore		1,041

SOUTH AFRICA - 4.83%
COMMON STOCKS - (Cost $6,709)
Anglo Platinum Ltd.	8,312	589
AngloGold Ashanti Ltd., ADRA	1,610	74
AngloGold Ashanti Ltd.B	2,950	135
AVI Ltd.	50,242	267
Clicks Group Ltd.	43,480	221
JD Group Ltd.	41,120	260
MTN Group Ltd.	43,145	735
Murray & Roberts Holdings Ltd.	115,290	395
Naspers Ltd., N Shares	8,771	439
Pick n Pay Stores Ltd.	43,635	254
SABMiller plc	14,375	548
Sappi Ltd.B	44,604	147
Sasol Ltd.	4,500	230
Standard Bank Group Ltd.	146,854	2,012
Telkom SA Ltd.	62,620	236
Total South Africa		6,542

SOUTH KOREA - 16.74%
COMMON STOCKS - 15.58% (Cost $19,800)
Cheil Industries, Inc.	2,012	180
Cheil Worldwide, Inc.	6,070	94

	Shares	Fair Value
		(000’s)
COMMON STOCKS
Doosan Heavy Industries & Construction Co. Ltd	2,759	$166
Grand Korea Leisure Co Ltd.	15,670	278
Hyundai Development Co.	15,020	303
Hyundai Engineering & Construction Co Ltd.	4,050	258
Hyundai Heavy Industries Co Ltd.	1,151	319
Hyundai Mobis	414	102
Hyundai Motor Co.	3,564	701
Hyundai Steel Co.	2,387	231
Jinro Ltd.	16,947	377
KB Financial Group, Inc.	60,938	2,310
KB Financial Group, Inc., ADRA	1,650	63
Korea Aerospace Industries Ltd.	6,000	171
Korea Electric Power Corp.	71,175	1,768
Korea Exchange Bank	67,980	479
Korea Kumho Petrochemical	715	107
KT Corp., ADRA	10,920	163
KT Corp.	6,810	202
LG Chem Ltd.	1,258	419
LG Electronics, Inc.	7,257	534
LG Household & Health Care Ltd.	240	102
Lotte Chilsung Beverage Co Ltd.	1,119	1,270
Lotte Confectionery Co Ltd.	41	62
Mando Corp.	1,062	172
Mirae Asset Securities Co. Ltd	10,460	351
NCSoft Corp.	725	190
NHN Corp.	955	180
NongShim Co Ltd.	1,476	311
POSCO	5,680	2,095
POSCO, ADRA	760	70
Samsung Electronics Co. Ltd.	2,365	2,331
Samsung Fire & Marine Insurance Co Ltd.	2,072	401
Samsung Heavy Industries Co. Ltd	3,670	117
Shinhan Financial Group Co Ltd.	33,422	1,331
Shinsegae Co Ltd.	1,759	432
SK C&C Co. Ltd	994	115
SK Chemicals Co Ltd.	924	53
SK Innovation Co. Ltd	1,087	164
SK Telecom Co Ltd., ADRA	16,620	233
SK Telecom Co Ltd.	8,300	1,053
SM Entertainment Co.B	1,793	85
SSCP Co Ltd.	9,121	37
Tong Yang Life Insurance	8,380	97
Woongjin Coway Co Ltd.	6,816	247
Yuhan Corp.	3,138	376
Total Common Stocks		21,100

PREFERRED STOCKS - 1.16% (Cost $1,419)
Hyundai Motor Co. Ltd.	22,062	1,280
Samsung Electronics Co. Ltd.	502	295
Total Preferred Stocks		1,575
Total South Korea		22,675

	Shares	Fair Value
		(000’s)
TAIWAN - 6.54%
COMMON STOCKS - (Cost $8,536)
Asustek Computer, Inc.	25,648	$203
AU Optronics Corp.	244,000	130
AU Optronics Corp., ADRA	49,370	260
Catcher Technology Co. Ltd.	21,000	131
China Steel Corp.	2,744	3
Chinatrust Financial Holding Co Ltd.	203,198	131
Compal Electronics, Inc.	580,000	651
Formosa Plastics Corp.	52,000	151
Foxconn Technology Co. Ltd	1,000	4
Fubon Financial Holding Co Ltd.	135,527	151
Hon Hai Precision Industry Co Ltd.	398,509	1,284
HTC Corp.	6,458	106
KGI Securities Co Ltd.	372,227	158
Largan Precision Co. Ltd	5,000	108
Lung Yen Life Service Corp.	31,000	101
MStar Semiconductor, Inc.	24,000	152
Nan Ya Printed Circuit Board Corp.	209,099	493
Novatek Microelectronics Corp.	471,000	1,338
Powertech Technology, Inc.	110,400	276
Siliconware Precision Industries Co., ADRA	5,410	31
Siliconware Precision Industries Co.	242,000	278
SinoPac Financial Holdings Co Ltd.	1,355,315	424
Taiwan Cement Corp.	123,000	153
Taiwan Semiconductor Manufacturing Co Ltd.	257,385	683
Tatung Co Ltd.	317,298	90
Transcend Information, Inc.	90,520	244
Uni-President Enterprises Corp.	164,244	243
United Microelectronics Corp.	1,008,226	528
United Microelectronics Corp., ADRA	4,830	13
Young Fast Optoelectronics Co Ltd.	92,541	215
Yuanta Financial Holding Co. LtdB	231,000	130
Total Taiwan		8,863

THAILAND - 1.45%
COMMON STOCKS - (Cost $1,569)
Bangkok Bank PCL	50,090	270
Banpu PCL, NVDRE	5,700	109
Banpu PCL	8,850	167
Kasikornbank PCL	14,400	62
Kasikornbank PCL, NVDRE	77,300	322
Land and Houses PCL, NVDRE	2,205,100	456
PTT PCL, NVDRE	5,000	55
PTT PCL	20,400	224
Siam Cement PCL, NVDRE	26,600	297
Total Thailand		1,962

TURKEY - 3.03%
COMMON STOCKS - (Cost $4,460)
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	37,143	520
Asya Katilim Bankasi A.S.	137,080	130
Coca-Cola icecek A.S.	12,544	164

	Shares	Fair Value
		(000’s)
TURKEY
Dogus Otomotiv Servis ve Ticaret A.S.	157,574	$325
Haci Omer Sabanci Holding A.S.	10,462	40
Turk Telekomunikasyon A.S.	60,276	269
Turkcell Iletisim Hizmetleri A.S., ADRA	6,110	79
Turkcell Iletisim Hizmetleri A.S.	29,030	149
Turkiye Garanti Bankasi A.S.	329,154	1,189
Turkiye Is Bankasi, Series C	203,122	424
Turkiye Vakiflar Bankasi Tao	499,147	812
Total Turkey		4,101

UNITED KINGDOM - 0.07%
COMMON STOCKS - (Cost $155)
JKX Oil & Gas plc	44,300	98

UNITED STATES - 1.21%
COMMON STOCKS - (Cost $2,127)
Central European Distribution Corp.B	14,190	58
Flextronics International Ltd.B	230,410	1,583
Total United States		1,641

SHORT-TERM INVESTMENTS - 2.05% (Cost $2,774)
JPMorgan U.S. Government Money Market Fund	2,774,091	2,774

TOTAL INVESTMENTS - 95.09% (Cost $130,974)		128,830
OTHER ASSETS, NET OF LIABILITIES - 4.91%		6,647
TOTAL NET ASSETS - 100.00%		$135,477

Percentages are stated as a percent of net assets.

A	ADR - American Depositary Receipt.
B	Non-income producing security.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $378 or 0.28% of net assets. The Fund has no right to demand registration of these securities.

D	GDR - Global Depositary Receipt.
E	NVDR - Non Voting Depositary Receipt.

Futures Contracts (000’s)
	Number of Contracts	Expiration Date	Value	Unrealized Appreciation/ (Depreciation)
MSCI Emerging Market EMini Future.	80	March, 2012	4,077	142
			4,077	142

American Beacon High Yield Bond Fund

January 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCKS - 0.36%
COMMUNICATIONS - 0.03%
Media - 0.03%
Dex One Corp.A	23,761	$40
SuperMedia, Inc.A	1,037	3
Total Communications		43

CONSUMER DISCRETIONARY- 0.12%
Automobiles - 0.12%
General Motors Co.A	6,381	153

FINANCIALS - 0.01%
Marsico Holdings LLCA B	13,199	13

INDUSTRIALS - 0.00%
Horizon Lines, Inc., Class AA	1,292	3

RIGHTS/WARRANTS - 0.20%
Charter Communications, Inc.,
Due 11/30/14A C	2,416	36
Due 11/30/2014A D	2,759	48
General Motors Co.,
Due 7/10/2016A D	5,801	89
Due 7/10/2019A D	5,801	61
Horizon Lines, Inc., Due 9/27/2036A D	335,452	34
Total Rights/Warrants		268
Total Common Stocks (Cost $2,529)		480

PREFERRED STOCKS - 0.72%
FINANCIALS- 0.72%
Diversified Financials - 0.01%
Federal Home Loan Mortgage Corp. E	10,000	14

Finance - 0.71%
GMAC Capital Trust IE	11,600	257
Zions Bancorporation	26,300	690
		947
Total Preferred Stocks (Cost $1,210)		961

CONVERTIBLE PREFERRED STOCKS - 0.35%
FINANCIALS- 0.35%
Banks - 0.14%
Bank of America Corp.	200	184

Diversified Financials - 0.21%
Wells Fargo & Co	260	285
Total Convertible Preferred Stocks (Cost $452)		469

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS - 1.02%

	Par Amount	Fair Value
	(000’s)	(000’s)
Financials - 0.15%
E*Trade Financial Corp., 0%, Due 8/31/2019	$240	$195

Industrials - 0.58%
Alcatel-Lucent USA, Inc., 2.875%, Due 6/15/2025	160	146
Digital River, Inc., 2.00%, Due 11/1/2030	165	147
Horizon Lines, Inc.,
6.00%, Due 4/15/2017	714	492
		785
Telecommunication Services - 0.29%
Powerwave Technologies, Inc.,
3.875%, Due 10/1/2027	565	269
2.75%, Due 7/15/2041F	195	110
		379
Total Convertible Obligations (Cost $1,596)		1,359

CORPORATE OBLIGATIONS - 87.53%
Communications - 0.32%
Crown Media Holdings, Inc., 10.50%, Due 7/15/2019	200	213
Windstream Corp., 7.50%, Due 6/1/2022F	200	210
		423
Financials - 10.04%
ACE Cash Express, Inc., 11.00%, Due 2/1/2019F	400	366
Alliant Holdings I, Inc., 11.00%, Due 5/1/2015F	300	313
Ally Financial, Inc.,
6.875%, Due 8/28/2012	300	305
8.00%, Due 12/31/2018	300	311
7.50%, Due 9/15/2020	600	644
AMERIGROUP Corp., 7.50%, Due 11/15/2019	300	320
Amsouth Bank, 4.85%, Due 4/1/2013	150	149
Bank of America Corp., 8.125%, Due 12/29/2049E	700	696
Bank One Capital III, 8.75%, Due 9/1/2030	220	298
BreitBurn Energy Partners LP, 7.875%, Due 4/15/2022F G	200	200
CIT Group, Inc.,
7.00%, Due 5/2/2017F	1,100	1,102
6.625%, Due 4/1/2018F	100	107
CNL Lifestyle Properties, Inc., 7.25%, Due 4/15/2019	250	232
E*Trade Financial Corp.,
7.875%, Due 12/1/2015	235	238
12.50%, Due 11/30/2017H	890	1,030
Eksportfinans ASA,
3.00%, Due 11/17/2014	150	140
2.375%, Due 5/25/2016	75	65
Fontainebleau Las Vegas Holdings LLC, 10.25%, Due 6/15/2015B E F	1,800	1
Harbinger Group, Inc., 10.625%, Due 11/15/2015	200	204
HUB International Holdings, Inc.,
9.00%, Due 12/15/2014F	250	255
10.25%, Due 6/15/2015F	1,075	1,086
International Lease Finance Corp.,
5.625%, Due 9/20/2013	160	160
5.65%, Due 6/1/2014	1,000	994
Marsico Holdings LLC, 10.625%, Due 1/15/2020B F H	200	36
MetLife, Inc., 10.75%, Due 8/1/2039	150	209
Nationwide Mutual Insurance Co., 9.375%, Due 8/15/2039F	225	277
Nuveen Investments, Inc.,
5.50%, Due 9/15/2015	450	407

	Par Amount	Fair Value

	(000’s)	(000’s)
10.50%, Due 11/15/2015	$1,040	$1,084
Oppenheimer Holdings, Inc., 8.75%, Due 4/15/2018	300	300
Regions Bank, 7.50%, Due 5/15/2018	250	261
Synovus Financial Corp., 5.125%, Due 6/15/2017	1,200	1,071
WMG Acquisition Corp.,
9.50%, Due 6/15/2016F	250	272
11.50%, Due 10/1/2018F	200	204
		13,337
Industrials - 72.13%
Abengoa Finance SAU, 8.875%, Due 11/1/2017F	400	390
Academy Ltd., 9.25%, Due 8/1/2019F	400	398
Accuride Corp., 9.50%, Due 8/1/2018	670	689
Advanced Micro Devices, Inc., 7.75%, Due 8/1/2020	400	432
Affinia Group, Inc., 9.00%, Due 11/30/2014	250	251
Ahern Rentals, Inc., 9.25%, Due 8/15/2013	180	70
Aircastle Ltd., 9.75%, Due 8/1/2018F	180	197
Alcatel-Lucent USA, Inc., 6.45%, Due 3/15/2029	500	378
Alere, Inc., 8.625%, Due 10/1/2018	205	214
Allison Transmission, Inc., 7.125%, Due 5/15/2019F	495	498
Alpha Natural Resources, Inc., 6.00%, Due 6/1/2019	300	298
AMC Entertainment, Inc., 9.75%, Due 12/1/2020	160	158
American Petroleum Tankers Parent LLC, 10.25%, Due 5/1/2015B	175	181
Antero Resources Finance Corp., 9.375%, Due 12/1/2017	180	198
Appleton Papers, Inc., 10.50%, Due 6/15/2015F	200	202
Arch Coal, Inc.,
7.00%, Due 6/15/2019F	200	201
7.25%, Due 6/15/2021F	200	201
ARD Finance S.A., 11.125%, Due 6/1/2018F	318	280
Atkore International, Inc., 9.875%, Due 1/1/2018F	470	465
Avaya, Inc., 7.00%, Due 4/1/2019F	300	293
Avis Budget Car Rental LLC, 9.75%, Due 3/15/2020B	385	420
Basic Energy Services, Inc., 7.125%, Due 4/15/2016	350	354
Belden, Inc., 7.00%, Due 3/15/2017	155	159
Berry Petroleum Co., 10.25%, Due 6/1/2014	397	452
Biomet, Inc., 11.625%, Due 10/15/2017	300	326
Boart Longyear Management Property Ltd., 7.00%, Due 4/1/2021F	190	199
Boise Paper Holdings LLC, 9.00%, Due 11/1/2017B	210	229
Bresnan Broadband Holdings LLC, 8.00%, Due 12/15/2018B F	125	131
Brightstar Corp., 9.50%, Due 12/1/2016F	245	252
Burlington Coat Factory Warehouse Corp., 10.00%, Due 2/15/2019	660	626
Cablevision Systems Corp., 8.625%, Due 9/15/2017	200	223
Caesars Entertainment Operating Co. Inc, 10.00%, Due 12/15/2018	240	185
Caesars Entertainment Operating Co. Inc.,
10.75%, Due 2/1/2016	400	325
11.25%, Due 6/1/2017	800	866
Calumet Specialty Products Partners LP, 9.375%, Due 5/1/2019F G	200	201
Carrizo Oil & Gas, Inc.,
8.625%, Due 10/15/2018F	200	200
8.625%, Due 10/15/2018	100	101
Casella Waste Systems, Inc., 11.00%, Due 7/15/2014	175	191
Catalyst Paper Corp., 11.00%, Due 12/15/2016F	225	133
CCH II LLC, 13.50%, Due 11/30/2016B	157	181
CCO Holdings LLC,
7.25%, Due 10/30/2017B	200	216
6.50%, Due 4/30/2021B	300	312

	Par Amount	Fair Value

	(000’s)	(000’s)
CDW LLC,
8.00%, Due 12/15/2018B E	$140	$151
8.50%, Due 4/1/2019B	600	629
CEDC Finance Corp International, Inc., 9.125%, Due 12/1/2016F	2,140	1,508
Cemex SAB de CV, 9.00%, Due 1/11/2018F	590	513
Cengage Learning Acquisitions, Inc., 10.50%, Due 1/15/2015F	425	309
Cenveo Corp.,
7.875%, Due 12/1/2013	615	501
8.875%, Due 2/1/2018	585	521
CEVA Group plc,
11.625%, Due 10/1/2016F	100	106
8.375%, Due 12/1/2017F	100	97
11.50%, Due 4/1/2018F	200	201
CF Industries Holdings, Inc., 7.125%, Due 5/1/2020	285	341
Chaparral Energy, Inc.,
9.875%, Due 10/1/2020	500	548
8.25%, Due 9/1/2021	510	534
CHC Helicopter S.A., 9.25%, Due 10/15/2020F	400	393
Chesapeake Energy Corp., 6.625%, Due 8/15/2020	700	703
Chesapeake Oilfield Operating LLC, 6.625%, Due 11/15/2019B F	300	302
Chester Downs & Marina LLC, 9.25%, Due 1/15/2020B F	140	143
Chrysler Group LLC,
8.00%, Due 6/15/2019B F	255	245
8.25%, Due 6/15/2021B F	200	191
Cie Generale de Geophysique - Veritas, 6.50%, Due 6/1/2021	400	398
Cincinnati Bell, Inc.,
8.25%, Due 10/15/2017	100	103
8.75%, Due 3/15/2018	300	289
Clayton Williams Energy, Inc., 7.75%, Due 4/1/2019F	500	485
Clear Channel Communications, Inc.,
10.75%, Due 8/1/2016	225	168
9.00%, Due 3/1/2021	700	608
Clear Channel Worldwide Holdings, Inc., 9.25%, Due 12/15/2017	350	384
Clearwire Communications LLC,
12.00%, Due 12/1/2015B F	205	193
12.00%, Due 12/1/2017B F	375	304
ClubCorp Club Operations, Inc., 10.00%, Due 12/1/2018	300	299
Coffeyville Resources LLC, 10.875%, Due 4/1/2017B F	350	392
Coleman Cable, Inc., 9.00%, Due 2/15/2018	300	306
Colt Defense LLC, 8.75%, Due 11/15/2017B	245	162
Columbus International, Inc., 11.50%, Due 11/20/2014F	100	106
CommScope, Inc., 8.25%, Due 1/15/2019F	400	416
Community Health Systems, Inc., 8.875%, Due 7/15/2015	422	439
Concho Resources Inc., 6.50%, Due 1/15/2022	200	215
Consol Energy, Inc.,
8.00%, Due 4/1/2017	200	216
8.25%, Due 4/1/2020	512	555
CRC Health Corp., 10.75%, Due 2/1/2016	300	276
Cricket Communications, Inc.,
7.75%, Due 5/15/2016	185	196
7.75%, Due 10/15/2020	1,410	1,342
CSC Holdings LLC, 6.75%, Due 11/15/2021B F	300	323
Cumulus Media, Inc., 7.75%, Due 5/1/2019F	400	375
Dave & Buster’s, Inc., 11.00%, Due 6/1/2018	425	448
Dean Foods Co., 9.75%, Due 12/15/2018	400	436

	Par Amount	Fair Value

	(000’s)	(000’s)
Del Monte Corp., 7.625%, Due 2/15/2019	$500	$492
Digicel Group Ltd., 9.125%, Due 1/15/2015F	225	227
DineEquity, Inc., 9.50%, Due 10/30/2018	100	109
DISH DBS Corp., 7.125%, Due 2/1/2016	700	767
DJO Finance LLC, 7.75%, Due 4/15/2018B	450	335
DynCorp International, Inc., 10.375%, Due 7/1/2017	500	441
eAccess Ltd., 8.25%, Due 4/1/2018F	300	285
Eagle Rock Energy Partners LP, 8.375%, Due 6/1/2019F G	300	306
Earthlink, Inc., 8.875%, Due 5/15/2019	420	397
EH Holding Corp., 7.625%, Due 6/15/2021F	250	264
Eileme 2 AB, 11.625%, Due 1/31/2020F	200	204
Emergency Medical Services Corp., 8.125%, Due 6/1/2019	400	408
Endo Pharmaceuticals Holdings, Inc., 7.00%, Due 7/15/2019	200	217
Energy Partners Ltd., 8.25%, Due 2/15/2018	205	201
Energy XXI Gulf Coast, Inc., 9.25%, Due 12/15/2017	805	878
EnergySolutions Inc., 10.75%, Due 8/15/2018B	375	360
Equinox Holdings, Inc., 9.50%, Due 2/1/2016F	350	366
Euramax International, Inc., 9.50%, Due 4/1/2016	200	165
EVERTEC, Inc., 11.00%, Due 10/1/2018	375	395
ExamWorks Group, Inc., 9.00%, Due 7/15/2019F	100	95
Exide Technologies, 8.625%, Due 2/1/2018	310	256
Exopack Holding Corp., 10.00%, Due 6/1/2018	300	315
Expro Finance Luxembourg SCA, 8.50%, Due 12/15/2016F	400	363
FAGE Dairy Industry S.A., 9.875%, Due 2/1/2020F	255	240
Felcor Lodging LP, 10.00%, Due 10/1/2014G	165	183
First Data Corp.,
10.55%, Due 9/24/2015	342	339
8.25%, Due 1/15/2021F	600	555
12.625%, Due 1/15/2021	275	266
Florida East Coast Railway Corp., 8.125%, Due 2/1/2017	300	300
FMG Resources August 2006 Property Ltd.,
6.875%, Due 2/1/2018F	400	407
8.25%, Due 11/1/2019F	100	107
Forbes Energy Services Ltd., 9.00%, Due 6/15/2019	240	229
Ford Motor Credit Co. LLC,
6.625%, Due 8/15/2017B	650	726
8.125%, Due 1/15/2020B	400	489
5.875%, Due 8/2/2021B	200	219
Freescale Semiconductor, Inc.,
10.125%, Due 3/15/2018F	225	250
9.25%, Due 4/15/2018F	100	109
8.05%, Due 2/1/2020	200	197
10.75%, Due 8/1/2020	200	218
Frontier Communications Corp.,
8.25%, Due 4/15/2017	200	202
8.50%, Due 4/15/2020	300	297
8.75%, Due 4/15/2022	400	396
Gaylord Entertainment Co., 6.75%, Due 11/15/2014	190	190
GCI, Inc., 8.625%, Due 11/15/2019	405	436
General Motors Corp., 8.375%, Due 7/15/2049	1,570	12
Geo Group, Inc., 6.625%, Due 2/15/2021	125	128
Goodrich Petroleum Corp., 8.875%, Due 3/15/2019F	650	636
Goodyear Tire & Rubber Co., 8.25%, Due 8/15/2020	300	326
Gray Television, Inc., 10.50%, Due 6/29/2015	365	379
Grifols, Inc., 8.25%, Due 2/1/2018	300	329

	Par Amount	Fair Value

	(000’s)	(000’s)
GWR Operating Partnership LLP, 10.875%, Due 4/1/2017B I	$400	$439
HCA, Inc.,
9.00%, Due 12/15/2014	225	236
7.19%, Due 11/15/2015	200	203
7.50%, Due 2/15/2022	400	428
Helix Energy Solutions Group, Inc., 9.50%, Due 1/15/2016F	505	530
Hercules Offshore, Inc., 10.50%, Due 10/15/2017F	440	440
Hertz Corp., 6.75%, Due 4/15/2019	400	413
Hilcorp Energy I LP, 8.00%, Due 2/15/2020F G	200	219
Horizon Lines LLC,
11.00%, Due 10/15/2016B F	240	234
13.00%, Due 10/15/2016B E F	345	320
HSN, Inc., 11.25%, Due 8/1/2016	250	275
Hyva Global BV, 8.625%, Due 3/24/2016F	200	166
Ineos Finance plc, 9.00%, Due 5/15/2015F	100	103
Ineos Group Holdings Ltd., 8.50%, Due 2/15/2016F	300	270
Intelsat Jackson Holdings S.A.,
11.25%, Due 6/15/2016	200	212
7.50%, Due 4/1/2021F	500	526
Intelsat Luxembourg S.A.,
11.25%, Due 2/4/2017	100	101
11.50%, Due 2/4/2017	475	477
International Automotive Components Group SL, 9.125%, Due 6/1/2018F	200	180
inVentiv Health, Inc., 10.00%, Due 8/15/2018F	655	592
iPayment, Inc., 10.25%, Due 5/15/2018	250	234
Isle of Capri Casinos, Inc.,
7.00%, Due 3/1/2014	200	197
7.75%, Due 3/15/2019	150	143
ITC Deltacom, Inc., 10.50%, Due 4/1/2016	360	374
Jaguar Holding Co. II, 9.50%, Due 12/1/2019F	100	108
Jarden Corp., 7.50%, Due 5/1/2017	165	177
JBS USA LLC,
11.625%, Due 5/1/2014B	200	230
8.25%, Due 2/1/2020B F	350	353
Kabel BW Erste Beteiligungs GmbH, 7.50%, Due 3/15/2019F	175	187
Kansas City Southern de Mexico SA de CV, 6.625%, Due 12/15/2020	75	82
KB Home, 6.25%, Due 6/15/2015	100	99
Key Energy Services, Inc., 6.75%, Due 3/1/2021	250	256
Kinove German Bondco GmbH, 9.625%, Due 6/15/2018F	200	199
Kodiak Oil & Gas Corp., 8.125%, Due 12/1/2019F	275	292
Level 3 Financing, Inc.,
4.202%, Due 2/15/2015E	325	306
8.625%, Due 7/15/2020F	380	390
Libbey Glass, Inc., 10.00%, Due 2/15/2015	175	187
Liberty Tire Recycling, 11.00%, Due 10/1/2016F	525	491
LIN Television Corp., 8.375%, Due 4/15/2018	310	315
Linn Energy LLC,
6.50%, Due 5/15/2019B F	355	359
8.625%, Due 4/15/2020B	700	776
7.75%, Due 2/1/2021B J	230	248
Lions Gate Entertainment, Inc., 10.25%, Due 11/1/2016F	155	162
M/I Homes, Inc., 8.625%, Due 11/15/2018	100	94
MacDermid, Inc., 9.50%, Due 4/15/2017F	700	713
Mandalay Resort Group, 7.625%, Due 7/15/2013	500	508
Manitowoc Co. Inc, 8.50%, Due 11/1/2020	150	164

	Par Amount	Fair Value

	(000’s)	(000’s)
Marina District Finance Co. Inc,
9.50%, Due 10/15/2015	$425	$405
9.875%, Due 8/15/2018	100	94
MedAssets, Inc., 8.00%, Due 11/15/2018	300	306
Media General, Inc., 11.75%, Due 2/15/2017	200	195
MEMC Electronic Materials, Inc., 7.75%, Due 4/1/2019	225	182
MGM Resorts International,
6.625%, Due 7/15/2015	900	899
10.00%, Due 11/1/2016	200	218
8.625%, Due 2/1/2019F	105	109
Michaels Stores, Inc., 7.75%, Due 11/1/2018	200	209
Midwest Gaming Borrower LLC, 11.625%, Due 4/15/2016B F	425	471
Midwest Vanadium Property Ltd., 11.50%, Due 2/15/2018F	200	141
Mirant Mid Atlantic Pass Through Trust C, 10.06%, Due 12/30/2028	151	154
Momentive Performance Materials, Inc., 9.00%, Due 1/15/2021	300	272
Mylan, Inc., 7.875%, Due 7/15/2020F	300	333
Nara Cable Funding Ltd., 8.875%, Due 12/1/2018F	600	570
National CineMedia LLC, 7.875%, Due 7/15/2021B	100	100
NBTY, Inc., 9.00%, Due 10/1/2018	200	221
NCL Corp Ltd.,
11.75%, Due 11/15/2016	350	408
9.50%, Due 11/15/2018	200	217
NCO Group, Inc., 11.875%, Due 11/15/2014	355	350
NewPage Corp., 11.375%, Due 12/31/2014	300	195
Nexstar Broadcasting Inc., 8.875%, Due 4/15/2017	150	159
NII Capital Corp., 7.625%, Due 4/1/2021	390	400
Norske Skogindustrier ASA, 6.125%, Due 10/15/2015F	750	476
Novelis, Inc., 8.75%, Due 12/15/2020	300	335
NPC International Inc, 10.50%, Due 1/15/2020F	285	294
NXP BV, 9.75%, Due 8/1/2018F	100	112
Offshore Group Investments Ltd., 11.50%, Due 8/1/2015	170	188
OGX Petroleo e Gas Participacoes S.A., 8.50%, Due 6/1/2018F	200	207
OnCure Holdings, Inc., 11.75%, Due 5/15/2017	285	229
Pacific Rubiales Energy Corp., 7.25%, Due 12/12/2021F	150	157
PBF Holding Co. LLC, 8.25%, Due 2/15/2020B F	470	461
PE Paper Escrow GmbH, 12.00%, Due 8/1/2014F	100	109
Peabody Energy Corp.,
7.375%, Due 11/1/2016	500	556
6.00%, Due 11/15/2018F	250	258
6.25%, Due 11/15/2021F	250	258
Petco Animal Supplies, Inc., 9.25%, Due 12/1/2018F	490	532
Petrohawk Energy Corp., 10.50%, Due 8/1/2014	200	222
Petroquest Energy, Inc., 10.00%, Due 9/1/2017	250	253
Pinnacle Entertainment, Inc., 7.50%, Due 6/15/2015	400	408
Pinnacle Foods Finance LLC,
9.25%, Due 4/1/2015B	300	309
10.625%, Due 4/1/2017B	225	238
Prestige Brands, Inc., 8.25%, Due 4/1/2018	575	620
Quality Distribution LLC, 9.875%, Due 11/1/2018B	250	266
Quicksilver Resources, Inc.,
8.25%, Due 8/1/2015	300	297
9.125%, Due 8/15/2019	400	390
Quiksilver, Inc., 6.875%, Due 4/15/2015	405	390
QVC, Inc., 7.50%, Due 10/1/2019F	195	213
Qwest Corp., 8.375%, Due 5/1/2016	145	169

	Par Amount	Fair Value

	(000’s)	(000’s)
Radio One, Inc., 15.00%, Due 5/24/2016	$100	$65
Radnet Management, Inc., 10.375%, Due 4/1/2018	350	323
RailAmerica, Inc., 9.25%, Due 7/1/2017	141	157
Regal Cinemas Corp., 8.625%, Due 7/15/2019	275	302
Reliance Intermediate Holdings LP, 9.50%, Due 12/15/2019F G	450	482
Revlon Consumer Products Corp., 9.75%, Due 11/15/2015	300	321
Reynolds Group Issuer Inc, 9.00%, Due 4/15/2019F	385	383
Reynolds Group Issuer Inc.,
9.25%, Due 5/15/2018E F	900	897
8.25%, Due 2/15/2021F	200	190
Rite Aid Corp., 9.75%, Due 6/12/2016	675	740
ROC Finance LLC, 12.125%, Due 9/1/2018B F	175	189
Rosetta Resources, Inc., 9.50%, Due 4/15/2018	250	270
Rotech Healthcare, Inc., 10.50%, Due 3/15/2018	155	122
RSC Equipment Rental, Inc., 9.50%, Due 12/1/2014	100	103
Sabine Pass LNG LP,
7.25%, Due 11/30/2013G	165	171
7.50%, Due 11/30/2016G	300	313
Salem Communications Corp., 9.625%, Due 12/15/2016	113	122
SandRidge Energy, Inc.,
9.875%, Due 5/15/2016	400	430
8.00%, Due 6/1/2018F	700	724
Sealed Air Corp.,
8.125%, Due 9/15/2019F	100	111
8.375%, Due 9/15/2021F	350	394
Select Medical Corp., 7.625%, Due 2/1/2015	200	198
Shea Homes LP, 8.625%, Due 5/15/2019F G	200	200
Shingle Springs Tribal Gaming Authority, 9.375%, Due 6/15/2015F	200	132
Simmons Foods, Inc., 10.50%, Due 11/1/2017F	350	314
Sinclair Television Group, Inc., 9.25%, Due 11/1/2017F	250	278
Sirius XM Radio, Inc., 8.75%, Due 4/1/2015F	175	196
Sitel LLC, 11.50%, Due 4/1/2018B	400	292
Skilled Healthcare Group, Inc., 11.00%, Due 1/15/2014	140	140
Smurfit Kappa Treasury Funding Ltd., 7.50%, Due 11/20/2025	550	527
Solo Cup Co., 8.50%, Due 2/15/2014	200	186
Sophia LP, 9.75%, Due 1/15/2019F G	200	208
Spectrum Brands Holdings, Inc., 9.50%, Due 6/15/2018F	205	232
Sprint Capital Corp., 8.75%, Due 3/15/2032	365	307
Sprint Nextel Corp.,
8.375%, Due 8/15/2017	900	836
9.00%, Due 11/15/2018F	500	539
11.50%, Due 11/15/2021F	470	486
Station Casinos, Inc., 6.875%, Due 3/1/2016K	500	–
SunGard Data Systems, Inc.,
10.25%, Due 8/15/2015	100	104
7.625%, Due 11/15/2020	400	425
Swift Services Holdings, Inc., 10.00%, Due 11/15/2018	60	65
Syniverse Holdings, Inc., 9.125%, Due 1/15/2019	420	453
Taminco Global Chemical Corp., 9.75%, Due 3/31/2020F	240	245
Telesat Canada, 12.50%, Due 11/1/2017B	425	478
Ticketmaster Entertainment LLC, 10.75%, Due 8/1/2016B	300	322
Titan International, Inc., 7.875%, Due 10/1/2017	460	486
Tower Automotive Holdings USA LLC, 10.625%, Due 9/1/2017B F	250	265
TransUnion LLC, 11.375%, Due 6/15/2018B	300	354
Travelport LLC, 9.875%, Due 9/1/2014B	215	129

	Par Amount	Fair Value

	(000’s)	(000’s)
Trimas Corp., 9.75%, Due 12/15/2017	$170	$186
tw telecom holdings, Inc., 8.00%, Due 3/1/2018	325	352
UCI International, Inc., 8.625%, Due 2/15/2019	200	202
United Rentals North America, Inc., 8.375%, Due 9/15/2020	400	407
United Surgical Partners International, Inc., 9.25%, Due 5/1/2017H	300	305
Univision Communications, Inc.,
6.875%, Due 5/15/2019F	150	149
7.875%, Due 11/1/2020F	600	623
Vedanta Resources plc, 8.25%, Due 6/7/2021F	240	194
VimpelCom Holdings BV, 7.504%, Due 3/1/2022F	285	268
Visant Corp., 10.00%, Due 10/1/2017	640	581
Viskase Cos., Inc., 9.875%, Due 1/15/2018F	150	153
W&T Offshore, Inc., 8.50%, Due 6/15/2019	395	420
Warner Chilcott Co. LLC, 7.75%, Due 9/15/2018B	200	212
WCA Waste Corp., 7.50%, Due 6/15/2019F	200	206
West Corp., 7.875%, Due 1/15/2019	400	419
Wind Acquisition Finance S.A.,
11.75%, Due 7/15/2017F	500	495
7.25%, Due 2/15/2018F	325	315
Wind Acquisition Holdings Finance S.A., 12.25%, Due 7/15/2017F	256	200
WPX Energy, Inc., 6.00%, Due 1/15/2022F	195	194
XM Satellite Radio, Inc., 13.00%, Due 8/1/2014F	250	285
Yonkers Racing Corp., 11.375%, Due 7/15/2016F	225	240
		95,832
Utilities - 5.04%
AES Corp., 9.75%, Due 4/15/2016	50	59
Atlas Pipeline Partners LP, 8.75%, Due 6/15/2018F G	300	320
Calpine Corp.,
7.875%, Due 7/31/2020F	100	108
7.50%, Due 2/15/2021F	600	638
Chesapeake Midstream Partners LP, 6.125%, Due 7/15/2022F G	380	387
Crosstex Energy LP, 8.875%, Due 2/15/2018G	400	434
Elwood Energy LLC, 8.159%, Due 7/5/2026B	562	556
Energy Future Holdings Corp., 5.55%, Due 11/15/2014	230	159
Energy Future Intermediate Holding Co. LLC, 10.00%, Due 12/1/2020B	400	431
Energy Transfer Equity LP, 7.50%, Due 10/15/2020G	400	442
Enterprise Products Operating LLC, 7.034%, Due 1/15/2068B E	300	317
Genesis Energy LP, 7.875%, Due 12/15/2018G	200	205
GenOn Energy, Inc., 7.625%, Due 6/15/2014	200	200
Martin Midstream Partners LP, 8.875%, Due 4/1/2018G	500	518
NRG Energy, Inc.,
7.625%, Due 1/15/2018	130	127
7.875%, Due 5/15/2021F	335	318
Regency Energy Partners LP,
9.375%, Due 6/1/2016G	225	250
6.50%, Due 7/15/2021G	225	242
Rockies Express Pipeline LLC, 6.85%, Due 7/15/2018F	60	56
Targa Resources Partners LP, 6.875%, Due 2/1/2021F G	200	209
Texas Competitive Electric Holdings Co. LLC,
10.25%, Due 11/1/2015B	100	30
11.50%, Due 10/1/2020B F	400	302
15.00%, Due 4/1/2021B	400	184
UPCB Finance VI Ltd., 6.875%, Due 1/15/2022F	200	200
		6,692
Total Corporate Obligations (Cost $115,740)		116,284

	Par Amount	Fair Value

	(000’s)	(000’s)
ASSET-BACKED SECURITIES - 0.14%
Discover Financial Services, 10.25%, Due 7/15/2019,	$150	$188
Total Asset-Backed Securities (Cost $180)		188

	Shares
SHORT-TERM INVESTMENTS - 8.66% (Cost $11,510)
JPMorgan U.S. Government Money Market Fund	11,509,893	11,510

TOTAL INVESTMENTS - 98.78% (Cost 133,217)		131,252
OTHER ASSETS, NET OF LIABILITIES - 1.22%		1,594
TOTAL NET ASSETS - 100.00%		$132,846

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Limited Liability Company.
C	Put.
D	Call.
E	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
F

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $43,085 or 32.43% of net assets. The Fund has no right to demand registration of these securities.

G	Limited Partnership.
H	Is Payment in Kind.
I	Limited Liability Partnership.
J	Non-voting participating shares.
K	In Default.

American Beacon Retirement Income and Appreciation Fund

January 31, 2012 (Unaudited)

	Shares	Fair Value

		(000’s)
COMMON STOCKS - 4.95%
ENERGY- 0.89%
Energy Equipment & Services - 0.25%
Baker Hughes, Inc.	7,000	$344

Oil & Gas - 0.64%
Occidental Petroleum Corp.	5,300	528
Suncor Energy, Inc.	11,000	380
		908

FINANCIALS- 0.32%
Diversified Financials - 0.32%
T Rowe Price Group, Inc.	7,700	445

INDUSTRIALS- 0.57%

Machinery - 0.57%
Dover Corp.	7,000	444
Eaton Corp.	7,300	358
Total Industrials		802

INFORMATION TECHNOLOGY- 2.51%
Computers & Peripherals - 0.31%
Dell, Inc.A	25,000	431

IT Consulting & Services - 0.32%
Accenture plc, Class A	7,770	446

Semiconductor Equipment & Products - 0.63%
QUALCOMM, Inc.	15,100	888

Software - 1.25%
Autodesk, Inc.	14,500	523
Microsoft Corp.	12,000	354
Oracle Corp.	17,000	479
SAP AG, ADRB	6,700	405
		1,761

MATERIALS- 0.66%
Metals & Mining - 0.66%
Barrick Gold Corp.	10,700	527
Freeport-McMoRan Copper & Gold, Inc.	8,500	393
Total Materials		920
Total Common Stocks (Cost $6,615)		6,945

CONVERTIBLE PREFERRED STOCKS - 0.41% (Cost $486)
CONSUMER STAPLES- 0.41%
Food Products - 0.41%
Bunge Ltd.	6,058	576

PREFERRED STOCKS - 1.10%
ENERGY- 0.92%
Energy - 0.52%
Apache Corp.	12,850	737

Oil & Gas - 0.40%
Chesapeake Energy Corp.	150	140

	Shares	Fair Value
		(000’s)
NextEra Energy, Inc.	8,000	$420
		560
FINANCIALS - 0.18%
Diversified Financials - 0.18%
AMG Capital Trust I	5,250	249
Total Preferred Stocks (Cost $1,543)		1,546

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS - 12.16%
Basic Materials - 1.21%
Allegheny Technologies, Inc., 4.25%, Due 6/1/2014	$300	406
Goldcorp, Inc., 2.00%, Due 8/1/2014	225	289
Newmont Mining Corp.,
3.00%, Due 2/15/2012	50	67
1.25%, Due 7/15/2014	425	604
1.625%, Due 7/15/2017	220	329
		1,695
Communications - 1.56%
Anixter International, Inc., 1.00%, Due 2/15/2013	610	727
Nuance Communications, Inc., 2.75%, Due 11/1/2031C	260	304
Omnicom Group, Inc., 0.000%, Due 7/1/2038	400	425
Symantec Corp., 1.00%, Due 6/15/2013	660	737
		2,193
Consumer Discretionary - 0.29%
International Game Technology, 3.25%, Due 5/1/2014	350	400

Energy - 0.47%
Chesapeake Energy Corp., 2.75%, Due 11/15/2035	700	663

Finance - 0.53%
FTI Consulting, Inc., 3.75%, Due 7/15/2012	300	415
Leucadia National Corp., 3.75%, Due 4/15/2014	250	329
		744
Industrials - 1.62%
Danaher Corp., 0.01%, Due 1/22/2021	245	373
Liberty Media LLC,
3.125%, Due 3/30/2023D	375	438
3.25%, Due 3/15/2031D	425	360
Stanley Black & Decker, Inc., 0.01%, Due 5/17/2012E	275	306
Teleflex, Inc., 3.875%, Due 8/1/2017	350	423
Tyson Foods, Inc., 3.25%, Due 10/15/2013	300	368
		2,268
Pharmaceuticals - 1.73%
Endo Pharmaceuticals Holdings, Inc., 1.75%, Due 4/15/2015	250	344
Gilead Sciences, Inc.,
1.00%, Due 5/1/2014	350	423
1.625%, Due 5/1/2016	885	1,115
Teva Pharmaceutical Finance Co. LLC, 0.25%, Due 2/1/2026D	502	551
		2,433
Technology - 4.75%
Electronic Arts, Inc., 0.75%, Due 7/15/2016C	425	401
EMC Corp., 1.75%, Due 12/1/2013	900	1,492
Intel Corp., 3.25%, Due 8/1/2039	625	836
Lam Research Corp., 1.25%, Due 5/15/2018C	523	531
Linear Technology Corp., 3.00%, Due 5/1/2027	611	651

	Par Amount	Fair Value
	(000’s)	(000’s)
Microsoft Corp., %, Due 6/15/2013C	$300	$311
Navistar International Corp., 3.00%, Due 10/15/2014	314	364
SanDisk Corp., 1.50%, Due 8/15/2017	1,025	1,184
Xilinx, Inc.,
2.625%, Due 6/15/2017	525	711
3.125%, Due 3/15/2037	150	188
		6,669
Total Convertible Obligations (Cost $15,025)		17,065

CORPORATE OBLIGATIONS - 39.63%
Financials - 18.81%
AEGON Funding Co. LLC, 5.75%, Due 12/15/2020D	250	264
American Express Credit Corp., 2.75%, Due 9/15/2015	125	129
American International Group, Inc.,
4.25%, Due 9/15/2014	800	804
6.40%, Due 12/15/2020	675	734
ANZ National International Ltd., 2.375%, Due 12/21/2012C	300	304
Bank of America Corp.,
7.80%, Due 9/15/2016	600	642
7.625%, Due 6/1/2019	1,000	1,130
Bank One Corp., 4.90%, Due 4/30/2015	250	264
Barclays Bank plc,
3.90%, Due 4/7/2015	290	297
6.75%, Due 5/22/2019	300	349
Bear Stearns Cos. LLC, 7.25%, Due 2/1/2018D	925	1,106
BNP Paribas S.A., 3.60%, Due 2/23/2016	280	278
Citigroup, Inc.,
1.511%, Due 4/1/2014E	300	287
0.715%, Due 11/5/2014E	300	279
8.50%, Due 5/22/2019	1,250	1,528
Credit Suisse, 5.30%, Due 8/13/2019	350	375
Credit Suisse USA, Inc., 7.125%, Due 7/15/2032	500	623
Danske Bank A/S, 1.617%, Due 4/14/2014C E	600	575
Deutsche Bank AG, 3.875%, Due 8/18/2014	275	286
Fifth Third Bancorp, 3.625%, Due 1/25/2016	275	287
General Electric Capital Corp.,
0.782%, Due 1/8/2016E	1,033	964
5.625%, Due 5/1/2018	250	287
6.00%, Due 8/7/2019	300	347
5.50%, Due 1/8/2020	650	732
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	475	503
6.25%, Due 9/1/2017	550	604
6.00%, Due 6/15/2020	435	460
HSBC Finance Corp., 0.821%, Due 1/15/2014E	850	810
ING Bank N.V., 5.125%, Due 5/1/2015C	300	283
JPMorgan Chase & Co.,
3.70%, Due 1/20/2015	500	527
5.50%, Due 10/15/2040	350	370
JPMorgan Chase Bank NA, 0.871%, Due 6/13/2016E	375	341
Lincoln National Corp., 4.75%, Due 2/15/2014	105	110
Lloyds TSB Bank plc, 4.375%, Due 1/12/2015C	300	303
Merrill Lynch & Co. Inc, 6.11%, Due 1/29/2037	275	246
MetLife Institutional Funding II, 1.481%, Due 4/4/2014C E	800	800
MetLife, Inc., 6.375%, Due 6/15/2034	400	485
Monumental Global Funding III, 0.767%, Due 1/15/2014C E	300	292
Morgan Stanley,
1.047%, Due 10/15/2015E	900	800

	Par Amount	Fair Value

	(000’s)	(000’s)
7.30%, Due 5/13/2019	$280	$305
5.625%, Due 9/23/2019	450	448
National Australia Bank Ltd., 4.375%, Due 12/10/2020C	250	261
Nordea Bank AB,
2.50%, Due 11/13/2012C	250	253
4.875%, Due 1/27/2020C	250	261
PNC Funding Corp., 4.375%, Due 8/11/2020	260	286
Pricoa Global Funding I, 5.40%, Due 10/18/2012C	150	155
Prudential Financial, Inc., 7.375%, Due 6/15/2019	250	304
Rabobank Nederland, 4.20%, Due 5/13/2014C	200	209
Simon Property Group LP, 10.35%, Due 4/1/2019F	300	423
Societe Generale S.A.,
2.20%, Due 9/14/2013C	250	243
1.631%, Due 4/11/2014C E	1,200	1,131
Travelers Cos., Inc., 3.90%, Due 11/1/2020	130	143
UBS AG, 5.875%, Due 12/20/2017	275	308
UnitedHealth Group, Inc., 3.875%, Due 10/15/2020	250	270
Wachovia Corp.,
0.937%, Due 10/15/2016E	600	535
5.75%, Due 2/1/2018	900	1,036
		26,376
Industrials - 18.06%
Altria Group, Inc., 4.75%, Due 5/5/2021	300	332
America Movil SAB de CV, 6.375%, Due 3/1/2035	275	339
American Axle & Manufacturing, Inc., 7.875%, Due 3/1/2017	400	411
American Honda Finance Corp.,
4.625%, Due 4/2/2013C	325	339
3.875%, Due 9/21/2020C	125	130
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, Due 4/15/2020	290	337
8.00%, Due 11/15/2039	100	155
Apache Corp., 5.10%, Due 9/1/2040	130	152
AT&T, Inc.,
5.50%, Due 2/1/2018	750	888
6.80%, Due 5/15/2036	125	159
6.40%, Due 5/15/2038	125	154
Boeing Co., 1.875%, Due 11/20/2012	250	252
BP Capital Markets plc, 3.20%, Due 3/11/2016	280	298
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018D	325	385
5.75%, Due 5/1/2040D	140	171
Calfrac Holdings LP, 7.50%, Due 12/1/2020C F	775	759
Canadian National Railway Co., 5.55%, Due 5/15/2018	250	300
Canadian Natural Resources Ltd., 6.25%, Due 3/15/2038	275	366
Caterpillar Financial Services Corp.,
1.90%, Due 12/17/2012	100	101
4.25%, Due 2/8/2013	250	260
2.75%, Due 6/24/2015	280	296
Coca-Cola Co., 1.80%, Due 9/1/2016	150	154
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	109	118
Comcast Corp., 6.55%, Due 7/1/2039	400	502
Comstock Resources, Inc., 8.375%, Due 10/15/2017	162	156
Concho Resources, Inc., 8.625%, Due 10/1/2017	275	304
ConocoPhillips, 5.20%, Due 5/15/2018	325	381
CSX Corp., 5.50%, Due 4/15/2041	250	286
CVS Caremark Corp., 3.25%, Due 5/18/2015	140	149
Daimler Finance North America LLC,
3.00%, Due 3/28/2016C D	150	153

	Par Amount	Fair Value

	(000’s)	(000’s)
2.95%, Due 1/11/2017C D	$300	$305
Darling International, Inc., 8.50%, Due 12/15/2018	202	226
Dean Foods Co., 9.75%, Due 12/15/2018	400	436
Dow Chemical Co., 4.125%, Due 11/15/2021	300	316
EOG Resources, Inc., 2.50%, Due 2/1/2016	250	260
Equinix, Inc., 7.00%, Due 7/15/2021	400	434
FMG Resources August 2006 Property Ltd., 8.25%, Due 11/1/2019C	694	744
France Telecom S.A., 2.125%, Due 9/16/2015	125	127
GlaxoSmithKline Capital, Inc., 5.65%, Due 5/15/2018	125	153
Grifols, Inc., 8.25%, Due 2/1/2018	150	165
Health Management Associates, Inc., 7.375%, Due 1/15/2020C	175	180
Hewlett-Packard Co., 2.20%, Due 12/1/2015	250	251
HollyFrontier Corp., 9.875%, Due 6/15/2017	140	156
Home Depot, Inc., 4.40%, Due 4/1/2021	300	344
iGate Corp., 9.00%, Due 5/1/2016	300	319
Jabil Circuit, Inc., 8.25%, Due 3/15/2018	325	379
Jaguar Land Rover plc, 7.75%, Due 5/15/2018C	400	397
Jarden Corp.,
7.50%, Due 5/1/2017	30	32
7.50%, Due 1/15/2020	120	128
Johnson Controls, Inc., 5.00%, Due 3/30/2020	300	340
Kellogg Co.,
4.25%, Due 3/6/2013	250	259
1.875%, Due 11/17/2016	150	152
Liberty Media LLC, 8.25%, Due 2/1/2030D	450	443
McKesson Corp., 3.25%, Due 3/1/2016	140	149
Norfolk Southern Corp., 5.75%, Due 4/1/2018	325	387
Northrop Grumman Corp., 5.05%, Due 8/1/2019	150	170
Petrobras International Finance Co., 3.875%, Due 1/27/2016	200	205
Petroleos Mexicanos, 6.00%, Due 3/5/2020	300	336
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	125	137
Qwest Capital Funding, Inc., 7.75%, Due 2/15/2031	250	253
Royal Caribbean Cruises Ltd., 7.50%, Due 10/15/2027	500	498
SABMiller Holdings, Inc., 4.95%, Due 1/15/2042C	300	319
Seagate HDD Cayman, 6.875%, Due 5/1/2020	350	375
SESI LLC, 6.875%, Due 6/1/2014D	435	437
Shell International Finance BV, 3.10%, Due 6/28/2015	280	302
Swift Energy Co., 7.125%, Due 6/1/2017	375	375
Telefonica Emisiones SAU, 6.421%, Due 6/20/2016	300	321
Thomson Reuters Corp., 4.70%, Due 10/15/2019	125	139
Time Warner Cable, Inc., 5.85%, Due 5/1/2017	650	756
Time Warner, Inc.,
4.875%, Due 3/15/2020	150	168
4.75%, Due 3/29/2021	325	360
Triumph Group, Inc., 8.00%, Due 11/15/2017	300	326
Tyco International Finance S.A., 3.75%, Due 1/15/2018	275	296
Union Pacific Corp., 4.163%, Due 7/15/2022	262	287
United Technologies Corp., 6.125%, Due 7/15/2038	450	582
Vale Overseas Ltd., 4.375%, Due 1/11/2022	150	150
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	250	294
4.60%, Due 4/1/2021	340	386
6.90%, Due 4/15/2038	325	433
Vodafone Group plc, 6.15%, Due 2/27/2037	275	353
W&T Offshore, Inc., 8.50%, Due 6/15/2019	425	452
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	350	514
Xerox Corp.,
5.65%, Due 5/15/2013	75	79
8.25%, Due 5/15/2014	150	169
		25,341

	Par Amount	Fair Value

	(000’s)	(000’s)

Utilities - 2.76%
Commonwealth Edison Co., 4.00%, Due 8/1/2020	$135	$148
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	300	372
Duke Energy Carolinas LLC, 5.10%, Due 4/15/2018D	250	295
EDF S.A., 4.60%, Due 1/27/2020C	300	312
FirstEnergy Solutions Corp., 4.80%, Due 2/15/2015	150	161
MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036	275	340
Pacific Gas & Electric Co.,
6.25%, Due 12/1/2013	175	192
3.50%, Due 10/1/2020	250	263
Progress Energy, Inc., 4.875%, Due 12/1/2019	350	395
Southern Co., 1.95%, Due 9/1/2016	310	316
Southwestern Electric Power Co., 3.55%, Due 2/15/2022	600	598
TransCanada PipeLines Ltd., 6.10%, Due 6/1/2040	140	181
Virginia Electric and Power Co., 5.40%, Due 4/30/2018	250	300
		3,873
Total Corporate Obligations (Cost $52,224)		55,590

OTHER GOVERNMENT OBLIGATIONS - 0.42%
Province of Ontario Canada,
4.10%, Due 6/16/2014	300	322
3.15%, Due 12/15/2017	250	269
Total Other Government Obligations (Cost $549)		591

ASSET-BACKED SECURITIES - 1.91%
Ally Master Owner Trust, 0.935%, Due 6/15/2015, 2011-5 AE	650	652
BMW Floorplan Master Owner Trust, 1.435%, Due 9/15/2014, 2009-1A AC E	250	251
Ford Credit Floorplan Master Owner Trust, 1.835%, Due 9/15/2014, 2009-2 AE	800	807
Harley-Davidson Motorcycle Trust, 1.87%, Due 2/15/2014, 2009-4 A3	98	98
Nissan Master Owner Trust Receivables, 1.435%, Due 1/15/2015, 2010-AA AC E	600	604
Volkswagen Auto Loan Enhanced Trust, 6.24%, Due 7/20/2015, 2008-2 A4A	263	269
Total Asset-Backed Securities (Cost $2,670)		2,681

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 3.81%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
5.317%, Due 9/10/2047, 2006-5 A2	230	233
5.634%, Due 4/10/2049, 2007-2 A2	252	260
GS Mortgage Securities Corp II,
4.607%, Due 7/10/2039, 2005-GG4 A3	270	271
3.849%, Due 12/10/2043, 2010-C2 A1C	633	670
3.645%, Due 3/10/2044, 2011-GC3 A2C	750	789
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	222	226
3.853%, Due 6/15/2043, 2010-C1 A1C	532	561
4.387%, Due 2/15/2046, 2011-C3 A3C	650	707
5.930%, Due 2/12/2049, 2007-CB19 A4	400	449
5.629%, Due 2/12/2051, 2007-CB20 A2	439	446
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	450	504
Wachovia Bank Commercial Mortgage Trust, 5.923%, Due 6/15/2049, 2007-C32 A2	226	234
Total Non-Agency Mortgage-Backed Obligations (Cost $5,103)		5,350

	Par Amount	Fair Value

	(000’s)	(000’s)
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 25.79%
Federal Home Loan Mortgage Corporation - 6.20%
5.00%, Due 2/1/2021	$357	$385
4.50%, Due 4/1/2021	360	385
5.00%, Due 9/1/2035	1,109	1,197
5.50%, Due 4/1/2037	332	361
5.00%, Due 3/1/2038	594	639
5.50%, Due 5/1/2038	398	432
0.689%, Due 12/15/2040 E	1,679	1,676
4.00%, Due 1/1/2041	1,660	1,754
4.50%, Due 2/1/2041	1,764	1,879
		8,708

Federal National Mortgage Association - 6.67%
3.50%, Due 1/1/2026	436	459
6.50%, Due 7/1/2032	188	215
5.50%, Due 6/1/2033	372	405
4.50%, Due 9/1/2034	216	231
5.50%, Due 12/1/2035	440	480
5.00%, Due 2/1/2036	352	380
5.50%, Due 4/1/2036	609	664
5.50%, Due 2/1/2037	436	474
6.00%, Due 9/1/2037	269	297
6.00%, Due 1/1/2038	404	444
4.50%, Due 1/1/2040	1,275	1,364
4.00%, Due 9/1/2040	962	1,018
4.00%, Due 1/1/2041	2,762	2,924
		9,355

Government National Mortgage Association - 9.38%
6.00%, Due 2/15/2033	463	526
5.50%, Due 4/15/2033	609	682
5.00%, Due 5/15/2033	428	475
1.692%, Due 11/16/2035 2009-148 A	304	307
2.989%, Due 3/16/2039 2010-71 AC	732	760
2.70%, Due 4/16/2043 2011-109 AB	2,978	3,107
2.542%, Due 9/16/2044 2011-96 AC	2,680	2,783
3.20%, Due 11/16/2044 2011-92 B	2,900	3,066
2.351%, Due 6/16/2050 2010-100 A	1,429	1,447
		13,153

National Credit Union Administration - 3.32%
0.695%, Due 3/11/2020 2011 R3 1AE	2,234	2,238
0.745%, Due 10/7/2020 2010 R1 1AE	2,406	2,409
		4,647

U.S. Agency Mortgage Backed Obligations - 0.22%
Private Export Funding Corp., 2.125%, Due 7/15/2016	300	314
Total U.S. Agency Mortgage-Backed Obligations (Cost $34,334)		36,177

U.S. TREASURY OBLIGATIONS - 6.97%
U.S. Treasury Bonds - 3.41%
6.25%, Due 8/15/2023	1,300	1,870
6.875%, Due 8/15/2025	250	386
5.25%, Due 11/15/2028	550	758
4.75%, Due 2/15/2037	420	568
4.50%, Due 8/15/2039	910	1,196
		4,778

	Par Amount	Fair Value

	(000’s)	(000’s)
U.S. Treasury Notes - 3.56%
2.625%, Due 7/31/2014	$2,000	$2,118
3.125%, Due 10/31/2016	1,200	1,338
3.625%, Due 2/15/2020	1,325	1,548
		5,004
Total U.S. Treasury Obligations (Cost $8,589)		9,782
	Shares
SHORT-TERM INVESTMENTS - 2.85% (Cost $4,005)
JPMorgan U.S. Government Money Market Fund	4,004,871	4,005

TOTAL INVESTMENTS - 99.99% (Cost 131,443)		140,307
LIABILITIES, NET OF OTHER ASSETS - 0.01%		(23)
TOTAL NET ASSETS - 100.00%		$140,284

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	ADR - American Depositary Receipt.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $13,837 or 9.87% of net assets. The Fund has no right to demand registration of these securities.

D	Limited Liability Company.
E	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
F	Limited Partnership.

American Beacon Intermediate Bond Fund

January 31, 2012 (Unaudited)

	Par Amount	Fair Value

	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 28.94%
Financials - 13.20%
AEGON Funding Co. LLC, 5.75%, Due 12/15/2020A	$400	$423
Aflac, Inc., 8.50%, Due 5/15/2019	240	302
American Express Co., 8.15%, Due 3/19/2038	325	485
American Express Credit Corp.,
5.125%, Due 8/25/2014	1,540	1,675
2.75%, Due 9/15/2015	225	232
American International Group, Inc.,
4.25%, Due 9/15/2014	600	603
6.40%, Due 12/15/2020	800	870
ANZ National International Ltd., 2.375%, Due 12/21/2012B	350	354
Bank of America Corp.,
4.50%, Due 4/1/2015	845	857
7.80%, Due 9/15/2016	700	749
7.625%, Due 6/1/2019	1,200	1,356
5.70%, Due 1/24/2022	2,000	2,072
Bank of New York Mellon Corp.,
1.50%, Due 1/31/2014	475	480
4.30%, Due 5/15/2014	815	877
Bank One Corp., 4.90%, Due 4/30/2015	500	528
Barclays Bank plc,
3.90%, Due 4/7/2015	380	389
6.75%, Due 5/22/2019	350	407
Bear Stearns Cos. LLC, 7.25%, Due 2/1/2018A	2,145	2,566
BNP Paribas S.A., 3.60%, Due 2/23/2016	400	397
Canadian Imperial Bank of Commerce, 1.45%, Due 9/13/2013	1,285	1,298
Capital One Financial Corp., 2.125%, Due 7/15/2014	845	846
Citigroup, Inc.,
1.511%, Due 4/1/2014C	400	383
0.715%, Due 11/5/2014C	380	353
6.01%, Due 1/15/2015	1,065	1,157
4.45%, Due 1/10/2017	1,000	1,043
6.125%, Due 11/21/2017	355	391
8.50%, Due 5/22/2019	1,650	2,016
5.875%, Due 1/30/2042	500	518
CNA Financial Corp., 7.35%, Due 11/15/2019	210	239
Credit Suisse, 5.30%, Due 8/13/2019	425	456
Credit Suisse USA, Inc., 7.125%, Due 7/15/2032	500	623
Danske Bank A/S, 1.617%, Due 4/14/2014B C	780	748
Deutsche Bank AG, 3.875%, Due 8/18/2014	400	416
Fifth Third Bancorp, 3.625%, Due 1/25/2016	400	417
General Electric Capital Corp.,
0.782%, Due 1/8/2016C	1,300	1,213
5.40%, Due 2/15/2017	405	459
5.625%, Due 5/1/2018	795	911
6.00%, Due 8/7/2019	350	405
5.50%, Due 1/8/2020	800	901
5.30%, Due 2/11/2021	240	261
4.65%, Due 10/17/2021	3,000	3,170
5.875%, Due 1/14/2038	745	815
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	800	848
6.25%, Due 9/1/2017	800	878
5.95%, Due 1/18/2018	660	710

	Par Amount	Fair Value

	(000’s)	(000’s)
6.00%, Due 6/15/2020	$490	$518
HCP, Inc., 5.375%, Due 2/1/2021	500	553
Health Care REIT, Inc.,
3.625%, Due 3/15/2016D	565	575
5.25%, Due 1/15/2022D	345	364
HSBC Finance Corp., 0.821%, Due 1/15/2014C	1,100	1,048
ING Bank N.V., 5.125%, Due 5/1/2015B	250	236
JPMorgan Chase & Co.,
3.70%, Due 1/20/2015	900	948
3.45%, Due 3/1/2016	1,320	1,359
3.15%, Due 7/5/2016	2,000	2,030
5.50%, Due 10/15/2040	425	450
JPMorgan Chase Bank NA, 0.871%, Due 6/13/2016C	480	436
KeyCorp, 5.10%, Due 3/24/2021	235	255
Liberty Mutual Group, Inc., 5.00%, Due 6/1/2021B	390	387
Lincoln National Corp., 4.75%, Due 2/15/2014	50	52
Lloyds TSB Bank plc,
4.375%, Due 1/12/2015B	375	378
6.375%, Due 1/21/2021	260	278
Merrill Lynch & Co. Inc,
6.40%, Due 8/28/2017	940	994
6.50%, Due 7/15/2018	520	553
6.11%, Due 1/29/2037	360	322
MetLife Institutional Funding II, 1.481%, Due 4/4/2014B C	600	600
MetLife, Inc.,
5.00%, Due 11/24/2013	620	662
6.375%, Due 6/15/2034	500	606
Monumental Global Funding III, 0.767%, Due 1/15/2014B C	375	365
Morgan Stanley,
1.047%, Due 10/15/2015C	1,180	1,049
7.30%, Due 5/13/2019	370	404
5.625%, Due 9/23/2019	600	597
National Australia Bank Ltd., 4.375%, Due 12/10/2020B	425	443
Nordea Bank AB,
2.50%, Due 11/13/2012B	400	404
4.875%, Due 1/27/2020B	450	470
PNC Funding Corp.,
4.25%, Due 9/21/2015	845	923
4.375%, Due 8/11/2020	410	451
Pricoa Global Funding I, 5.40%, Due 10/18/2012B	175	181
Prudential Financial, Inc., 7.375%, Due 6/15/2019	450	548
Rabobank Nederland,
4.20%, Due 5/13/2014B	600	627
2.125%, Due 10/13/2015	815	813
Simon Property Group LP,
5.75%, Due 12/1/2015E	180	203
2.80%, Due 1/30/2017E	530	550
10.35%, Due 4/1/2019E	375	529
Societe Generale S.A.,
2.20%, Due 9/14/2013B	450	438
1.631%, Due 4/11/2014B C	900	848
State Street Corp.,
4.30%, Due 5/30/2014	285	306
2.875%, Due 3/7/2016	1,225	1,282
SunTrust Banks, Inc.,
3.60%, Due 4/15/2016	470	486
3.50%, Due 1/20/2017	455	466
The Goldman Sachs Group, Inc., 5.75%, Due 1/24/2022	500	518

	Par Amount	Fair Value

	(000’s)	(000’s)
Travelers Cos., Inc., 3.90%, Due 11/1/2020	$210	$230
Travelers Property Casualty Corp., 5.00%, Due 3/15/2013	805	839
UBS AG, 5.875%, Due 12/20/2017	400	448
UnitedHealth Group, Inc.,
4.875%, Due 2/15/2013	650	676
3.875%, Due 10/15/2020	425	460
US Bancorp, 2.20%, Due 11/15/2016	2,040	2,080
Wachovia Corp.,
0.937%, Due 10/15/2016C	750	669
5.75%, Due 2/1/2018	2,325	2,678
Westpac Banking Corp., 2.25%, Due 11/19/2012	845	856
Willis North America, Inc., 6.20%, Due 3/28/2017	280	312
		72,850
Industrials - 12.65%
Altria Group, Inc.,
9.70%, Due 11/10/2018	375	516
4.75%, Due 5/5/2021	390	431
America Movil SAB de CV, 6.375%, Due 3/1/2035	375	462
American Honda Finance Corp.,
4.625%, Due 4/2/2013B	250	260
3.875%, Due 9/21/2020B	225	234
Analog Devices, Inc., 3.00%, Due 4/15/2016	635	672
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, Due 4/15/2020	380	442
8.00%, Due 11/15/2039	175	271
Apache Corp., 5.10%, Due 9/1/2040	200	233
Applied Materials, Inc., 2.65%, Due 6/15/2016	720	751
AT&T, Inc.,
5.10%, Due 9/15/2014	1,665	1,842
5.50%, Due 2/1/2018	975	1,156
6.80%, Due 5/15/2036	225	286
6.40%, Due 5/15/2038	200	247
5.35%, Due 9/1/2040	283	316
5.55%, Due 8/15/2041	1,000	1,158
Baxter International, Inc.,
1.80%, Due 3/15/2013	270	274
1.85%, Due 1/15/2017	590	603
Becton Dickinson and Co., 3.25%, Due 11/12/2020	475	501
BHP Billiton Finance USA Ltd., 1.125%, Due 11/21/2014	415	419
Boeing Co., 1.875%, Due 11/20/2012	400	404
BP Capital Markets plc,
3.20%, Due 3/11/2016	1,530	1,627
3.561%, Due 11/1/2021	325	344
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018A	600	711
7.95%, Due 8/15/2030A	195	278
5.75%, Due 5/1/2040A	190	233
Cameron International Corp., 6.375%, Due 7/15/2018	225	266
Canadian National Railway Co., 5.55%, Due 5/15/2018	400	480
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	555	586
6.25%, Due 3/15/2038	360	479
Caterpillar Financial Services Corp.,
1.90%, Due 12/17/2012	100	101
4.25%, Due 2/8/2013	250	260
6.125%, Due 2/17/2014	1,160	1,283
2.75%, Due 6/24/2015	380	402
Cellco Partnership, 8.50%, Due 11/15/2018	460	641

	Par Amount	Fair Value

	(000’s)	(000’s)
Cliffs Natural Resources, Inc., 4.875%, Due 4/1/2021	$280	$289
Coca-Cola Co.,
0.75%, Due 11/15/2013	1,115	1,123
1.80%, Due 9/1/2016	175	180
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	128	139
Comcast Corp.,
6.30%, Due 11/15/2017	465	560
5.875%, Due 2/15/2018	235	276
6.55%, Due 7/1/2039	500	627
ConocoPhillips, 5.20%, Due 5/15/2018	600	703
Cooper US, Inc.,
2.375%, Due 1/15/2016	480	493
3.875%, Due 12/15/2020	315	335
Covidien International Finance S.A., 2.80%, Due 6/15/2015	845	884
CSX Corp., 5.50%, Due 4/15/2041	425	487
CVS Caremark Corp., 3.25%, Due 5/18/2015	190	202
Daimler Finance North America LLC,
3.00%, Due 3/28/2016A B	190	194
2.95%, Due 1/11/2017A B	2,400	2,442
DIRECTV Holdings LLC,
3.50%, Due 3/1/2016A	1,025	1,070
6.35%, Due 3/15/2040A	145	168
Dow Chemical Co.,
7.60%, Due 5/15/2014	440	500
4.25%, Due 11/15/2020	430	459
4.125%, Due 11/15/2021	400	421
Eaton Corp., 5.60%, Due 5/15/2018	380	451
Ecolab, Inc., 2.375%, Due 12/8/2014	310	321
EOG Resources, Inc., 2.50%, Due 2/1/2016	425	442
Express Scripts, Inc., 6.25%, Due 6/15/2014	610	669
France Telecom S.A.,
4.375%, Due 7/8/2014	385	410
2.125%, Due 9/16/2015	225	228
Genzyme Corp., 5.00%, Due 6/15/2020	235	276
Gilead Sciences, Inc., 2.40%, Due 12/1/2014	875	905
GlaxoSmithKline Capital, Inc., 5.65%, Due 5/15/2018	125	153
Halliburton Co., 3.25%, Due 11/15/2021	355	369
Hewlett-Packard Co., 2.20%, Due 12/1/2015	425	427
Home Depot, Inc., 4.40%, Due 4/1/2021	400	459
Husky Energy, Inc., 5.90%, Due 6/15/2014	500	548
Intel Corp., 3.30%, Due 10/1/2021	315	334
International Business Machines Corp., 7.625%, Due 10/15/2018	570	778
John Deere Capital Corp., 4.90%, Due 9/9/2013	700	746
Johnson Controls, Inc.,
1.75%, Due 3/1/2014	1,475	1,493
5.00%, Due 3/30/2020	480	543
Kellogg Co.,
4.25%, Due 3/6/2013	250	259
1.875%, Due 11/17/2016	200	203
Koninklijke Philips Electronics N.V., 5.75%, Due 3/11/2018	470	548
Lorillard Tobacco Co., 8.125%, Due 6/23/2019	255	311
Marathon Oil Corp., 6.00%, Due 10/1/2017	475	558
McKesson Corp., 3.25%, Due 3/1/2016	200	213
Medtronic, Inc., 3.00%, Due 3/15/2015	1,855	1,978
Norfolk Southern Corp., 5.75%, Due 4/1/2018	300	357
Northrop Grumman Corp., 5.05%, Due 8/1/2019	200	227
Novartis Capital Corp., 2.90%, Due 4/24/2015	1,255	1,346
PepsiCo, Inc., 2.50%, Due 5/10/2016	1,005	1,061

	Par Amount	Fair Value

	(000’s)	(000’s)
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	$645	$660
6.875%, Due 1/20/2040	110	126
Petroleos Mexicanos, 6.00%, Due 3/5/2020	375	420
Pride International, Inc., 6.875%, Due 8/15/2020	305	368
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	225	246
Rio Tinto Finance USA Ltd., 2.50%, Due 5/20/2016	815	848
Rogers Communications, Inc., 5.50%, Due 3/15/2014	430	469
SABMiller Holdings, Inc.,
3.75%, Due 1/15/2022B	2,000	2,082
4.95%, Due 1/15/2042B	400	425
Sanofi,
1.625%, Due 3/28/2014	1,285	1,313
4.00%, Due 3/29/2021	495	554
Shell International Finance BV, 3.10%, Due 6/28/2015	380	410
Target Corp., 2.90%, Due 1/15/2022	1,000	1,011
Teck Resources Ltd., 6.00%, Due 8/15/2040	205	231
Telecom Italia Capital S.A., 4.95%, Due 9/30/2014	245	240
Telefonica Emisiones SAU,
3.992%, Due 2/16/2016	255	255
6.421%, Due 6/20/2016	450	482
Teva Pharmaceutical Finance II, 3.00%, Due 6/15/2015	910	963
Thomson Reuters Corp., 4.70%, Due 10/15/2019	225	250
Time Warner Cable, Inc.,
5.85%, Due 5/1/2017	800	931
6.75%, Due 7/1/2018	615	745
Time Warner, Inc.,
4.875%, Due 3/15/2020	290	324
4.75%, Due 3/29/2021	350	387
Toyota Motor Credit Corp., 2.05%, Due 1/12/2017	1,365	1,387
Tyco Electronics Group S.A.,
1.60%, Due 2/3/2015	575	574
6.55%, Due 10/1/2017	225	266
Tyco International Finance S.A., 3.75%, Due 1/15/2018	400	431
Union Pacific Corp., 4.163%, Due 7/15/2022	481	527
United Parcel Service, Inc., 3.125%, Due 1/15/2021	475	512
United Technologies Corp., 6.125%, Due 7/15/2038	600	777
Vale Overseas Ltd., 4.375%, Due 1/11/2022	200	200
Valero Energy Corp.,
9.375%, Due 3/15/2019	170	217
6.625%, Due 6/15/2037	205	224
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	500	588
4.60%, Due 4/1/2021	280	318
3.50%, Due 11/1/2021	200	209
6.90%, Due 4/15/2038	500	667
Vodafone Group plc, 6.15%, Due 2/27/2037	360	462
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	400	587
Xerox Corp.,
5.65%, Due 5/15/2013	50	53
8.25%, Due 5/15/2014	190	214
4.25%, Due 2/15/2015	500	528
		69,815
Utilities - 3.09%
Columbus Southern Power Co., 5.50%, Due 3/1/2013	595	621
Commonwealth Edison Co., 4.00%, Due 8/1/2020	190	209
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	350	434
Duke Energy Carolinas LLC, 5.10%, Due 4/15/2018A	400	472

	Par Amount	Fair Value

	(000’s)	(000’s)
Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016	$450	$519
EDF S.A., 4.60%, Due 1/27/2020B	580	603
Energy Transfer Partners LP,
8.50%, Due 4/15/2014E	605	690
9.00%, Due 4/15/2019E	300	368
Enterprise Products Operating LLC,
5.65%, Due 4/1/2013A	555	585
6.125%, Due 10/15/2039A	350	406
Exelon Generation Co. LLC,
5.20%, Due 10/1/2019A	350	392
6.25%, Due 10/1/2039A	365	451
FirstEnergy Solutions Corp., 4.80%, Due 2/15/2015	175	187
MidAmerican Energy Holdings Co.,
5.875%, Due 10/1/2012	1,250	1,292
6.125%, Due 4/1/2036	375	464
National Rural Utilities Cooperative Finance Corp., 1.125%, Due 11/1/2013	485	489
ONEOK Partners LP, 6.125%, Due 2/1/2041E	500	589
Pacific Gas & Electric Co.,
6.25%, Due 12/1/2013	150	165
3.50%, Due 10/1/2020	450	474
Progress Energy, Inc.,
4.875%, Due 12/1/2019	450	508
4.40%, Due 1/15/2021	1,000	1,109
Sempra Energy, 6.50%, Due 6/1/2016	565	668
Southern Co., 1.95%, Due 9/1/2016	380	387
Southwestern Electric Power Co., 3.55%, Due 2/15/2022	800	797
Spectra Energy Capital LLC,
5.668%, Due 8/15/2014A	320	348
5.65%, Due 3/1/2020A	265	303
Spectra Energy Partners LP, 4.60%, Due 6/15/2021E	235	249
TransCanada PipeLines Ltd.,
7.625%, Due 1/15/2039	470	686
6.10%, Due 6/1/2040	290	376
Union Electric Co., 6.70%, Due 2/1/2019	510	626
Virginia Electric and Power Co., 5.40%, Due 4/30/2018	400	480
Westar Energy, Inc., 6.00%, Due 7/1/2014	200	219
Xcel Energy, Inc., 5.613%, Due 4/1/2017	781	889
		17,055
Total Corporate Obligations (Cost $150,951)		159,720

OTHER GOVERNMENT OBLIGATIONS - 0.15%
Province of Ontario Canada,
4.10%, Due 6/16/2014	350	376
3.15%, Due 12/15/2017	425	456
Total Other Government Obligations (Cost $774)		832

ASSET-BACKED SECURITIES - 1.25%
Ally Master Owner Trust, 0.935%, Due 6/15/2015, 2011-5 AC	750	752
BMW Floorplan Master Owner Trust, 1.435%, Due 9/15/2014, 2009-1A AB C	400	402
CNH Equipment Trust,
1.17%, Due 5/15/2015, 2010-C A3	573	575
2.04%, Due 10/17/2016, 2011-A A4	470	483
Ford Credit Floorplan Master Owner Trust, 1.835%, Due 9/15/2014, 2009-2 AC	2,400	2,418
Harley-Davidson Motorcycle Trust, 1.87%, Due 2/15/2014, 2009-4 A3	114	114

	Par Amount	Fair Value

	(000’s)	(000’s)
Honda Auto Receivables Owner Trust, 3.30%, Due 9/15/2015, 2009-3 A4	$385	$392
Hyundai Auto Receivables Trust, 3.15%, Due 3/15/2016, 2009-A A4	220	227
John Deere Owner Trust,
2.59%, Due 10/15/2013, 2009-A A3	2	2
3.96%, Due 5/16/2016, 2009-A A4	510	515
Nissan Master Owner Trust Receivables, 1.435%, Due 1/15/2015, 2010-AA AB C	750	755
Volkswagen Auto Loan Enhanced Trust, 6.24%, Due 7/20/2015, 2008-2 A4A	263	269
Total Asset-Backed Securities (Cost $6,884)		6,904

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.93%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
5.317%, Due 9/10/2047, 2006-5 A2	323	328
5.634%, Due 4/10/2049, 2007-2 A2	329	340
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PW14 A4	790	882
5.54%, Due 9/11/2041, 2006-PW13 A4	1,285	1,457
4.831%, Due 7/11/2042, 2004-PWR5 A4	654	676
GS Mortgage Securities Corp II,
4.607%, Due 7/10/2039, 2005-GG4 A3	380	381
3.679%, Due 8/10/2043, 2010-C1 A1B	554	585
3.849%, Due 12/10/2043, 2010-C2 A1B	779	825
3.645%, Due 3/10/2044, 2011-GC3 A2B	750	790
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	313	318
3.853%, Due 6/15/2043, 2010-C1 A1B	725	765
4.387%, Due 2/15/2046, 2011-C3 A3B	800	871
4.625%, Due 3/15/2046, 2005-LDP1 A2	198	200
5.930%, Due 2/12/2049, 2007-CB19 A4	550	617
5.629%, Due 2/12/2051, 2007-CB20 A2	598	608
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	550	616
Wachovia Bank Commercial Mortgage Trust, 5.923%, Due 6/15/2049, 2007-C32 A2	357	368
Total Non-Agency Mortgage-Backed Obligations (Cost $9,816)		10,627

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 35.41%
Federal Home Loan Mortgage Corporation - 8.03%
0.625%, Due 12/29/2014	5,000	5,025
4.50%, Due 3/1/2019	205	217
5.00%, Due 10/1/2020	490	528
5.00%, Due 8/1/2033	314	339
5.50%, Due 2/1/2034	395	430
6.00%, Due 8/1/2034	196	217
5.00%, Due 8/1/2035	220	238
5.00%, Due 9/1/2035	555	599
6.00%, Due 8/1/2036	149	165
5.50%, Due 4/1/2037	332	361
5.00%, Due 3/1/2038	437	470
6.00%, Due 3/1/2038	816	898
5.50%, Due 5/1/2038	498	540
5.50%, Due 6/1/2038	351	381
5.00%, Due 1/1/2039	13,964	15,041
4.00%, Due 10/1/2039	5,347	5,645
5.50%, Due 10/1/2039	562	611
5.00%, Due 4/1/2040	3,774	4,076
4.50%, Due 8/1/2040	3,046	3,243
0.689%, Due 12/15/2040 C	2,239	2,235

	Par Amount	Fair Value

	(000’s)	(000’s)
4.00%, Due 1/1/2041	$1,568	$1,656
4.50%, Due 2/1/2041	1,323	1,409
		44,324

Federal National Mortgage Association - 22.47%
6.50%, Due 2/1/2017	82	90
5.00%, Due 12/1/2017	276	298
4.50%, Due 9/1/2018	566	608
4.00%, Due 8/1/2020	135	144
4.50%, Due 3/1/2025	2,659	2,875
4.50%, Due 5/1/2025	133	142
4.50%, Due 6/1/2025	1,954	2,090
3.50%, Due 1/1/2026	523	551
4.00%, Due 5/1/2026	360	383
5.00%, Due 3/1/2034	420	454
5.50%, Due 6/1/2034	235	256
4.50%, Due 9/1/2034	144	154
5.50%, Due 2/1/2035	465	508
5.00%, Due 5/1/2035	6,601	7,135
5.00%, Due 11/1/2035	560	606
5.50%, Due 12/1/2035	339	370
5.50%, Due 1/1/2036	398	434
5.00%, Due 2/1/2036	352	380
5.50%, Due 4/1/2036	761	830
6.00%, Due 9/1/2036	151	166
6.50%, Due 9/1/2036	562	638
6.50%, Due 12/1/2036	285	322
5.50%, Due 2/1/2037	436	474
5.50%, Due 8/1/2037	1,178	1,285
6.00%, Due 9/1/2037	404	445
6.00%, Due 1/1/2038	646	711
5.50%, Due 3/1/2038	1,163	1,278
5.00%, Due 4/1/2038	405	438
5.00%, Due 6/1/2038	479	518
5.50%, Due 6/1/2038	902	983
4.50%, Due 6/1/2039	5,580	5,970
4.50%, Due 1/1/2040	2,834	3,032
5.00%, Due 5/1/2040	3,343	3,633
5.50%, Due 6/1/2040	2,273	2,491
4.50%, Due 8/1/2040	1,890	2,022
4.00%, Due 9/1/2040	1,843	1,950
4.00%, Due 12/1/2040	5,460	5,794
4.00%, Due 1/1/2041	1,841	1,949
5.00%, Due 1/1/2041	1,936	2,104
4.00%, Due 2/1/2041	1,217	1,300
4.50%, Due 4/1/2041	7,204	7,741
4.50%, Due 5/1/2041	1,910	2,058
4.50%, Due 8/1/2041	2,112	2,270
4.00%, Due 9/1/2041	19,814	20,974
4.50%, Due 10/1/2041	1,436	1,545
4.00%, Due 11/1/2041	1,211	1,285
4.50%, Due 12/1/2099 F	10,000	10,686
5.00%, Due 12/1/2099 F	5,000	5,399
5.50%, Due 12/1/2099 F	5,000	5,439
6.00%, Due 12/1/2099 F	5,000	5,496
4.00%, Due 12/1/2099 F	5,000	5,299
		124,003

	Par Amount	Fair Value

	(000’s)	(000’s)

Government National Mortgage Association - 3.73%
6.50%, Due 3/15/2028	$205	$238
6.00%, Due 4/15/2031	242	274
5.50%, Due 2/20/2034	285	320
2.012%, Due 7/16/2035 2011-144 AB	1,992	2,028
1.692%, Due 11/16/2035 2009-148 A	437	441
2.174%, Due 7/16/2038 2011-147 A	2,989	3,059
6.00%, Due 10/15/2038	1,129	1,275
2.989%, Due 3/16/2039 2010-71 AC	1,052	1,092
6.00%, Due 11/15/2039	1,088	1,229
5.50%, Due 2/15/2040	847	947
4.50%, Due 10/20/2040	1,313	1,442
2.70%, Due 4/16/2043 2011-109 AB	2,978	3,106
2.542%, Due 9/16/2044 2011-96 AC	2,184	2,268
3.20%, Due 11/16/2044 2011-92 B	2,700	2,855
		20,574

National Credit Union Administration - 1.10%
0.695%, Due 3/11/2020 2011 R3 1AC	3,493	3,499
0.745%, Due 10/7/2020 2010 R1 1AC	2,567	2,570
		6,069

U.S. Agency Mortgage Backed Obligations - 0.08%
Private Export Funding Corp., 2.125%, Due 7/15/2016	400	419
Total U.S. Agency Mortgage-Backed Obligations (Cost $191,293)		195,390

U.S. TREASURY OBLIGATIONS - 29.16%
U.S. Treasury Bonds - 4.61%
6.25%, Due 8/15/2023	1,400	2,014
6.875%, Due 8/15/2025	770	1,189
5.25%, Due 11/15/2028	750	1,034
4.75%, Due 2/15/2037	800	1,082
4.50%, Due 8/15/2039	1,010	1,327
3.75%, Due 8/15/2041	11,660	13,593
3.125%, Due 11/15/2041	5,000	5,183
		25,422

U.S. Treasury Notes - 24.55%
0.75%, Due 12/15/2013	20,000	20,197
2.625%, Due 7/31/2014	2,000	2,118
0.25%, Due 12/15/2014	12,000	11,986
2.00%, Due 1/31/2016	7,725	8,187
2.00%, Due 4/30/2016	22,865	24,268
3.125%, Due 10/31/2016	1,400	1,561
0.875%, Due 11/30/2016	20,000	20,195
0.875%, Due 1/31/2017	940	948
1.375%, Due 11/30/2018	7,000	7,080
3.625%, Due 2/15/2020	700	818
3.625%, Due 2/15/2021	13,035	15,228
2.125%, Due 8/15/2021	2,200	2,271
2.00%, Due 11/15/2021	20,285	20,640
		135,497
Total U.S. Treasury Obligations (Cost $157,419)		160,919

	Shares
SHORT-TERM INVESTMENTS - 10.79%
JPMorgan U.S. Government Money Market Fund	25,568,924	25,569
United States Treasury Bill , 0.03%, Due 3/22/2012	34,000	34,000
Total Short-Term Investments (Cost 59,569)		59,569

	Par Amount	Fair Value
	(000’s)	(000’s)
TOTAL INVESTMENTS - 107.63% (Cost 577,106)		593,960
LIABILITIES, NET OF OTHER ASSETS - (7.63%)		(42,131)
TOTAL NET ASSETS - 100.00%		$551,829

Percentages are stated as a percent of net assets.

A	Limited Liability Company.
B

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $17,712 or 3.21% of net assets. The Fund has no right to demand registration of these securities.

C	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
D	REIT - Real Estate Investment Trust.
E	Limited Partnership.
F	TBA.

American Beacon Short-Term Bond Fund

January 31, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 49.34%
Financials - 27.08%
ABN Amro Bank N.V., 2.323%, Due 1/30/2014A B	$2,000	$1,953
American Express Co., 7.25%, Due 5/20/2014	1,000	1,125
American International Group, Inc.,
3.65%, Due 1/15/2014	2,000	1,994
4.25%, Due 9/15/2014	600	603
ANZ National International Ltd., 1.563%, Due 12/20/2013A B	2,000	1,990
Bank of America Corp.,
1.973%, Due 1/30/2014A	2,000	1,936
0.876%, Due 9/15/2014A	1,290	1,189
Barclays Bank plc, 5.45%, Due 9/12/2012	1,000	1,024
Citigroup, Inc.,
1.511%, Due 4/1/2014A	1,000	958
0.715%, Due 11/5/2014A	2,573	2,391
Credit Suisse, 5.00%, Due 5/15/2013	2,000	2,076
Danske Bank A/S, 1.617%, Due 4/14/2014A B	3,000	2,875
Dexia Credit Local, 0.927%, Due 3/5/2013A B	3,000	2,851
HSBC Finance Corp., 0.821%, Due 1/15/2014A	1,000	953
ING Bank N.V., 1.94%, Due 6/9/2014A B	3,000	2,890
Lloyds TSB Bank plc, 2.911%, Due 1/24/2014A	2,000	1,978
MetLife Institutional Funding II, 1.481%, Due 4/4/2014A B	3,000	2,999
Monumental Global Funding III, 0.767%, Due 1/15/2014A B	1,000	974
Morgan Stanley, 1.047%, Due 10/15/2015A	3,000	2,668
National Australia Bank Ltd., 1.507%, Due 7/25/2014A B	3,000	2,980
Pricoa Global Funding I, 5.40%, Due 10/18/2012B	500	517
Prudential Financial, Inc., 4.50%, Due 7/15/2013	1,000	1,042
Societe Generale S.A., 1.631%, Due 4/11/2014A B	2,000	1,885
Svenska Handelsbanken AB, 4.875%, Due 6/10/2014B	1,500	1,578
The Goldman Sachs Group, Inc.,
4.75%, Due 7/15/2013	2,000	2,075
5.125%, Due 1/15/2015	1,000	1,061
0.961%, Due 7/22/2015A	1,000	908
Wachovia Bank NA, 0.811%, Due 11/3/2014A	1,000	952
		48,425
Industrials - 18.95%
American Honda Finance Corp., 4.625%, Due 4/2/2013B	1,000	1,042
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, Due 10/15/2012	1,000	1,017
2.50%, Due 3/26/2013	1,000	1,018
BP Capital Markets plc, 1.14%, Due 3/11/2014A	3,000	3,010
Burlington Northern Santa Fe Corp., 4.875%, Due 1/15/2015	1,000	1,103
Caterpillar Financial Services Corp., 4.25%, Due 2/8/2013	500	519
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	1,365	1,480
Daimler Finance North America LLC,
1.184%, Due 3/28/2014A B C	2,000	1,964
2.30%, Due 1/9/2015B	1,000	1,007
EOG Resources Canada, Inc., 4.75%, Due 3/15/2014B	1,000	1,076
France Telecom S.A., 4.375%, Due 7/8/2014	1,000	1,065
General Mills, Inc., 5.25%, Due 8/15/2013	1,000	1,067
Hewlett-Packard Co.,
4.50%, Due 3/1/2013A	1,000	1,033
0.923%, Due 5/30/2014A	1,000	974
John Deere Capital Corp., 5.25%, Due 10/1/2012	1,000	1,032
Johnson Controls, Inc., 1.75%, Due 3/1/2014	500	506

	Par Amount	Fair Value

	(000’s)	(000’s)
Nissan Motor Acceptance Corp., 4.50%, Due 1/30/2015B	$1,000	$1,053
Quest Diagnostics, Inc., 1.423%, Due 3/24/2014A	1,000	1,005
SABMiller Holdings, Inc., 1.85%, Due 1/15/2015B	1,000	1,003
SABMiller plc, 6.50%, Due 7/1/2016B	1,725	2,018
Telefonica Emisiones SAU, 0.594%, Due 2/4/2013A	1,000	976
Time Warner Cable, Inc., 5.40%, Due 7/2/2012	1,000	1,020
Tyco International Finance S.A., 4.125%, Due 10/15/2014	500	535
Union Pacific Corp., 5.45%, Due 1/31/2013	1,000	1,048
Verizon Communications, Inc., 1.184%, Due 3/28/2014A	3,000	3,014
Volkswagen International Finance N.V.,
1.625%, Due 8/12/2013B	1,000	1,006
1.191%, Due 4/1/2014A B	2,000	1,962
Xerox Corp., 5.65%, Due 5/15/2013	300	316
		33,869
Utilities - 3.31%
Dominion Resources, Inc., 5.70%, Due 9/17/2012	1,000	1,030
DTE Energy Co., 1.227%, Due 6/3/2013A	1,000	999
EDF S.A., 5.50%, Due 1/26/2014B	1,000	1,071
MidAmerican Energy Holdings Co., 3.15%, Due 7/15/2012	1,000	1,010
NextEra Energy Capital Holdings, Inc., 0.841%, Due 11/9/2012A	1,000	998
Pacific Gas & Electric Co., 6.25%, Due 12/1/2013	730	801
		5,909
Total Corporate Obligations (Cost $89,725)		88,203

ASSET-BACKED SECURITIES - 13.74%
Ally Master Owner Trust,
0.915%, Due 5/15/2016, 2011-3 A1A	2,000	1,995
1.085%, Due 9/15/2016, 2011-4 A1A	4,000	3,957
Bank of America Auto Trust,
2.67%, Due 7/15/2013, 2009-1A A3B	70	70
2.13%, Due 9/15/2013, 2009-2A A3B	160	161
BMW Floorplan Master Owner Trust, 1.435%, Due 9/15/2014, 2009-1A AA B	1,000	1,005
Ford Credit Auto Owner Trust,
2.17%, Due 10/15/2013, 2009-D A3	323	324
0.84%, Due 8/15/2016, 2012-1A A3	2,000	2,003
Ford Credit Floorplan Master Owner Trust, 0.885%, Due 2/15/2016, 2011-1 A2A	2,000	2,003
GE Dealer Floorplan Master Note Trust, 0.881%, Due 7/20/2016, 2011-1 AA	2,500	2,500
GE Equipment Midticket LLC, 2.34%, Due 6/17/2013, 2009-1 A3A C	32	32
GE Equipment Small Ticket LLC, 1.45%, Due 1/21/2018, 2011-1A A3B C	1,000	1,006
GE Equipment Transportation LLC, 1.00%, Due 11/20/2013, 2011-1 A3C	2,000	2,005
Harley-Davidson Motorcycle Trust, 5.52%, Due 11/15/2013, 2007-3 A4	292	294
Honda Auto Receivables Owner Trust, 2.31%, Due 5/15/2013, 2009-3 A3	293	294
Nissan Auto Lease Trust, 1.12%, Due 12/15/2013, 2010-B A3	1,000	1,004
Nissan Master Owner Trust Receivables, 1.435%, Due 1/15/2015, 2010-AA AA B	3,000	3,020
Volkswagen Auto Loan Enhanced Trust,
0.85%, Due 6/22/2015, 2012-1 A3	2,000	2,000
6.24%, Due 7/20/2015, 2008-2 A4A	876	898
Total Asset-Backed Securities (Cost $24,570)		24,571

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.61%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
4.561%, Due 11/10/2041, 2004-5 A3	22	22
5.634%, Due 4/10/2049, 2007-2 A2	310	320
GS Mortgage Securities Corp II, 2.716%, Due 2/10/2021, 2011-ALF AB	1,500	1,514

	Par Amount	Fair Value

	(000’s)	(000’s)
JP Morgan Chase Commercial Mortgage Securities Corp., 3.853%, Due 6/15/2043, 2010-C1 A1B	$967	$1,020
Total Non-Agency Mortgage-Backed Obligations (Cost $2,810)		2,876

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 31.55%
Government National Mortgage Association - 22.81%
1.864%, Due 8/16/2031 2010-141 A	3,459	3,492
2.239%, Due 12/16/2031 2009-115 IO	2,858	2,918
2.45%, Due 7/16/2032 2011-109 A	3,946	4,045
2.25%, Due 5/16/2033 2011-92 A	3,943	4,028
2.25%, Due 8/16/2034 2011-78 A	2,462	2,511
2.21%, Due 11/16/2034 2011-16 A	2,930	2,990
1.692%, Due 11/16/2035 2009-148 A	2,916	2,939
2.21%, Due 12/16/2035 2011-31 A	2,939	2,999
2.782%, Due 6/16/2036 2010-13 AD	1,895	1,959
3.069%, Due 6/16/2036 2010-52 A	2,824	2,960
2.160%, Due 11/16/2036 2011-96 AB	2,966	3,031
2.45%, Due 7/16/2038 2011-49 A	2,954	3,035
2.989%, Due 3/16/2039 2010-71 AC	1,830	1,899
3.210%, Due 10/16/2039 2010-22 AB	1,882	1,969
		40,775
National Credit Union Administration - 8.74%
0.745%, Due 1/8/2020 2011 R1 1AA	6,398	6,408
0.695%, Due 2/6/2020 2011 R2 1AA	1,691	1,690
0.695%, Due 3/11/2020 2011 R3 1AA	6,925	6,938
1.84%, Due 10/7/2020 2010-R1 2A	584	590
		15,626
Total U.S. Agency Mortgage-Backed Obligations (Cost $55,902)		56,401

U.S. TREASURY OBLIGATIONS - 3.26%
U.S. Treasury Notes,
2.50%, Due 3/31/2015,	3,500	3,739
1.75%, Due 7/31/2015,	2,000	2,095
Total U.S. Treasury Obligations (Cost $5,526)		5,834

	Shares
SHORT-TERM INVESTMENTS - 0.38% (Cost $683)
JPMorgan U.S. Government Money Market Fund	683,137	683

TOTAL INVESTMENTS - 99.88% (Cost $179,216)		178,569
OTHER ASSETS, NET OF LIABILITIES - 0.12%		207
TOTAL NET ASSETS - 100.00%		$178,776

Percentages are stated as a percent of net assets.

A	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
B

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $44,490 or 24.89% of net assets. The Fund has no right to demand registration of these securities.

C	Limited Liability Company.

AMERICAN BEACON FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgment of the pricing committee of the Funds, clearly and materially affect the value of securities, the foreign market closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

For the Emerging Markets and International Equity Funds for the period October 31, 2011 through January 31, 2012, common stock with a value of $82,321 and $1,064,032, respectively was transferred between Level 1 and Level 2 as the end of the period in accordance with fair value procedures established by the Board at January, 31, 2012.

Of the total investments at January 31, 2012, for the Emerging Markets and International Equity Funds $82,321 or 63.9% and $1,064,032 or 83.4%, respectively, were valued at fair value based on procedures established by the Board.

The Funds’ investments are summarized by level based on the inputs used to determine their values. As of January 31, 2012 the Funds’ investments were classified as follows (in thousands):

Balanced Fund	Level 1	Level 2	Level 3	Total
Common Stock	$513,233	$-	$-	$513,233
Preferred Stock	1,658	-	-	1,658
Corporate Obligations	-	138,588	-	138,588
Other Government Obligations	-	725	-	725
Non-Agency Mortgage Backed Obligations	-	8,435	-	8,435
Asset Backed Securities	-	4,229	-	4,229
U.S. Agency Mortgage Backed Obligations	-	105,412	-	105,412
U.S. Treasury Obligations	-	38,021	-	38,021
Municipal Obligations	-	3,062	-	3,062
Short-Term Investments	23,823	-	-	23,823

Total Investments in Securities	$538,714	$298,472	$-	$837,186

Futures Contracts	$583	-	-	$583

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stock	$7,833,697	$-	$-	$7,833,697
Preferred Stock	23,079	-	-	23,079
Short-Term Investments	158,354	-	-	158,354

Total Investments in Securities	$8,015,130	$-	$-	$8,015,130

Futures Contracts	$2,376	-	-	$2,376

Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stock	$77,603	$-	$-	$77,603
Short-Term Investments	7,029	-	-	7,029

Total Investments in Securities	$84,632	$-	$-	$84,632

Futures Contracts	$90	-	-	$90

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stock	$89,610	$-	$-	$89,610
Short-Term Investments	36,882	-	-	36,882

Total Investments in Securities	$126,492	$-	$-	$126,492

Futures Contracts	$265	-	-	$265

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stock	$3,156,771	$-	$-	$3,156,771
Security Lending Collateral	196,786	-	-	196,786
Short-Term Investments	202,538	-	-	202,538

Total Investments in Securities	$3,556,095	$-	$-	$3,556,095

Futures Contracts	$12,825	-	-	$12,825

Small Cap Value II	Level 1	Level 2	Level 3	Total
Common Stocks	$3,078	$-	$-	$3,078
Short-Term Investments	152	-	-	152

Total Investments in Securities	$3,230	$-	$-	$3,230

International Equity	Level 1	Level 2	Level 3	Total
Common Stocks	$1,208,174	$-	$-	$1,208,174
Short-Term Investments	68,060	-	-	68,060

Total Investments in Securities	$1,276,234	$-	$-	$1,276,234

Futures Contracts	1,907	-	-	1,907
Forward Exchange Contracts – Assets	661	-	-	661
Forward Exchange Contracts – Liabilities	(413)	-	-	(413)

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Common Stock	$122,072	$-	$-	$122,072
Preferred Stocks	3,984	-	-	3,984
Short-Term Investments	2,774	-	-	2,774

Total Investments in Securities	$128,830	$-	$-	$128,830

Futures Contracts	142	-	-	142

High Yield Bond	Level 1	Level 2	Level 3	Total
Common Stocks	$212	$-	$-	$212
Rights and Warrants	268	-	-	268
Preferred Stocks	961	-	-	961
Convertible Preferred Stock	469	-	-	469
Convertible Obligations	-	1,359	-	1,359
Corporate Obligations	-	116,284	-	116,284
Asset Backed Securities	-	188	-	188
Short-Term Investments	11,510	-	-	11,510

Total Investments in Securities	$13,420	$117,831	$-	$131,251

Retirement Income and Appreciation Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$6,945	$-	$-	$6,945
Convertible Preferred Stock	576	-	-	576
Preferred Stock	1,546	-	-	1,546
Convertible Obligations	-	17,065	-	17,065
Corporate Obligations	-	55,590	-	55,590
Other Government Obligations	-	590	-	590
Asset-Backed Obligations	-	2,681	-	2,681
Non-Agency Mortgage Backed Obligations	-	5,350	-	5,350
U.S. Agency Mortgage Backed Obligations	-	36,177	-	36,177
U.S. Treasury Obligations	-	9,782	-	9,782
Short-Term Investments	4,005	-	-	4,005

Total Investments in Securities	$13,072	$127,235	$-	$140,307

Intermediate Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Obligations	$-	$159,720	$-	$159,720
Other Government Obligations	-	832	-	832
Asset-Backed Securities	-	6,904	-	6,904
Non-Agency Mortgage Backed Obligations	-	10,627	-	10,627
U.S. Agency Mortgage Backed Obligations	-	195,390	-	195,390
U.S. Treasury Obligations	-	194,919	-	194,919
Short-Term Investments	25,569	-	-	25,569

Total Investments in Securities	$25,569	$568,392	$-	$593,961

Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Obligations	$-	$88,203	$-	$88,203
Asset-Backed Securities	-	24,571	-	24,571
Non-Agency Mortgage Backed Obligations	-	2,876	-	2,876
U.S. Agency Mortgage-Backed Obligations	-	56,401	-	56,401
U.S. Treasury Obligations	-	5,834	-	5,834
Short-Term Investments	683	-	-	683

Total Investments in Securities	$683	$177,886	$-	$178,569

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Securities Lending

The Small Cap Value and International Equity Funds may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is marked to market and monitored daily. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent (the “Agent”) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements.

Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

Cost of Investments for Federal Income Tax Purposes

As of January 31, 2012, the cost of investments for federal income tax purposes was as follows (in thousands):

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Balanced	$823,839	$86,369	$(73,022)	$13,347
Large Cap Value	8,031,450	844,754	(861,074)	(16,320)
Large Cap Growth	78,681	7,501	(1,550)	5,951
Mid-Cap Value	116,483	12,974	(2,965)	10,009
Small Cap Value	3,181,716	517,381	(143,002)	374,379
Small Cap Value II	3,076	201	(47)	154
International Equity	1,226,065	153,636	(103,467)	50,169
Emerging Markets	136,250	11,882	(19.302)	(7,420)
High Yield Bond	133,737	5,214	(7,699)	(2,485)
Retirement Income and Appreciation	131,660	9,633	(986)	8,647
Intermediate Bond	577,111	17,259	(410)	16,849
Short-Term Bond	179,217	1,321	(1,969)	(648)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the Trust’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr. President

Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr. President

Date: March 30, 2012

By:	/s/ Melinda G. Heika
Melinda G. Heika Treasurer

Date: March 30, 2012